===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Post-Effective Amendment No. 27 [X]
                              (File No. 333-44644)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 61 [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8
                   (previously IDS Life of New York Account 8)

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                               Dixie Carrol, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2009 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

PROSPECTUS

MAY 1, 2009


RIVERSOURCE(R)

VARIABLE UNIVERSAL LIFE IV
VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1 (800) 541-2251


            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8


This prospectus contains information that you should know before investing in RiverSource Variable Universal Life IV (VUL IV - NY) or RiverSource Variable Universal Life IV - Estate Series (VUL IV ES - NY). VUL IV ES - NY is a life insurance policy with an initial specified amount of $1,000,000 or more. We reserve the right to offer the Estate Series at a lower specified amount on a promotional basis and/or to certain groups of individuals such as current or retired employees and financial advisors of Ameriprise Financial, Inc. or its subsidiaries, and their spouses or domestic partners, where such promotion or group offering is expected to result in overall cost reductions to RiverSource Life of NY.

All other policies are VUL IV - NY policies. The information in this prospectus applies to both VUL IV ES - NY and VUL IV - NY unless stated otherwise.


The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:


- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  1

TABLE OF CONTENTS



FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    8
POLICY BENEFITS AND RISKS...................   11
   Policy Benefits..........................   11
   Policy Risks.............................   14
   Fund Risks...............................   16
LOADS, FEES AND CHARGES.....................   17
   Premium Expense Charge...................   17
   Monthly Deduction........................   17
   Surrender Charge.........................   18
   Partial Surrender Charge.................   19
   Mortality and Expense Risk Charge........   19
   Annual Operating Expenses of the Funds...   19
   Effect of Loads, Fees and Charges........   19
   Other Information on Charges.............   20
RIVERSOURCE LIFE OF NY......................   20
THE VARIABLE ACCOUNT AND THE FUNDS..........   21
   Relationship Between Funds and
     Subaccounts............................   30
   Substitution of Investments..............   30
   Voting Rights............................   30
THE FIXED ACCOUNT...........................   31
PURCHASING YOUR POLICY......................   31
   Application..............................   31
   Premiums.................................   32
   Limitations on the Use of the Policy.....   32
POLICY VALUE................................   32
   Fixed Account............................   32
   Subaccounts..............................   32
KEEPING THE POLICY IN FORCE.................   34
   Minimum Initial Premium Period...........   34
   No Lapse Guarantee.......................   34
   Grace Period.............................   34
   Reinstatement............................   35
   Exchange Right...........................   35
   Paid-Up Insurance Option.................   35
PROCEEDS PAYABLE UPON DEATH.................   35
   Change in Death Benefit Option...........   36
   Changes in Specified Amount..............   36
   Misstatement of Age or Sex...............   37
   Suicide..................................   38
   Beneficiary..............................   38
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   38
   Restrictions on Transfers................   38
   Fixed Account Transfer Policies..........   40
   Minimum Transfer Amounts.................   40
   Maximum Transfer Amounts.................   40
   Maximum Number of Transfers Per Year.....   40
   Automated Transfers......................   40
   Automated Dollar-Cost Averaging..........   41
   Asset Rebalancing........................   41
   Portfolio Navigator Asset Allocation
     Program................................   42
POLICY LOANS................................   44
   Minimum Loan Amounts.....................   45
   Maximum Loan Amounts.....................   45
   Allocation of Loans to Accounts..........   45
   Repayments...............................   45
   Overdue Interest.........................   45
   Effect of Policy Loans...................   45
POLICY SURRENDERS...........................   45
   Total Surrenders.........................   45
   Partial Surrenders.......................   45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   46
PAYMENT OF POLICY PROCEEDS..................   47
   Payment Options..........................   47
   Deferral of Payments.....................   47
FEDERAL TAXES...............................   47
   RiverSource Life of NY's Tax Status......   48
   Taxation of Policy Proceeds..............   48
   Modified Endowment Contracts.............   49
   Other Tax Considerations.................   50
   Split Dollar Arrangements................   51
DISTRIBUTION OF THE POLICY..................   52
LEGAL PROCEEDINGS...........................   54
POLICY ILLUSTRATIONS........................   54
KEY TERMS...................................   68
FINANCIAL STATEMENTS........................   70






2 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FEE TABLES(A)


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.


TRANSACTION FEES



                                                          AMOUNT DEDUCTED

                         WHEN CHARGE IS
       CHARGE               DEDUCTED             VUL IV - NY         VUL IV ES - NY
PREMIUM EXPENSE       When you pay          3.5% of each premium  3.5% of each premium
CHARGE                premium.              payment.              payment.

--------------------------------------------------------------------------------------

SURRENDER CHARGE(B)   When you surrender    Rate per $1,000 of    Rate per $1,000 of
                      your policy for its   initial specified     initial specified
                      full cash surrender   amount:               amount:
                      value, or the policy
                      lapses, during the    MINIMUM:              MINIMUM:
                      first ten years and   $5.11 -- Female,      $5.11 -- Female,
                      for ten years after   Standard, Age 1       Standard, Age 1
                      requesting an
                      increase in the       MAXIMUM:              MAXIMUM:
                      specified amount.     $36.80 -- Male,       $36.80 -- Male,
                                            Standard Tobacco,     Standard Tobacco,
                                            Age 85                Age 85

                                            REPRESENTATIVE        REPRESENTATIVE
                                            INSURED:              INSURED:
                                            $10.42 -- Male,       $10.42 -- Male,
                                            Preferred             Preferred
                                            Nontobacco, Age 40    Nontobacco, Age 40

                                                      For 2001 CSO policies:

                                                 VUL IV - NY         VUL IV ES - NY

                                            Rate per $1,000 of    Rate per $1,000 of
                                            initial specified     initial specified
                                            amount:               amount:

                                            MINIMUM:              MINIMUM:
                                            $5.11 -- Female,      $5.11 -- Female,
                                            Standard, Age 1       Standard, Age 1

                                            MAXIMUM:              MAXIMUM:
                                            $36.80 -- Male,       $36.80 -- Male,
                                            Standard Tobacco,     Standard Tobacco,
                                            Age 70                Age 70

                                            REPRESENTATIVE        REPRESENTATIVE
                                            INSURED:              INSURED:
                                            $10.42 -- Male,       $10.42 -- Male,
                                            Preferred             Preferred
                                            Nontobacco, Age 40    Nontobacco, Age 40

--------------------------------------------------------------------------------------

PARTIAL SURRENDER     When you surrender    The lesser of:        The lesser of:
CHARGE                part of the value of  - $25; or             - $25; or
                      your policy.          - 2% of the amount    - 2% of the amount
                                              surrendered.          surrendered.

--------------------------------------------------------------------------------------

FEES FOR EXPRESS      When we pay policy    - $15 -- United       - $15 -- United
MAIL AND ELECTRONIC   proceeds by express     States                States
FUND TRANSFERS OF     mail or electronic    - $30 -- Internatio-  - $30 -- Internatio-
LOAN PAYMENTS AND     fund transfer.          nal                   nal
SURRENDERS

--------------------------------------------------------------------------------------




(a) In prior policies, the "Standard Tobacco" risk classification was the "Smoker" risk classification and the "Preferred Nontobacco" risk classification was the "Preferred Nonsmoker" risk classification.
(b) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  3

CHARGES OTHER THAN FUND OPERATING EXPENSES




                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
CHARGES(A)                                            of net amount at risk:     of net amount at risk:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10,          Standard, Age 10,
                                                      Duration 1                 Duration 1

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco, Age 99   Standard Tobacco, Age 99

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 40,        Nontobacco, Age 40,
                                                      Duration 1                 Duration 1

                                                                     For 2001 CSO policies:

                                                             VUL IV - NY               VUL IV ES - NY

                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount at risk:     of net amount at risk:

                                                      MINIMUM: $0.02 -- Female,  MINIMUM: $0.01 -- Female,
                                                      Standard, Age 3, Duration  Standard, Age 3, Duration
                                                      1                          1

                                                      MAXIMUM: $37.12 -- Male,   MAXIMUM: $37.12 -- Male,
                                                      Standard Tobacco, Age 90,  Standard Tobacco, Age 90,
                                                      Duration 10                Duration 10

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $0.09 -- Male, Preferred   $0.12 -- Male, Preferred
                                                      Nontobacco, Age 35,        Nontobacco, Age 40,
                                                      Duration 1                 Duration 1

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


4 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
POLICY FEE                 Monthly.                   GUARANTEED: $7.50 per      GUARANTEED: $7.50 per
                                                      month.                     month.

                                                      CURRENT: $7.50 per month   CURRENT: $0 per month.
                                                      for initial specified
                                                      amounts below $250,000;
                                                      and

                                                      $0 per month for initial
                                                      specified amounts of
                                                      $250,000 and above.

----------------------------------------------------------------------------------------------------------

MORTALITY AND EXPENSE      Daily.                     GUARANTEED: .90% of the    GUARANTEED: .90% of the
RISK CHARGE                                           average daily net asset    average daily net asset
                                                      value of the subaccounts   value of the subaccounts
                                                      for all policy years.      for all policy years.

                                                      CURRENT:                   CURRENT:
                                                      - .90% for policy years    - .90% for policy years
                                                        1-10;                      1-10;
                                                      - .45% for policy years    - .30% for policy years
                                                        11-20; and                 11-20; and
                                                      - .30% for policy years    - .20% for policy years
                                                        21 and after.              21 and after.

----------------------------------------------------------------------------------------------------------

INTEREST RATE ON LOANS     Charged daily and due at   GUARANTEED: 5% per year.   GUARANTEED: 5% per year.
                           the end of the policy
                           year.                      CURRENT:                   CURRENT:
                                                      - 5% for policy years 1-   - 5% for policy years 1-
                                                        10;                        10;
                                                      - 3% for policy years      - 3% for policy years
                                                        11+.                       11+.

                                                      For prior policies:        For prior policies:
                                                      GUARANTEED: 6% per year.   GUARANTEED: 6% per year.

                                                      CURRENT:                   CURRENT:
                                                      - 6% for policy years 1-   - 6% for policy years 1-
                                                        10;                        10;
                                                      - 4% for policy years      - 4% for policy years
                                                        11+.                       11+.

----------------------------------------------------------------------------------------------------------

ACCIDENTAL DEATH BENEFIT   Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
RIDER (ADB)(A)                                        of accidental death        of accidental death
                                                      benefit amount:            benefit amount:

                                                      MINIMUM: $.04 -- Female,   MINIMUM: $.04 -- Female,
                                                      Age 5                      Age 5

                                                      MAXIMUM: $.16 -- Male,     MAXIMUM: $.16 -- Male,
                                                      Age 69                     Age 69

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.08 -- Male, Preferred    $.08 -- Male, Preferred
                                                      Nontobacco, Age 40         Nontobacco, Age 40

----------------------------------------------------------------------------------------------------------

AUTOMATIC INCREASE         No charge.                 No charge for this rider,  No charge for this rider,
BENEFIT RIDER (AIB)                                   however, the additional    however, the additional
                                                      insurance added by the     insurance added by the
                                                      rider is subject to        rider is subject to
                                                      monthly cost of insurance  monthly cost of insurance
                                                      charges.                   charges.

----------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  5

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
BASE INSURED RIDER         Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
(BIR)(A)(B)(C)                                        of base insured rider      of base insured rider
                                                      specified amount:          specified amount:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10,          Standard, Age 10,
                                                      Duration 1                 Duration 1

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco, Age 99   Standard Tobacco, Age 99

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 40,        Nontobacco, Age 40,
                                                      Duration 1                 Duration 1

----------------------------------------------------------------------------------------------------------

CHILDREN'S INSURANCE       Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
RIDER (CIR)                                           of CIR specified amount:   of CIR specified amount:

                                                      $.58                       $.58

----------------------------------------------------------------------------------------------------------

OTHER INSURED RIDER        Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
(OIR)(A)(B)(C)                                        of OIR specified amount:   of OIR specified amount:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10,          Standard, Age 10,
                                                      Duration 1                 Duration 1

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco, Age 99   Standard Tobacco, Age 99

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 40,        Nontobacco, Age 40,
                                                      Duration 1                 Duration 1

----------------------------------------------------------------------------------------------------------





(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b) For prior policies OIR and BIR cannot be added to any in-force policy and any OIR or BIR currently in-force on a policy cannot be increased.

(c) Effective October 1, 2008, the BIR and OIR are not available.



6 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
WAIVER OF MONTHLY          Monthly.                   For policies purchased on  For policies purchased on
DEDUCTION RIDER (WMD)                                 or after May 1, 2006, the  or after May 1, 2006, the
                                                      following applies:         following applies:

                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount risk plus    of net amount risk plus
                                                      the BIR specified amount   the BIR specified amount
                                                      and the OIR specified      and the OIR specified
                                                      amounts if applicable:     amounts if applicable:

                                                      MINIMUM:                   MINIMUM:
                                                      $.00692 -- Female,         $.00692 -- Female,
                                                      Nontobacco, Age 20         Nontobacco, Age 20

                                                      MAXIMUM: $.34212 -- Male   MAXIMUM: $.34212 -- Male
                                                      Standard Tobacco, Age 59   Standard Tobacco, Age 59

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.01899 -- Male,           $.01341 -- Male,
                                                      Preferred Nontobacco, Age  Preferred Nontobacco, Age
                                                      40                         35

                                                      For prior policies:        For prior policies:
                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount at risk      of net amount at risk
                                                      plus the BIR specified     plus the BIR specified
                                                      amount and the OIR         amount and the OIR
                                                      specified amounts if       specified amounts if
                                                      applicable:                applicable:

                                                      MINIMUM: $.01 -- Female,   MINIMUM: $.01 -- Female,
                                                      Standard, Age 5            Standard, Age 5

                                                      MAXIMUM: $.28 -- Male,     MAXIMUM: $.28 -- Male,
                                                      Standard Tobacco, Age 59   Standard Tobacco, Age 59

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.02 -- Male, Preferred    $.02 -- Male, Preferred
                                                      Nontobacco, Age 40         Nontobacco, Age 35

                                                      If you have CIR there      If you have CIR there
                                                      will be an additional      will be an additional
                                                      $.02 per month per $1,000  $.02 per month per $1,000
                                                      of the CIR specified       of the CIR specified
                                                      amount.                    amount.

----------------------------------------------------------------------------------------------------------

WAIVER OF PREMIUM RIDER    Monthly.                   Monthly rate multiplied    Monthly rate multiplied
(WP)(A)                                               by the greater of the      by the greater of the
                                                      monthly-specified premium  monthly-specified premium
                                                      selected for the rider or  selected for the rider or
                                                      the monthly deduction for  the monthly deduction for
                                                      the policy and any other   the policy and any other
                                                      riders attached to the     riders attached to the
                                                      policy.                    policy.

                                                      MINIMUM: $.03206 -- Male,  MINIMUM: $.03206 -- Male,
                                                      Nontobacco, Age 20         Nontobacco, Age 20

                                                      MAXIMUM:                   MAXIMUM:
                                                      $.40219 -- Female,         $.40219 -- Female,
                                                      Standard Tobacco, Age 59   Standard Tobacco, Age 59

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.04009 -- Male,           $.04649 -- Male,
                                                      Preferred Nontobacco, Age  Preferred Nontobacco, Age
                                                      35                         40

----------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES
AIM V.I. Capital Appreciation Fund, Series II         0.61%      0.25%    0.30%         0.01%          1.17%
Shares


AIM V.I. Capital Development Fund, Series II          0.75       0.25     0.36          0.01           1.37(1)
Shares


AIM V.I. Dynamics Fund, Series I Shares               0.75         --     0.47            --           1.22


AIM V.I. Financial Services Fund, Series I            0.75         --     0.48          0.01           1.24(2)
Shares


AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(1)
Shares


AIM V.I. Technology Fund, Series I Shares             0.75         --     0.41          0.01           1.17(2)


AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --           0.87
Portfolio (Class B)


AllianceBernstein VPS International Value             0.74       0.25     0.07            --           1.06
Portfolio (Class B)


AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.09            --           1.09
(Class B)


American Century VP International, Class II           1.24       0.25     0.01            --           1.50


American Century VP Value, Class II                   0.84       0.25     0.01            --           1.10


Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --           0.92
Portfolio


Columbia High Yield Fund, Variable Series, Class      0.78       0.25     0.11            --           1.14
B


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio


Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --           1.20


Evergreen VA Fundamental Large Cap Fund - Class       0.61       0.25     0.19          0.01           1.06
2


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --           0.91
Class 2


Fidelity(R) VIP Growth & Income Portfolio             0.46       0.25     0.13            --           0.84
Service Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.25     0.12            --           0.93
2


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.25     0.16            --           1.12
2


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.04            --           0.84
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity              0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.22            --           1.11
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01           0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --           0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)



8 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

MFS(R) Investors Growth Stock Series - Service        0.75%      0.25%    0.10%           --%          1.10%
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26


MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --           1.06


Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --           0.90
Shares


Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --           0.99
Service Shares


Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(7)
Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(8)
Class


Putnam VT Global Health Care Fund - Class IB          0.70       0.25     0.16          0.01           1.12
Shares
(previously Putnam VT Health Sciences
Fund - Class IB Shares)

Putnam VT International Equity Fund - Class IB        0.75       0.25     0.12          0.01           1.13
Shares


Putnam VT Vista Fund - Class IB Shares                0.65       0.25     0.15          0.01           1.06


RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(9)
Portfolios - Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(9)
Portfolios - Conservative


RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(9)
Portfolios - Moderate


RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(9)
Portfolios - Moderately Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(9)
Portfolios - Moderately Conservative


RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(10)
Portfolio - Fundamental Value Fund


RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(10)
Portfolio - Select Value Fund


RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(10)
Portfolio - Small Cap Value Fund


RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund


RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund


RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund


RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund


RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(10)
Bond Fund


RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(10)
Inflation Protected Securities Fund


RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund


RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --           0.92
Opportunities Fund


RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(10)
Growth Fund


RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --           1.04
Value Fund


RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(10)
Index Fund


RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --           0.79
Duration U.S. Government Fund


RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)

RVST Seligman Variable Portfolio - Larger-Cap         0.48       0.13     0.67            --           1.28(10)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(10)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --           1.61
Markets Fund


RVST Threadneedle Variable                            0.82       0.13     0.20            --           1.15
Portfolio - International Opportunity Fund


Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --           0.85
Portfolio, Class II Shares


Van Kampen UIF Global Real Estate Portfolio,          0.85       0.35     0.37            --           1.57(11)
Class II Shares


Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(11)
II Shares


Wanger International                                  0.84         --     0.18            --           1.02


Wanger USA                                            0.85         --     0.11            --           0.96




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Wells Fargo Advantage VT Asset Allocation Fund        0.55%      0.25%    0.23%         0.01%          1.04%(12)


Wells Fargo Advantage VT International Core Fund      0.75       0.25     0.43            --           1.43(12)


Wells Fargo Advantage VT Opportunity Fund             0.73       0.25     0.20          0.04           1.22(12)


Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(12)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (8) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


 (9) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(11) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(12) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



10 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS




      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when the insured    valuation date. You may choose either of the
                           dies. Before the           following death benefit options:
                           insured's attained
                           insurance age 100, your    OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           policy's death benefit     insured's attained insurance age 100, the death
                           can never be less than     benefit amount is the greater of the following as
                           the specified amount       determined on the death benefit valuation date:
                           unless you change that     - the specified amount; or
                           amount or your policy has  - a percentage of the policy value.
                           outstanding indebtedness.
                                                      OPTION 2 (VARIABLE AMOUNT): If death is prior to
                                                      the insured's attained insurance age 100, the
                                                      death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - the percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges.

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE INSURED'S ATTAINED INSURANCE AGE 100,
                                                      THE DEATH BENEFIT AMOUNT WILL BE THE GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the insured's attained
                                                        insurance age 100.

--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL PREMIUM    Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of the
PERIOD AND NO LAPSE        lapse (end without value)  first five policy years during which you may
GUARANTEE (NLG)            if the Minimum Initial     choose to pay the minimum initial premium as long
                           Premium Period or any of   as the policy value minus indebtedness equals or
                           the NLG options are in     exceeds the monthly deduction.
                           effect, even if the cash
                           surrender value is less    NO LAPSE GUARANTEES: Each policy has the following
                           than the amount needed to  NLG options, which remains in effect if you meet
                           pay the monthly            certain premium requirements and indebtedness does
                           deduction.                 not exceed the policy value minus surrender
                                                      charges:

                                                      - NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees
                                                        the policy will not lapse before the insured's
                                                        attained insurance age 70 (or 10 years, if
                                                        later).

                                                      - NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
                                                        guarantees the policy will not lapse before the
                                                        insured's attained insurance age 100. The NLG-
                                                        100 is not available when you add an OIR to your
                                                        policy. This does not apply to prior policies.

--------------------------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the insured's attained
                                                      insurance age 100. We may refuse premiums in order
                                                      to comply with the Code. Although you have
                                                      flexibility in paying premiums, the amount and
                                                      frequency of your payments will affect the policy
                                                      value, cash surrender value and the length of time
                                                      your policy will remain in force as well as affect
                                                      whether any of the NLG options remain in effect.

--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 10th day
                           all premiums paid.         after you receive it. On the date your request is
                                                      postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------

INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 3%. (4% for prior policies).

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------




12 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                           at an additional cost, in    provides an additional death benefit if the
                           the form of riders (if       insured's death is caused by accidental injury.
                           you meet certain           - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                           requirements). The           provides an increase in the specified amount at
                           amounts of these benefits    a designated percentage on each policy
                           do not vary with             anniversary until the earliest of the insured's
                           investment experience of     attained insurance age 65 or the occurrence of
                           the variable account.        certain other events, as described in the rider.
                           Certain restrictions       - BASE INSURED RIDER (BIR): BIR provides an
                           apply and are clearly        additional level adjustable death benefit on the
                           described in the             base insured.*
                           applicable rider. For      - CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                           prior policies, OIR and      level term coverage on each eligible child.
                           BIR cannot be added to     - OTHER INSURED RIDER (OIR): OIR provides a level,
                           any in force policy and      adjustable death benefit on the life of each
                           any OIR or BIR currently     other insured covered. Adding this rider to your
                           in force on a policy         policy will cause the loss of the policy's No
                           cannot be increased.         Lapse Guarantee to Age 100. This rule does not
                                                        apply to prior policies.*
* EFFECTIVE OCTOBER 1,                                - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
  2008, THE BIR AND OIR                                 WMD, we will waive the monthly deduction if the
  ARE NOT AVAILABLE.                                    insured becomes totally disabled before attained
                                                        insurance age 60.

                                                      In addition for policies purchased on or after May
                                                      1, 2006, the following applies:
                                                        - If total disability begins on or after
                                                          attained insurance age 60 but before attained
                                                          insurance age 65, the monthly deduction will
                                                          be waived only for a limited period of time;
                                                          and
                                                        - WMD also includes a waiver for involuntary
                                                          unemployment benefit where monthly deductions
                                                          may be waived up to 12 months. Ask your sales
                                                          representative about the terms of the WMD.
                                                      - WAIVER OF PREMIUM RIDER (WP): If the insured
                                                        becomes totally disabled before attained
                                                        insurance age 60, prior to attained insurance
                                                        age 65 we will add the monthly-specified premium
                                                        shown in the policy to the policy value, or
                                                        waive the monthly deduction if higher. On and
                                                        after attained insurance age 65, the monthly
                                                        deduction will be waived. If total disability
                                                        begins on or after attained insurance age 60 but
                                                        before attained insurance age 65, the addition
                                                        of the monthly deduction will be for a limited
                                                        period of time. WP also includes a waiver for
                                                        involuntary unemployment benefit where monthly
                                                        deductions may be waived up to 12 months.

--------------------------------------------------------------------------------------------------------





    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  13

POLICY RISKS



      POLICY BENEFIT             WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the Minimum
                                                        Initial Premium Period nor the NLG is in effect
                                                        and you do not pay the premiums needed to
                                                        maintain coverage.
                           -----------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                           -----------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first ten years. Surrender charges can
                           in the early policy          significantly reduce policy values. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.
                           -----------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate the NLG.
                           -----------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk that your
                           your policy.                 policy will lapse, will have a permanent effect
                                                        on the policy value, will reduce the death
                                                        benefit and may terminate the NLG.
                                                      - The lapse may have adverse tax consequences.
                           -----------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the Minimum
                           performance.                 Initial Premium Period nor the NLG is in effect
                                                        and you do not pay the premiums needed to
                                                        maintain coverage.
--------------------------------------------------------------------------------------------------------




14 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy if not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before deductions of any
                                                        outstanding loans) exceeds your investment in
                                                        the policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        deductions of any outstanding loans) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If the exchange does not qualify as an exchange
                                                        under Section 1035 of the Code, there may be
                                                        adverse tax consequences.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a modified endowment
                           endowment contract"          contract or an assignment or pledge of a
                           ("MEC") for federal          modified endowment contract. Earnings come out
                           income tax purposes when     first on surrenders or loans from a modified
                           issued. If a policy is       endowment contract or an assignment or pledge of
                           not a MEC when issued,       a modified endowment contract. If you are under
                           certain changes you may      age 59 1/2, a 10% penalty tax also may apply to
                           make to the policy may       these earnings.
                           cause it to become a MEC.

                           -----------------------------------------------------------------------------

                           If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, this is earnings in policy
                           an outstanding policy        cash value and earnings previously taken via
                           loan, you may experience     existing loans. It could be the case that a
                           a significant tax risk,      policy with a relatively small existing cash
                           especially if your           value could have significant earnings that will
                           policy is not a MEC.         be taxed upon lapse or surrender of the policy.
                                                        For MEC policies, this is the remaining earnings
                                                        in the policy.

                           -----------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  15

      POLICY BENEFIT             WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       The policy may fail to     - You could lose any or all of the specific
                           qualify as life insurance    federal income tax attributes and benefits of a
                           for federal income tax       life insurance policy including tax-deferred
                           purposes. Congress may       accrual of cash values, and income tax free
                           change current tax law at    death benefits and for non-MEC contracts your
                           any time.                    ability to take non-taxable distributions from
                                                        the policy.
                           The interpretation of
                           current tax law is
                           subject to change by the
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

--------------------------------------------------------------------------------------------------------






Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


16 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

LOADS, FEES AND CHARGES


Policy charges primarily compensate us for:


- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.


PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.


MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:


- you do not specify the accounts from which you want us to take the monthly deduction; or


- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantee," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement" at the end of this section on policy costs.)


COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

   - the amount of the death benefit;

   - the policy value; and

   - the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:


   "A" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


       We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates

    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  17
       will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.


2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL
   IV - NY, - $ 0 per month for VUL IV ES - NY. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.


3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE*

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.



The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.



The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.


The following table illustrates the maximum surrender charge for VUL IV - NY and VUL IV ES - NY for a male, insurance age 40 qualifying for preferred nontobacco rates. We assume the specified amount to be $275,000 for VUL IV - NY. For VUL IV ES - NY, we assume the specified amount to be $2,000,000.

LAPSE OR
SURRENDER
AT
BEGINNING             MAXIMUM SURRENDER CHARGE
OF YEAR            VUL IV - NY    VUL IV ES - NY
      1             $2,865.50       $20,840.00
      2              2,865.50        20,840.00
      3              2,865.50        20,840.00
      4              2,865.50        20,840.00
      5              2,865.50        20,840.00
      6              2,865.50        20,840.00
      7              2,292.40        16,672.00
      8              1,719.30        12,504.00
      9              1,146.20         8,336.00
     10                573.10         4,168.00
     11                  0.00             0.00




----------
* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification.

18 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

For 2001 CSO policies, the following table illustrates the maximum surrender charge for VUL IV - NY and VUL IV ES - NY for a male, insurance age 40 qualifying for preferred nontobacco rates. We assume the specified amount to be $400,000 for VUL IV - NY. For VUL IV ES - NY, we assume the specified amount to be $2,000,000.




LAPSE OR
SURRENDER
AT
BEGINNING           MAXIMUM SURRENDER CHARGE FOR:
OF YEAR            VUL IV - NY    VUL IV ES - NY
      1             $4,168.00        $20,840.00
      2              4,168.00         20,840.00
      3              4,168.00         20,840.00
      4              4,168.00         20,840.00
      5              4,168.00         20,840.00
      6              4,098.53         20,492.67
      7              3,264.93         16,324.67
      8              2,431.33         12,156.67
      9              1,597.73          7,988.67
     10                764.13          3,820.67
     11                  0.00              0.00




From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV - NY and .3% for VUL IV ES - NY. For years 21 and after, this charge equals .3% for VUL
IV - NY and .2% for VUL IV ES - NY. We reserve the right to charge up to .9% for both VUL IV - NY and VUL IV ES - NY for all policy years. Computed daily, the charge primarily compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and


- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.


In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  19

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY


We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.



We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.



20 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.



- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  21

  RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in 2007.



  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").



  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.



- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


22 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series II                                                 entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Dynamics  Seeks long-term capital growth.              Invesco Aim Advisors,
Fund, Series I                                                  Inc. adviser, advisory
Shares                                                          entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  23

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is    American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Advisors, LLC, advisor;
Variable Series,                                                MacKay Shields LLC,
Class B                                                         subadviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------




24 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR),
Portfolio Service  appreciation. Normally invests a majority    investment manager; FMR
Class 2            of assets in common stocks with a focus on   U.K., FMR Far East, sub-
                   those that pay current dividends and show    advisers.
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR),
Service Class 2    Normally invests at least 80% of assets in   investment manager; FMR
                   securities of companies with medium market   U.K., FMR Far East, sub-
                   capitalizations. May invest in companies     advisers.
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks of        Research Company (FMR),
Portfolio Service  foreign securities. Normally invests at      investment manager; FMR
Class 2            least 80% of assets in non-U.S. securities.  U.K., FMR Far East,
                                                                Fidelity International
                                                                Investment Advisors
                                                                (FIIA) and FIIA U.K.,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  25

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------




26 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  27

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------




28 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Smal-
ler-Cap Value
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  29

----------------------------------------------------------------------------------------
FUND               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wanger USA         Seeks long-term growth of capital.           Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Asset Allocation                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------






PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;


- the existing funds become unavailable; or



- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")



In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.


VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you

30 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.




Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 3% (4% for prior policies), independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 3% (4% for prior policies), although we may do so at our sole discretion. Rates higher than 3% (4% for prior policies) may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 3% (4% for prior policies) on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the PN program.



INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.



AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.



RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")



OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  31

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUM IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.


The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.


You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.


PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.


ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount.

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

Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:


     The number of accumulation units you own may fluctuate due to:


     - additional net premiums allocated to the subaccounts;



     - transfers into or out of the subaccounts;



     - partial surrenders and partial surrender fees;



     - surrender charges; and/or



     - monthly deductions.


     Accumulation unit values will fluctuate due to:


     - changes in underlying fund net asset value;



     - fund dividends distributed to the subaccounts;



     - fund capital gains or losses;



     - fund operating expenses; and



     - mortality and expense risk charges.



WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.


TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.



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                                           IV - ESTATE SERIES -- PROSPECTUS  33

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the Minimum Initial Premium Period as shown in your policy under "Policy Data," if:

- on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and


- the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness, equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.


The minimum initial premium period is five years.




NO LAPSE GUARANTEES


A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:



  NO LAPSE GUARANTEE TO AGE 70 (NLG-70): This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).



  The NLG-70 will remain in effect as long as:



  - the sum of premiums paid; minus



  - partial surrenders; minus



  - outstanding indebtedness; equals or exceeds



  - the NLG-70 premiums due since the policy date.



  The NLG-70 premium is shown in the policy.



If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.



  NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100. The NLG-100 is not available when you add an OIR to your policy. This rule does not apply to prior policies.


  The NLG-100 will remain in effect as long as:

  - the sum of premiums paid; minus

  - partial surrenders; minus

  - outstanding indebtedness; equals or exceeds

  - the NLG-100 premiums due since the policy date.

  The NLG-100 premium is shown in the policy.


If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-100 will be in effect. If the NLG-100 is not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.


GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.



We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and


34  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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

allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:



- a written request;



- evidence satisfactory to us that the insured remains insurable;



- payment of the premium we specify; and



- payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated. The NLG cannot be reinstated.


We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT

During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.



A transfer for this purpose will not count against the maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.



A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PAID-UP INSURANCE OPTION
You may request that we use the cash surrender value of the policy to purchase an amount of paid-up insurance. You may make your request in writing during the 30 days before any policy anniversary. The paid-up insurance policy will take effect as of the policy anniversary and will mature on the original policy's maturity date. You will forfeit all rights to make future premium payments and all riders will terminate.

The amount and cash surrender value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the fixed account guaranteed interest rate. The paid-up insurance policy's death benefit amount, minus its cash surrender value, cannot be greater than your current policy's death benefit, minus its policy value (both as of the date of the paid-up insurance policy's purchase). The amount of paid-up insurance will remain level and will not be less than required by law.

Any cash surrender value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the insured's death, you may surrender the paid-up insurance for its cash surrender value.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  35

- the percentage of policy value.

EXAMPLE                                                                OPTION 1     OPTION 2
Specified amount                                                       $100,000     $100,000
Policy value                                                           $  5,000     $  5,000
Death benefit                                                          $100,000     $105,000
Policy value increases to                                              $  8,000     $  8,000
Death benefit                                                          $100,000     $108,000
Policy value decreases to                                              $  3,000     $  3,000
Death benefit                                                          $100,000     $103,000



If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower, for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.


Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.


- Minimum initial premium.


- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may increase.


- The minimum initial premium and the NLG premiums will increase.


- The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.



36  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

- Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.


- In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.


- In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

EXAMPLE

This example for 2001 CSO Policies assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:



Maximum reduction in initial specified amount in
policy year 10:                                               $100,000 x .50    =  $ 50,000
Maximum reduction in increase in specified amount
during the fourth policy year of increase:                    $100,000 x .25    =   +25,000
                                                                                   --------
Maximum permitted reduction in current specified
amount:                                                                            $ 75,000
Current specified amount before reduction:                                         $200,000
Minus maximum permitted reduction in current
specified amount:                                                                   -75,000
                                                                                   --------
Specified amount after reduction                                                   $125,000



A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.


- The minimum initial premium and the NLG premiums will decrease.


- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

- First from the portion due to the most recent increase;

- Next from portions due to the next most recent increases successively; and

- Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.


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

SUICIDE

Suicide by the insured within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.


BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.


RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;


- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and


- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.



38  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY
HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.



If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:


- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.



- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  39

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.



FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:



- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.


- For automated transfers -- $50.

From the fixed account to a subaccount:


- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.


- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


40 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)


- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.



This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.




HOW DOLLAR-COST AVERAGING WORKS




                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                     Jan       $100           $20           5.00
                                                     Feb        100            18           5.56
you automatically buy                                Mar        100            17           5.88
more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00



You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  41
that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN Program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.



You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.


The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.


POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing

42 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.


Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of New York nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options

    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  43
and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;


- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and


- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the policy. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g. rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS


You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment


44  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.


EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account at the applicable guaranteed interest rate. (See "The Fixed Account.") A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.


POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


PARTIAL SURRENDERS

After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we


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

receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

  1. First from the specified amount provided by the most recent increase;

  2. Next from the next most recent increases successively;

  3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2  BY PHONE


Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
1 (800) 541-2251 (TOLL FREE)
1 (518) 869-8613 (LOCAL)



- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


46  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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PAYMENT OF POLICY PROCEEDS

We will pay policy proceeds when:

- you surrender the policy; or

- the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds from the date of the insured's death to the settlement date (the date on which we pay proceeds in a lump sum or we first place them under a payment option).


PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.



OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.


We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE OF NY'S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



48  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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


SOURCE OF PROCEEDS                             TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------

NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash value could have
                                               significant earnings that will be taxed upon surrender
                                               of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash value could have significant earnings
                                               that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Taxed as full surrender and may be subject to
                                               additional 10% penalty tax if modified endowment
                                               contracts. Interest taxed (and not subject to
                                               additional 10% penalty tax).

                                               OPTIONS B AND C: Portion of each payment taxed and
                                               portion considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected taxed as a partial surrender and
                                               may be subject to additional 10% penalty tax if
                                               modified endowment contracts. Payments made after the
                                               investment in the policy(1) is fully recovered are
                                               taxed and may be subject to an additional 10% penalty
                                               tax if modified endowment contracts.
------------------------------------------------------------------------------------------------------







(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


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If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.


INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


- the distribution occurs after the owner attains age 59 1/2;


- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


1035 EXCHANGES: Section 1035 of the Internal Revenue Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



50  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
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OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.


MUTUALLY EXCLUSIVE REGIMES
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation

    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  51
of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Notice 2008-42 provides guidance to the application of
Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.


SECTION 409A

The general rules for the taxation of non-qualified deferred compensation plans in Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


SALES OF THE POLICY
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS
- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 95% (85% for VUL IV ES - NY prior policies) of the initial target premium when the policy is sold, plus 2.75% (3.5% and

52 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

  2.5%, respectively, for VUL IV - NY and VUL IV ES - NY prior policies) of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS
- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  53

PAYMENTS TO SALES REPRESENTATIVES
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.


You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.


UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current and guaranteed charges for the policies; and

- Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV - NY and VUL IV
ES - NY. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic

54 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS average of all fund operating expenses used in the following illustrations is 1.12% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustrations assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk or nonsmoker risk, as applicable.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations for VUL IV - NY assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV - NY assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV - NY 2001 CSO Policies assume that a premium of $4,500 is paid in full at the beginning of each policy year. The illustrations VUL IV ES - NY assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES - NY 2001 CSO Policies assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:


- Premiums were not paid in full at the beginning of each policy year.

- Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  55

VUL IV - NY
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                            MALE -- AGE 40                                      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                           PREFERRED NONTOBACCO                                   ANNUAL PREMIUM $4,500
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%        6%          12%        0%        6%          12%        0%        6%          12%
-----------------------------------------------------------------------------------------------------------------------------
    1     $    4,725  $400,000  $400,000  $   400,000   $ 3,470  $  3,705  $     3,941   $    --  $     --  $        --
    2          9,686   400,000   400,000      400,000     6,854     7,541        8,259     2,686     3,373        4,091
    3         14,896   400,000   400,000      400,000    10,130    11,491       12,968     5,962     7,323        8,800
    4         20,365   400,000   400,000      400,000    13,324    15,584       18,136     9,156    11,416       13,968
    5         26,109   400,000   400,000      400,000    16,415    19,802       23,784    12,247    15,634       19,616

    6         32,139   400,000   400,000      400,000    19,394    24,142       29,952    16,060    20,807       26,617
    7         38,471   400,000   400,000      400,000    22,265    28,608       36,695    19,765    26,107       34,194
    8         45,120   400,000   400,000      400,000    25,064    33,243       44,109    23,397    31,576       42,441
    9         52,101   400,000   400,000      400,000    27,813    38,075       52,284    26,980    37,241       51,451
   10         59,431   400,000   400,000      400,000    30,515    43,113       61,300    30,515    43,113       61,300

   15        101,959   400,000   400,000      400,000    43,850    72,789      124,387    43,850    72,789      124,387
   20        156,237   400,000   400,000      400,000    53,743   107,591      227,384    53,743   107,591      227,384
   25        225,511   400,000   400,000      488,389    58,324   148,081      400,319    58,324   148,081      400,319
   30        313,924   400,000   400,000      793,573    54,420   194,353      684,114    54,420   194,353      684,114
   35        426,763   400,000   400,000    1,228,802    35,410   247,330    1,148,413    35,410   247,330    1,148,413

   40        570,779        --   400,000    2,007,750        --   310,256    1,912,142        --   310,256    1,912,142
   45        754,583        --   416,293    3,300,374        --   396,470    3,143,213        --   396,470    3,143,213
   50        989,169        --   533,579    5,352,417        --   508,170    5,097,540        --   508,170    5,097,540
   55      1,288,567        --   653,934    8,369,882        --   647,460    8,287,012        --   647,460    8,287,012
   60      1,670,683        --   834,830   13,731,559        --   834,830   13,731,559        --   834,830   13,731,559
-----------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


56 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY
ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                          MALE -- AGE 40                                       CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                           PREFERRED NONTOBACCO                                   ANNUAL PREMIUM $30,000
------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED            DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF  WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%           12%       0%        6%           12%       0%        6%          12%
------------------------------------------------------------------------------------------------------------------------------
    1   $    31,500 $2,000,000 $2,000,000 $  2,000,000 $ 25,448 $   27,091 $     28,735 $  4,608 $    6,251 $      7,895
    2        64,575  2,000,000  2,000,000    2,000,000   50,247     55,124       60,202   29,407     34,284       39,362
    3        99,304  2,000,000  2,000,000    2,000,000   74,413     84,144       94,684   53,573     63,304       73,844
    4       135,769  2,000,000  2,000,000    2,000,000   98,018    114,254      132,553   77,178     93,414      111,713
    5       174,057  2,000,000  2,000,000    2,000,000  121,020    145,447      174,101  100,180    124,607      153,261

    6       214,260  2,000,000  2,000,000    2,000,000  143,380    177,718      219,653  126,708    161,046      202,981
    7       256,473  2,000,000  2,000,000    2,000,000  165,059    211,065      269,575  152,555    198,561      257,071
    8       300,797  2,000,000  2,000,000    2,000,000  186,185    245,650      324,435  177,849    237,314      316,099
    9       347,337  2,000,000  2,000,000    2,000,000  206,823    281,586      384,798  202,655    277,418      380,630
   10       396,204  2,000,000  2,000,000    2,000,000  226,986    318,934      451,237  226,986    318,934      451,237

   15       679,725  2,000,000  2,000,000    2,000,000  328,527    542,136      921,404  328,527    542,136      921,404
   20     1,041,578  2,000,000  2,000,000    2,280,627  412,984    814,670    1,701,961  412,984    814,670    1,701,961
   25     1,503,404  2,000,000  2,000,000    3,659,152  474,028  1,151,712    2,999,305  474,028  1,151,712    2,999,305
   30     2,092,824  2,000,000  2,000,000    5,949,785  500,146  1,574,596    5,129,125  500,146  1,574,596    5,129,125
   35     2,845,090  2,000,000  2,270,650    9,236,340  466,596  2,122,102    8,632,093  466,596  2,122,102    8,632,093

   40     3,805,193  2,000,000  2,952,884   15,144,554  320,510  2,812,270   14,423,385  320,510  2,812,270   14,423,385
   45     5,030,555         --  3,833,243   25,011,059       --  3,650,708   23,820,057       --  3,650,708   23,820,057
   50     6,594,462         --  4,879,133   40,787,885       --  4,646,793   38,845,605       --  4,646,793   38,845,605
   55     8,590,447         --  5,951,982   64,106,943       --  5,893,051   63,472,221       --  5,893,051   63,472,221
   60    11,137,887         --  7,573,667  105,619,846       --  7,573,667  105,619,846       --  7,573,667  105,619,846
------------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  57

VUL IV - NY
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                            MALE -- AGE 40                                   GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                           PREFERRED NONTOBACCO                                   ANNUAL PREMIUM $4,500
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%        6%          12%        0%        6%          12%        0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------

    1     $    4,725  $400,000  $400,000   $  400,000   $ 3,240   $ 3,468   $    3,696   $    --   $    --   $       --
    2          9,686   400,000   400,000      400,000     6,353     7,010        7,696     2,185     2,842        3,528
    3         14,896   400,000   400,000      400,000     9,341    10,632       12,033     5,173     6,464        7,865
    4         20,365   400,000   400,000      400,000    12,196    14,325       16,732     8,028    10,157       12,564
    5         26,109   400,000   400,000      400,000    14,911    18,083       21,819    10,743    13,915       17,651

    6         32,139   400,000   400,000      400,000    17,479    21,899       27,326    14,144    18,565       23,992
    7         38,471   400,000   400,000      400,000    19,901    25,778       33,299    17,401    23,278       30,798
    8         45,120   400,000   400,000      400,000    22,173    29,714       39,779    20,505    28,046       38,111
    9         52,101   400,000   400,000      400,000    24,285    33,699       46,810    23,451    32,865       45,977
   10         59,431   400,000   400,000      400,000    26,231    37,727       54,446    26,231    37,727       54,446

   15        101,959   400,000   400,000      400,000    32,820    57,901      103,612    32,820    57,901      103,612
   20        156,237   400,000   400,000      400,000    32,186    76,133      178,830    32,186    76,133      178,830
   25        225,511   400,000   400,000      400,000    19,833    87,991      299,276    19,833    87,991      299,276
   30        313,924   400,000   400,000      577,071        --    83,938      497,475        --    83,938      497,475
   35        426,763        --   400,000      866,528        --    41,974      809,840        --    41,974      809,840

   40        570,779        --        --    1,373,202        --        --    1,307,812        --        --    1,307,812
   45        754,583        --        --    2,175,008        --        --    2,071,436        --        --    2,071,436
   50        989,169        --        --    3,368,530        --        --    3,208,124        --        --    3,208,124
   55      1,288,567        --        --    5,048,530        --        --    4,998,544        --        --    4,998,544
   60      1,670,683        --        --    8,071,457        --        --    8,071,457        --        --    8,071,457
-----------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


58 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                         MALE -- AGE 40                                   GURANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                          PREFERRED NONTOBACCO                                 ANNUAL PREMIUM $30,000
---------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%          12%       0%        6%          12%       0%        6%         12%
---------------------------------------------------------------------------------------------------------------------------
    1   $    31,500 $2,000,000 $2,000,000 $ 2,000,000 $ 23,666 $   25,251 $    26,838 $  2,826 $    4,411 $     5,998
    2        64,575  2,000,000  2,000,000   2,000,000   46,562     51,211      56,057   25,722     30,371      35,217
    3        99,304  2,000,000  2,000,000   2,000,000   68,710     77,921      87,912   47,870     57,081      67,072
    4       135,769  2,000,000  2,000,000   2,000,000   90,076    105,366     122,627   69,236     84,526     101,787
    5       174,057  2,000,000  2,000,000   2,000,000  110,625    133,529     160,453   89,785    112,689     139,613

    6       214,260  2,000,000  2,000,000   2,000,000  130,326    162,402     201,675  113,654    145,730     185,003
    7       256,473  2,000,000  2,000,000   2,000,000  149,205    192,029     246,667  136,701    179,525     234,163
    8       300,797  2,000,000  2,000,000   2,000,000  167,229    222,407     295,793  158,893    214,071     287,457
    9       347,337  2,000,000  2,000,000   2,000,000  184,371    253,532     349,462  180,203    249,364     345,294
   10       396,204  2,000,000  2,000,000   2,000,000  200,604    285,408     408,135  200,604    285,408     408,135

   15       679,725  2,000,000  2,000,000   2,000,000  265,261    454,454     795,614  265,261    454,454     795,614
   20     1,041,578  2,000,000  2,000,000   2,000,000  293,910    635,680   1,416,464  293,910    635,680   1,416,464
   25     1,503,404  2,000,000  2,000,000   2,955,099  267,309    821,816   2,422,212  267,309    821,816   2,422,212
   30     2,092,824  2,000,000  2,000,000   4,634,344  143,461    999,580   3,995,124  143,461    999,580   3,995,124
   35     2,845,090         --  2,000,000   6,921,283       --  1,148,715   6,468,489       --  1,148,715   6,468,489

   40     3,805,193         --  2,000,000  10,932,549       --  1,223,517  10,411,952       --  1,223,517  10,411,952
   45     5,030,555         --  2,000,000  17,281,319       --  1,104,986  16,458,399       --  1,104,986  16,458,399
   50     6,594,462         --  2,000,000  26,730,516       --    154,496  25,457,634       --    154,496  25,457,634
   55     8,590,447         --         --  40,029,293       --         --  39,632,964       --         --  39,632,964
   60    11,137,887         --         --  63,965,005       --         --  63,965,005       --         --  63,965,005
---------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  59

VUL IV - NY                                                                                                FOR PRIOR POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$275,000                                            MALE -- AGE 40                                      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                            PREFERRED NONSMOKER                                   ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%        6%          12%        0%        6%          12%        0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------
    1     $    3,675  $275,000  $275,000  $   275,000   $ 2,843  $  3,030  $     3,218      $--   $    165  $       353
    2          7,534   275,000   275,000      275,000     5,617     6,171        6,747    2,752      3,305        3,882
    3         11,585   275,000   275,000      275,000     8,309     9,409       10,602    5,444      6,544        7,736
    4         15,840   275,000   275,000      275,000    10,928    12,759       14,824    8,063      9,894       11,959
    5         20,307   275,000   275,000      275,000    13,461    16,210       19,437   10,595     13,344       16,572

    6         24,997   275,000   275,000      275,000    15,910    19,767       24,482   13,617     17,474       22,190
    7         29,922   275,000   275,000      275,000    18,261    23,420       29,989   16,542     21,700       28,270
    8         35,093   275,000   275,000      275,000    20,541    27,197       36,030   19,395     26,051       34,884
    9         40,523   275,000   275,000      275,000    22,751    31,106       42,663   22,178     30,533       42,089
   10         46,224   275,000   275,000      275,000    24,900    35,159       49,955   24,900     35,159       49,955

   15         79,301   275,000   275,000      275,000    35,231    58,753      100,727   35,231     58,753      100,727
   20        121,517   275,000   275,000      275,000    42,997    86,638      184,036   42,997     86,638      184,036
   25        175,397   275,000   275,000      395,261    47,591   120,328      323,984   47,591    120,328      323,984
   30        244,163   275,000   275,000      641,001    46,448   160,398      552,587   46,448    160,398      552,587
   35        331,927   275,000   275,000      991,396    35,216   209,486      926,538   35,216    209,486      926,538

   40        443,939   275,000   288,386    1,618,704     3,474   274,653    1,541,623    3,474    274,653    1,541,623
   45        586,898        --   375,332    2,659,247        --   357,459    2,532,616       --    357,459    2,532,616
   50        769,354        --   477,689    4,309,936        --   454,942    4,104,701       --    454,942    4,104,701
   55      1,002,219        --   582,326    6,736,656        --   576,560    6,669,957       --    576,560    6,669,957
   60      1,299,420        --   740,608   11,051,299        --   740,608   11,051,299       --    740,608   11,051,299
-----------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


60 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY                                                                                           FOR PRIOR POLICIES
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                         MALE -- AGE 40                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                           PREFERRED NONSMOKER                                 ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%          12%       0%        6%          12%       0%        6%         12%
---------------------------------------------------------------------------------------------------------------------------
    1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 21,006 $   22,368 $    23,732 $    166 $    1,528 $     2,892
    2        53,813  2,000,000  2,000,000   2,000,000   41,442     45,479      49,684   20,602     24,639      28,844
    3        82,753  2,000,000  2,000,000   2,000,000   61,323     69,368      78,084   40,483     48,528      57,244
    4       113,141  2,000,000  2,000,000   2,000,000   80,718     94,129     109,248   59,878     73,289      88,408
    5       145,048  2,000,000  2,000,000   2,000,000   99,527    119,686     143,341   78,687     98,846     122,501

    6       178,550  2,000,000  2,000,000   2,000,000  117,709    146,023     180,613  101,037    129,351     163,941
    7       213,728  2,000,000  2,000,000   2,000,000  135,227    173,123     221,343  122,723    160,619     208,839
    8       250,664  2,000,000  2,000,000   2,000,000  152,208    201,139     266,010  143,872    192,803     257,674
    9       289,447  2,000,000  2,000,000   2,000,000  168,611    230,063     314,973  164,443    225,895     310,805
   10       330,170  2,000,000  2,000,000   2,000,000  184,506    259,994     368,739  184,506    259,994     368,739

   15       566,437  2,000,000  2,000,000   2,000,000  262,182    436,426     746,866  262,182    436,426     746,866
   20       867,981  2,000,000  2,000,000   2,000,000  321,989    647,111   1,371,312  321,989    647,111   1,371,312
   25     1,252,836  2,000,000  2,000,000   2,952,480  359,414    902,927   2,420,066  359,414    902,927   2,420,066
   30     1,744,020  2,000,000  2,000,000   4,804,964  359,002  1,212,306   4,142,210  359,002  1,212,306   4,142,210
   35     2,370,908  2,000,000  2,000,000   7,462,338  291,475  1,598,150   6,974,148  291,475  1,598,150   6,974,148

   40     3,170,994  2,000,000  2,219,262  12,238,500   92,764  2,113,583  11,655,714   92,764  2,113,583  11,655,714
   45     4,192,129         --  2,893,947  20,209,084       --  2,756,140  19,246,746       --  2,756,140  19,246,746
   50     5,495,385         --  3,694,617  32,940,202       --  3,518,683  31,371,621       --  3,518,683  31,371,621
   55     7,158,706         --  4,517,165  51,748,560       --  4,472,440  51,236,198       --  4,472,440  51,236,198
   60     9,281,573         --  5,760,297  85,263,883       --  5,760,297  85,263,883       --  5,760,297  85,263,883
---------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  61

VUL IV - NY                                                                                                FOR PRIOR POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$275,000                                            MALE -- AGE 40                                   GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                            PREFERRED NONSMOKER                                   ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%        6%          12%        0%        6%          12%        0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------
    1     $    3,675  $275,000  $275,000   $  275,000   $ 2,585   $ 2,764   $    2,943   $    --   $    --   $       78
    2          7,534   275,000   275,000      275,000     5,076     5,595        6,138     2,210     2,730        3,272
    3         11,585   275,000   275,000      275,000     7,475     8,498        9,609     4,609     5,633        6,744
    4         15,840   275,000   275,000      275,000     9,777    11,468       13,380     6,912     8,603       10,514
    5         20,307   275,000   275,000      275,000    11,977    14,502       17,474     9,112    11,637       14,609

    6         24,997   275,000   275,000      275,000    14,071    17,596       21,919    11,778    15,303       19,627
    7         29,922   275,000   275,000      275,000    16,060    20,754       26,754    14,341    19,035       25,035
    8         35,093   275,000   275,000      275,000    17,941    23,973       32,014    16,795    22,827       30,868
    9         40,523   275,000   275,000      275,000    19,708    27,251       37,740    19,135    26,678       37,167
   10         46,224   275,000   275,000      275,000    21,357    30,584       43,977    21,357    30,584       43,977

   15         79,301   275,000   275,000      275,000    27,405    47,727       84,601    27,405    47,727       84,601
   20        121,517   275,000   275,000      275,000    28,492    64,587      148,102    28,492    64,587      148,102
   25        175,397   275,000   275,000      307,360    21,684    78,831      251,935    21,684    78,831      251,935
   30        244,163   275,000   275,000      484,234       598    85,557      417,443       598    85,557      417,443
   35        331,927        --   275,000      725,139        --    73,951      677,700        --    73,951      677,700

   40        443,939        --   275,000    1,147,258        --    12,648    1,092,626        --    12,648    1,092,626
   45        586,898        --        --    1,815,306        --        --    1,728,863        --        --    1,728,863
   50        769,354        --        --    2,809,661        --        --    2,675,867        --        --    2,675,867
   55      1,002,219        --        --    4,209,213        --        --    4,167,537        --        --    4,167,537
   60      1,299,420        --        --    6,727,851        --        --    6,727,851        --        --    6,727,851
-----------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


62 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY                                                                                                 FOR PRIOR POLICIES
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                             MALE -- AGE 40                                    GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                   ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                       POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%          6%           12%        0%        6%          12%        0%        6%          12%
---------------------------------------------------------------------------------------------------------------------------------
    1     $   26,250  $2,000,000  $2,000,000  $ 2,000,000  $ 18,927  $ 20,222  $    21,519  $     --  $     --  $       679
    2         53,813   2,000,000   2,000,000    2,000,000    37,167    40,939       44,872    16,327    20,099       24,032
    3         82,753   2,000,000   2,000,000    2,000,000    54,740    62,180       70,256    33,900    41,340       49,416
    4        113,141   2,000,000   2,000,000    2,000,000    71,606    83,918       97,829    50,766    63,078       76,989
    5        145,048   2,000,000   2,000,000    2,000,000    87,728   106,124      127,771    66,888    85,284      106,931

    6        178,550   2,000,000   2,000,000    2,000,000   103,070   128,773      160,282    86,398   112,101      143,610
    7        213,728   2,000,000   2,000,000    2,000,000   117,654   151,896      195,647   105,150   139,392      183,143
    8        250,664   2,000,000   2,000,000    2,000,000   131,445   175,471      234,127   123,109   167,135      225,791
    9        289,447   2,000,000   2,000,000    2,000,000   144,410   199,477      276,016   140,242   195,309      271,848
   10        330,170   2,000,000   2,000,000    2,000,000   156,514   223,895      321,647   156,514   223,895      321,647

   15        566,437   2,000,000   2,000,000    2,000,000   201,037   349,601      618,979   201,037   349,601      618,979
   20        867,981   2,000,000   2,000,000    2,000,000   209,484   473,573    1,084,059   209,484   473,573    1,084,059
   25      1,252,836   2,000,000   2,000,000    2,250,576   160,554   579,069    1,844,734   160,554   579,069    1,844,734
   30      1,744,020   2,000,000   2,000,000    3,545,233     7,947   630,935    3,056,235     7,947   630,935    3,056,235
   35      2,370,908          --   2,000,000    5,308,583        --   551,851    4,961,293        --   551,851    4,961,293

   40      3,170,994          --   2,000,000    8,398,431        --   117,852    7,998,505        --   117,852    7,998,505
   45      4,192,129          --          --   13,288,471        --             12,655,687        --        --   12,655,687
   50      5,495,385          --          --   20,567,025        --        --   19,587,643        --        --   19,587,643
   55      7,158,706          --          --   30,811,553        --        --   30,506,488        --        --   30,506,488
   60      9,281,573          --          --   49,247,697        --        --   49,247,697        --        --   49,247,697
---------------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  63

VUL IV - NY                                                                                             FOR 2001 CSO POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                            MALE -- AGE 40                                      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                            PREFERRED NONSMOKER                                   ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%        6%          12%        0%        6%          12%        0%        6%          12%
-----------------------------------------------------------------------------------------------------------------------------
    1     $    3,675  $400,000  $400,000   $  400,000   $ 2,769  $  2,954   $    3,140   $    --  $     --   $       --
    2          7,534   400,000   400,000      400,000     5,428     5,970        6,536     1,260     1,802        2,368
    3         11,585   400,000   400,000      400,000     7,991     9,064       10,227     3,823     4,896        6,059
    4         15,840   400,000   400,000      400,000    10,437    12,214       14,221     6,269     8,046       10,053
    5         20,307   400,000   400,000      400,000    12,769    15,425       18,549     8,601    11,257       14,381

    6         24,997   400,000   400,000      400,000    14,968    18,678       23,223    11,634    15,344       19,888
    7         29,922   400,000   400,000      400,000    17,048    21,987       28,293    14,547    19,486       25,792
    8         35,093   400,000   400,000      400,000    19,024    25,367       33,813    17,357    23,700       32,146
    9         40,523   400,000   400,000      400,000    20,909    28,835       39,843    20,075    28,001       39,010
   10         46,224   400,000   400,000      400,000    22,705    32,394       46,438    22,705    32,394       46,438

   15         79,301   400,000   400,000      400,000    31,594    53,401       92,648    31,594    53,401       92,648
   20        121,517   400,000   400,000      400,000    37,050    76,911      166,980    37,050    76,911      166,980
   25        175,397   400,000   400,000      400,000    36,657   101,768      290,110    36,657   101,768      290,110
   30        244,163   400,000   400,000      575,883    26,771   125,677      496,451    26,771   125,677      496,451
   35        331,927        --   400,000      892,896        --   144,259      834,482        --   144,259      834,482

   40        443,939        --   400,000    1,460,002        --   146,949    1,390,479        --   146,949    1,390,479
   45        586,898        --   400,000    2,400,818        --   105,054    2,286,493        --   105,054    2,286,493
   50        769,354        --        --    3,893,154        --        --    3,707,766        --        --    3,707,766
   55      1,002,219        --        --    6,086,968        --        --    6,026,701        --        --    6,026,701
   60      1,299,420        --        --    9,987,729        --        --    9,987,729        --        --    9,987,729
-----------------------------------------------------------------------------------------------------------------------------






(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



64 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY                                                                                        FOR 2001 CSO POLICIES
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                         MALE -- AGE 40                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                           PREFERRED NONSMOKER                                 ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%          12%       0%        6%          12%       0%        6%          12%
---------------------------------------------------------------------------------------------------------------------------
    1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 21,006 $   22,368 $    23,732 $    166 $    1,528 $     2,892
    2        53,813  2,000,000  2,000,000   2,000,000   41,327     45,360      49,561   20,487     24,520      28,721
    3        82,753  2,000,000  2,000,000   2,000,000   61,037     69,067      77,767   40,197     48,227      56,927
    4       113,141  2,000,000  2,000,000   2,000,000   80,040     93,407     108,480   59,200     72,567      87,640
    5       145,048  2,000,000  2,000,000   2,000,000   98,356    118,417     141,967   77,516     97,577     121,127

    6       178,550  2,000,000  2,000,000   2,000,000  116,115    144,246     178,638   99,443    127,574     161,966
    7       213,728  2,000,000  2,000,000   2,000,000  133,221    170,825     218,715  120,717    158,321     206,211
    8       250,664  2,000,000  2,000,000   2,000,000  149,856    198,358     262,728  141,520    190,022     254,392
    9       289,447  2,000,000  2,000,000   2,000,000  166,085    226,948     311,140  161,917    222,780     306,972
   10       330,170  2,000,000  2,000,000   2,000,000  181,917    256,640     364,409  181,917    256,640     364,409

   15       566,437  2,000,000  2,000,000   2,000,000  261,532    434,028     741,409  261,532    434,028     741,409
   20       867,981  2,000,000  2,000,000   2,000,000  324,035    646,783   1,364,350  324,035    646,783   1,364,350
   25     1,252,836  2,000,000  2,000,000   2,938,168  360,915    902,103   2,408,335  360,915    902,103   2,408,335
   30     1,744,020  2,000,000  2,000,000   4,781,644  358,604  1,209,993   4,122,107  358,604  1,209,993   4,122,107
   35     2,370,908  2,000,000  2,000,000   7,425,600  287,883  1,593,685   6,939,813  287,883  1,593,685   6,939,813

   40     3,170,994  2,000,000  2,212,347  12,177,877   84,710  2,106,997  11,597,978   84,710  2,106,997  11,597,978
   45     4,192,129         --  2,885,704  20,112,129       --  2,748,290  19,154,408       --  2,748,290  19,154,408
   50     5,495,385         --  3,685,228  32,789,530       --  3,509,741  31,228,124       --  3,509,741  31,228,124
   55     7,158,706         --  4,506,822  51,521,697       --  4,462,200  51,011,581       --  4,462,200  51,011,581
   60     9,281,573         --  5,747,425  84,890,814           5,747,425  84,890,814       --  5,747,425  84,890,814
---------------------------------------------------------------------------------------------------------------------------






(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  65

VUL IV - NY                                                                                             FOR 2001 CSO POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                            MALE -- AGE 40                                   GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                            PREFERRED NONSMOKER                                   ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%        0%        6%          12%        0%        6%          12%        0%        6%          12%
-----------------------------------------------------------------------------------------------------------------------------
    1     $    3,675  $400,000  $400,000   $  400,000   $ 2,633   $ 2,814   $    2,995   $    --   $    --   $       --
    2          7,534   400,000   400,000      400,000     5,159     5,684        6,232       991     1,516        2,064
    3         11,585   400,000   400,000      400,000     7,580     8,613        9,736     3,412     4,445        5,568
    4         15,840   400,000   400,000      400,000     9,886    11,594       13,523     5,718     7,426        9,355
    5         20,307   400,000   400,000      400,000    12,071    14,617       17,613     7,903    10,449       13,445

    6         24,997   400,000   400,000      400,000    14,125    17,673       22,025    10,790    14,339       18,690
    7         29,922   400,000   400,000      400,000    16,051    20,766       26,795    13,551    18,265       24,294
    8         35,093   400,000   400,000      400,000    17,876    23,922       31,985    16,209    22,255       30,318
    9         40,523   400,000   400,000      400,000    19,613    27,156       37,652    18,780    26,322       36,818
   10         46,224   400,000   400,000      400,000    21,253    30,460       43,835    21,253    30,460       43,835

   15         79,301   400,000   400,000      400,000    27,160    47,251       83,711    27,160    47,251       83,711
   20        121,517   400,000   400,000      400,000    27,415    62,549      143,890    27,415    62,549      143,890
   25        175,397   400,000   400,000      400,000    18,867    72,963      237,778    18,867    72,963      237,778
   30        244,163   400,000   400,000      455,389        --    72,288      392,577        --    72,288      392,577
   35        331,927        --   400,000      688,370        --    47,942      643,337        --    47,942      643,337

   40        443,939        --        --    1,096,404        --        --    1,044,194        --        --    1,044,194
   45        586,898        --        --    1,749,160        --        --    1,665,867        --        --    1,665,867
   50        769,354        --        --    2,735,096        --        --    2,604,853        --        --    2,604,853
   55      1,002,219        --        --    4,124,549        --        --    4,083,712        --        --    4,083,712
   60      1,299,420        --        --    6,592,973        --        --    6,592,973        --        --    6,592,973
-----------------------------------------------------------------------------------------------------------------------------






(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



66 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY                                                                                        FOR 2001 CSO POLICIES
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                         MALE -- AGE 40                                  GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                           PREFERRED NONSMOKER                                 ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%          12%       0%        6%          12%       0%        6%          12%
---------------------------------------------------------------------------------------------------------------------------
    1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 20,625 $   21,974 $    23,326 $     -- $    1,134 $     2,486
    2        53,813  2,000,000  2,000,000   2,000,000   40,573     44,559      48,711   19,733     23,719      27,871
    3        82,753  2,000,000  2,000,000   2,000,000   59,865     67,786      76,372   39,025     46,946      55,532
    4       113,141  2,000,000  2,000,000   2,000,000   78,460     91,631     106,489   57,620     70,791      85,649
    5       145,048  2,000,000  2,000,000   2,000,000   96,322    116,071     139,266   75,482     95,231     118,426

    6       178,550  2,000,000  2,000,000   2,000,000  113,415    141,085     174,932   96,743    124,413     158,260
    7       213,728  2,000,000  2,000,000   2,000,000  129,763    166,709     213,800  117,259    154,205     201,296
    8       250,664  2,000,000  2,000,000   2,000,000  145,494    193,093     256,330  137,158    184,757     247,994
    9       289,447  2,000,000  2,000,000   2,000,000  160,680    220,333     302,968  156,512    216,165     298,800
   10       330,170  2,000,000  2,000,000   2,000,000  175,280    248,420     354,101  175,280    248,420     354,101

   15       566,437  2,000,000  2,000,000   2,000,000  235,691    398,906     691,907  235,691    398,906     691,907
   20       867,981  2,000,000  2,000,000   2,000,000  267,129    561,371   1,227,405  267,129    561,371   1,227,405
   25     1,252,836  2,000,000  2,000,000   2,560,303  256,175    730,136   2,098,609  256,175    730,136   2,098,609
   30     1,744,020  2,000,000  2,000,000   4,035,484  179,435    896,893   3,478,866  179,435    896,893   3,478,866
   35     2,370,908         --  2,000,000   6,063,619       --  1,050,298   5,666,934       --  1,050,298   5,666,934

   40     3,170,994         --  2,000,000   9,623,247       --  1,156,057   9,164,997       --  1,156,057   9,164,997
   45     4,192,129         --  2,000,000  15,318,884       --  1,119,197  14,589,413       --  1,119,197  14,589,413
   50     5,495,385         --  2,000,000  23,920,679       --    569,190  22,781,599       --    569,190  22,781,599
   55     7,158,706         --         --  36,040,955       --         --  35,684,114       --         --  35,684,114
   60     9,281,573         --         --  57,578,738       --         --  57,578,738       --         --  57,578,738
---------------------------------------------------------------------------------------------------------------------------






(1) This information is for comparative purposes only. There is no such option available under your policy.



THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  67

KEY TERMS

These terms can help you understand details about your policy.


ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.



ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.


CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.


DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.



FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.



FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.


FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.


LAPSE: The policy ends without value and no death benefit is paid.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


MINIMUM INITIAL PREMIUM PERIOD: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


68 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:



- NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 policy years, if later).



  NLG-70 PREMIUM: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.



- NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.



  NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.



The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges. In addition to the two NLGs, see the discussion under "Minimum Initial Premium Payment Period" in the "Key Terms" above.





OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PRIOR POLICIES: Policies purchased prior to May 1, 2006.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

  -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.


SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.


2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  69

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.



70 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  71

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1 (800) 541-2251


Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration,

or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York

                  20 Madison Avenue Extension, Albany, NY 12203


                                1 (800) 541-2251




                         riversource.com/life insurance


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the

EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee,


by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,


                  100 F. Street, N.E., Washington, D.C. 20549.


                      Investment Company Act File #811-5213

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.




S-6419 M (5/09)

PROSPECTUS

MAY 1, 2009


RIVERSOURCE(R)

VARIABLE UNIVERSAL LIFE INSURANCE III

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1 (800) 541-2251


            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8


This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Universal Life III (VUL III - NY).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.



The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.


RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;


- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation
  (FDIC) or any other government agency; and


- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  1

TABLE OF CONTENTS



FEE TABLES...................................    3
   Transaction Fees..........................    3
   Charges Other than Fund Operating
     Expenses................................    3
   Annual Operating Expenses of the Funds....    5
POLICY BENEFITS AND RISKS....................    9
   Policy Benefits...........................    9
   Policy Risks..............................   12
   Fund Risks................................   14
LOADS, FEES AND CHARGES......................   15
   Premium Expense Charge....................   15
   Monthly Deduction.........................   15
   Surrender Charge..........................   16
   Partial Surrender Charge..................   16
   Mortality and Expense Risk Charge.........   16
   Annual Operating Expenses of the Funds....   17
   Effect of Loads, Fees and Charges.........   17
   Other Information on Charges..............   17
RIVERSOURCE LIFE OF NY.......................   17
THE VARIABLE ACCOUNT AND THE FUNDS...........   18
   Relationship Between Funds and
     Subaccounts.............................   27
   Substitution of Investments...............   28
   Voting Rights.............................   28
THE FIXED ACCOUNT............................   28
PURCHASING YOUR POLICY.......................   29
   Application...............................   29
   Premiums..................................   29
   Limitations on Use of the Policy..........   30
POLICY VALUE.................................   30
   Fixed Account.............................   30
   Subaccounts...............................   30
KEEPING THE POLICY IN FORCE..................   31
   No Lapse Guarantee........................   31
   Grace Period..............................   31
   Reinstatement.............................   31
   Exchange Right............................   32
PROCEEDS PAYABLE UPON DEATH..................   32
   Change in Death Benefit Option............   32
   Changes in Specified Amount...............   33
   Misstatement of Age or Sex................   34
   Suicide...................................   34
   Beneficiary...............................   34
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS................................   34
   Restrictions on Transfers.................   35
   Fixed Account Transfer Policies...........   36
   Minimum Transfer Amounts..................   36
   Maximum Transfer Amounts..................   37
   Maximum Number of Transfers Per Year......   37
   Automated Transfers.......................   37
   Asset Rebalancing.........................   38
   Portfolio Navigator Asset Allocation
     Program.................................   38
POLICY LOANS.................................   41
   Minimum Loan Amounts......................   41
   Maximum Loan Amounts......................   41
   Allocation of Loans to Accounts...........   42
   Repayments................................   42
   Overdue Interest..........................   42
   Effect of Policy Loans....................   42
POLICY SURRENDERS............................   42
   Total Surrenders..........................   42
   Partial Surrenders........................   42
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER..................................   43
PAYMENT OF POLICY PROCEEDS...................   43
   Payment Options...........................   44
   Deferral of Payments......................   44
FEDERAL TAXES................................   44
   RiverSource Life of NY Tax Status.........   45
   Taxation of Policy Proceeds...............   45
   Modified Endowment Contracts..............   46
   Other Tax Considerations..................   47
   Split Dollar Arrangements.................   48
DISTRIBUTION OF THE POLICY...................   49
LEGAL PROCEEDINGS............................   50
POLICY ILLUSTRATIONS.........................   50
KEY TERMS....................................   54
FINANCIAL STATEMENTS.........................   55






2  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.


TRANSACTION FEES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      3.5% of each premium payment.
--------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $5.11 -- Female, Standard, Age 1
                           policy lapses, during the
                           first ten years and for    MAXIMUM: $36.80 -- Male, Smoker, Age 85
                           ten years after
                           requesting an increase in  REPRESENTATIVE INSURED:  $10.42 -- Male, Preferred
                           the specified amount.      Nonsmoker, Age 40

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       - $25; or
                           policy.
                                                      - 2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When we pay policy         - $15 -- United States
ELECTRONIC FUND TRANSFERS  proceeds by express mail
OF LOAN PAYMENTS AND       or electronic fund         - $30 -- International
SURRENDERS                 transfer.

--------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGES(A)
                                                      MINIMUM: $0.06 -- Female, Standard, Age 10

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                      REPRESENTATIVE INSURED:  $.20 -- Male, Preferred
                                                      Nonsmoker, Age 40

--------------------------------------------------------------------------------------------------------

POLICY FEE                 Monthly.                   GUARANTEED: $5 per month.

--------------------------------------------------------------------------------------------------------

MORTALITY AND EXPENSE      Daily.                     GUARANTEED: .90% of the average daily net asset
RISK CHARGE                                           value of the subaccounts for all policy years.

                                                      CURRENT:

                                                      - .90% for policy years 1-10; and

                                                      - .45% for policy years 11+.

--------------------------------------------------------------------------------------------------------

INTEREST RATE ON LOANS     Charged daily and due at   GUARANTEED: 6% per year.
                           the end of the policy
                           year.                      CURRENT:

                                                      - 6% for policy years 1-10;

                                                      - 4% for policy years 11+.

--------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  3

          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
ACCIDENTAL DEATH BENEFIT   Monthly.                   Monthly rate per $1,000 of accidental death
RIDER (ADB)(A)                                        benefit amount:

                                                      MINIMUM: $.04 -- Female, Age 5

                                                      MAXIMUM: $.16 -- Male, Age 69

                                                      REPRESENTATIVE INSURED: $.08 -- Male, Preferred
                                                      Nonsmoker, Age 40

--------------------------------------------------------------------------------------------------------

AUTOMATIC INCREASE         No charge.                 No charge for this rider, however, the additional
BENEFIT RIDER (AIBR)                                  insurance added by the rider is subject to monthly
                                                      cost of insurance charges.

--------------------------------------------------------------------------------------------------------

CHILDREN'S INSURANCE       Monthly.                   Monthly rate per $1,000 of CIR specified amount:
RIDER (CIR)                                           $.58

--------------------------------------------------------------------------------------------------------

OTHER INSURED RIDER        Monthly.                   Monthly rate per $1,000 of OIR specified amount:
(OIR)(A),(B)
                                                      MINIMUM: $.06 -- Female, Standard, Age 10

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                      REPRESENTATIVE INSURED: $.20 -- Male, Preferred
                                                      Nonsmoker, Age 40

--------------------------------------------------------------------------------------------------------

WAIVER OF MONTHLY          Monthly.                   Monthly rate per $1,000 of net amount at risk plus
DEDUCTION RIDER (WMD) (A)                             the OIR specified amounts if applicable:

                                                      MINIMUM: $.01 -- Female, Standard, Age 5

                                                      MAXIMUM: $.28 -- Male, Smoker, Age 59

                                                      REPRESENTATIVE INSURED: $.02 -- Male, Preferred
                                                      Nonsmoker, Age 40

--------------------------------------------------------------------------------------------------------

WAIVER OF PREMIUM RIDER    Monthly.                   Monthly rate multiplied by the greater of the
(WP)(A)                                               monthly-specified premium selected for the rider
                                                      of the monthly deduction for the policy and any
                                                      other riders attached to the policy:

                                                      MINIMUM: $.03206 -- Male, Nonsmoker, Age 20

                                                      MAXIMUM: $.40219 -- Female, Smoker, Age 59

                                                      REPRESENTATIVE INSURED: $.04649 -- Male, Preferred
                                                      Nonsmoker, Age 40

--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b) OIR cannot be added to any in-force policy and any OIR currently in-force on a policy cannot be increased.


4  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series I          0.61%        --%    0.30%         0.01%          0.92%
Shares

AIM V.I. Capital Development Fund, Series I           0.75         --     0.36          0.01           1.12(1)
Shares

AIM V.I. Core Equity Fund, Series I Shares            0.61         --     0.29          0.01           0.91(1)

AIM V.I. Financial Services Fund, Series I            0.75         --     0.48          0.01           1.24(1)
Shares

AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(2)
Shares

AIM V.I. Technology Fund, Series I Shares             0.75         --     0.41          0.01           1.17(1)

AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --           0.87
Portfolio (Class B)

AllianceBernstein VPS International Value             0.74       0.25     0.07            --           1.06
Portfolio (Class B)

AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.09            --           1.09
(Class B)

American Century VP International, Class I            1.34         --     0.01            --           1.35

American Century VP Value, Class I                    0.94         --     0.01            --           0.95

Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --           0.92
Portfolio

Columbia High Yield Fund, Variable Series, Class      0.78       0.25     0.11            --           1.14
B

Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio

Credit Suisse Trust - U.S. Equity Flex I              0.70         --     0.23            --           0.93
Portfolio
(previously Credit Suisse Trust - Small Cap Core
I Portfolio)

Credit Suisse Trust - U.S. Equity Flex III            0.70         --     0.75            --           1.45(3)
Portfolio
(previously Credit Suisse Trust - Mid-Cap Core
Portfolio)

Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --           1.20

Evergreen VA Fundamental Large Cap Fund - Class       0.61       0.25     0.19          0.01           1.06
2

Evergreen VA International Equity Fund - Class 2      0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --           0.91
Class 2

Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.13            --           0.69
Service Class

Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78

Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.16            --           0.97

FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2

FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Mid Cap Value                       0.80         --     0.04            --           0.84
Fund - Institutional Shares

Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.31            --           1.06(6)
Fund - Institutional Shares



                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Goldman Sachs VIT Structured U.S. Equity              0.65%        --%    0.07%           --%          0.72%((7))
Fund - Institutional Shares

Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.03            --           0.92
Shares
(previously Janus Aspen Series Mid Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.22            --           1.11
Service Shares

Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01           0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --           0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)

MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.10            --           1.10
Class

MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --           1.06

Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --           0.90
Shares

Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --           0.99
Service Shares

Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(8)
Shares

PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(9)
Class

Putnam VT Global Health Care Fund - Class IB          0.70       0.25     0.16          0.01           1.12
Shares
(previously Putnam VT Health Sciences
Fund - Class IB Shares)

Putnam VT High Yield Fund - Class IB Shares           0.70       0.25     0.12          0.01           1.08(10)

Putnam VT International Equity Fund - Class IB        0.75       0.25     0.12          0.01           1.13
Shares

Putnam VT New Opportunities Fund - Class IA           0.67         --     0.09            --           0.76
Shares

Putnam VT Vista Fund - Class IB Shares                0.65       0.25     0.15          0.01           1.06

Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07            --           1.32
Investment Class

RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(11)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(11)
Portfolios - Conservative

RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(11)
Portfolios - Moderate

RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(11)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(11)
Portfolios - Moderately Conservative

RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(12)
Portfolio - Fundamental Value Fund

RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(12)
Portfolio - Select Value Fund

RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(12)
Portfolio - Small Cap Value Fund

RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund

RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund

RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund

RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(12)
Bond Fund

RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(12)
Inflation Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund

RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --           0.92
Opportunities Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(12)
Growth Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --           1.04
Value Fund

RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(12)
Index Fund

RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --           0.79
Duration U.S. Government Fund

RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)



6  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Seligman Variable Portfolio - Larger-Cap         0.48%      0.13%    0.67%           --%          1.28%((12))
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --           1.61
Markets Fund

RVST Threadneedle Variable                            0.82       0.13     0.20            --           1.15
Portfolio - International Opportunity Fund

Third Avenue Value Portfolio                          0.90         --     0.34            --           1.24

Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --           0.85
Portfolio, Class II Shares

Van Kampen UIF Global Real Estate Portfolio,          0.85       0.35     0.37            --           1.57(13)
Class II Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(13)
II Shares

Wanger International                                  0.84         --     0.18            --           1.02

Wanger USA                                            0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Opportunity Fund             0.73       0.25     0.20          0.04           1.22(14)

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(14)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.11% for AIM V.I. Capital Development Fund, Series I Shares, 0.90% for AIM V.I. Core Equity Fund, Series I Shares, 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.32%.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.34% for Credit Suisse Trust - U.S. Equity Flex III Portfolio.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After fee waivers and expense reductions, net expenses would be 0.86%.


 (7) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2009. After fee waivers and expense reimbursements, net expenses would be 0.98%.



                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  7

(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(13) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(14) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund



8  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS




      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when the insured    valuation date. You may choose either of the
                           dies. Before the           following death benefit options:
                           insured's attained
                           insurance age 100, your    OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           policy's death benefit     maturity date, the death benefit amount is the
                           can never be less than     greater of the following as determined on the
                           the specified amount       death benefit valuation date:
                           unless you change that     - the specified amount; or
                           amount or your policy has  - a percentage of the policy value.
                           outstanding indebtedness.
                                                      OPTION 2 (VARIABLE AMOUNT): If death is prior to
                                                      the maturity date, the death benefit amount is the
                                                      greater of the following as determined on the
                                                      death benefit valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - the percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges.

--------------------------------------------------------------------------------------------------------

MATURITY BENEFIT           If the insured is alive    The policy matures at the maturity date. We pay
                           at insurance age 100, the  you the cash surrender value as a maturity
                           policy ends.               benefit.

--------------------------------------------------------------------------------------------------------

NO LAPSE GUARANTEE (NLG)   Your policy will not       NO LAPSE GUARANTEE: The policy has the NLG option,
                           lapse (end without value)  which guarantees the policy will not lapse for
                           if the NLG is in effect,   five policy years. The NLG remains in effect if
                           even if the cash           you meet certain premium requirements and
                           surrender value is less    indebtedness does not exceed the policy value
                           than the amount needed to  minus surrender charges.
                           pay the monthly
                           deduction.

--------------------------------------------------------------------------------------------------------

FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. We may refuse premiums
                                                      in order to comply with the Code. Although you
                                                      have flexibility in paying premiums, the amount
                                                      and frequency of your payments will affect the
                                                      policy value, cash surrender value and the length
                                                      of time your policy will remain in force as well
                                                      as affect whether the NLG remains in effect.

--------------------------------------------------------------------------------------------------------




                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  9

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 10th day
                           all premiums paid.         after you receive it. On the date your request is
                                                      postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------

INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------




10  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

--------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                           at an additional cost, in    provides an additional death benefit if the
                           the form of riders (if       insured's death is caused by accidental injury.
                           you meet certain           - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                           requirements). The           provides an increase in the specified amount at
                           amounts of these benefits    a designated percentage on each policy
                           do not vary with             anniversary until insured's attained insurance
                           investment experience of     age 65.
                           the variable account.      - CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                           Certain restrictions         level term coverage on each eligible child.
                           apply and are clearly      - OTHER INSURED RIDER (OIR): OIR provides a level,
                           described in the             adjustable death benefit on the life of each
                           applicable rider. OIR        other insured covered.
                           cannot be added to any     - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
                           in-force policy and any      WMD, we will waive the monthly deduction if the
                           OIR currently in-force on    insured becomes totally disabled before age 60.
                           a policy cannot be         - WAIVER OF PREMIUM RIDER (WP): If the insured
                           increased.                   becomes totally disabled before attained
                                                        insurance age 60, prior to attained insurance
                                                        age 65 we will add the monthly-specified premium
                                                        shown in the policy to the policy value, or
                                                        waive the monthly deductible if higher. On and
                                                        after attained insurance age 65 the monthly
                                                        deduction will be waived. If total disability
                                                        begins on or after attained insurance age 60 but
                                                        before attained insurance age 65, the addition
                                                        of the monthly-specified premium or the waiver
                                                        of the monthly deduction will be for a limited
                                                        period of time. WP also includes a waiver for
                                                        involuntary unemployment benefit where monthly
                                                        deductions may be waived up to 12 months.

--------------------------------------------------------------------------------------------------------





                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  11

POLICY RISKS



       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if the NLG is not in
                                                        effect and you do not pay the premiums needed to
                                                        maintain coverage.
                           -----------------------------------------------------------------------------
                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                           -----------------------------------------------------------------------------
                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first ten policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------
                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.
                           -----------------------------------------------------------------------------
                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate the NLG.
                           -----------------------------------------------------------------------------
                           You take a loan against    - Taking a loan increases the risk that your
                           your policy.                 policy will lapse, will have a permanent effect
                                                        on the policy value, will reduce the death
                                                        benefit and may terminate the NLG.
                                                      - The lapse may have adverse tax consequences.
                           -----------------------------------------------------------------------------
                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if the NLG is not in
                           performance.                 effect and you do not pay premium needed to
                                                        maintain coverage.
--------------------------------------------------------------------------------------------------------





12  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy if not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before deductions of any
                                                        outstanding loans) exceeds your investment in
                                                        the policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        deductions of any outstanding loans) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If the exchange does not qualify as an exchange
                                                        under Section 1035 of the Code, there may be
                                                        adverse tax consequences.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a modified endowment
                           endowment contract"          contract or an assignment or pledge of a
                           ("MEC") for federal          modified endowment contract. Earnings come out
                           income tax purposes when     first on surrenders or loans from a modified
                           issued. If a policy is       endowment contract or an assignment or pledge of
                           not a MEC when issued,       a modified endowment contract. If you are under
                           certain changes you may      age 59 1/2, a 10% penalty tax also may apply to
                           make to the policy may       these earnings.
                           cause it to become a MEC.

                           -----------------------------------------------------------------------------
                           If your policy lapses,     - You will be taxed on any earnings in the policy.
                           matures or is fully          For non-MEC policies, this is earnings in policy
                           surrendered with an          cash value and earnings previously taken via
                           outstanding policy loan      existing loans. It could be the case that a
                           you may experience a         policy with a relatively small existing cash
                           significant tax risk,        value could have significant earnings that will
                           especially if your policy    be taxed upon lapse or surrender of the policy.
                           is not a MEC.                For MEC policies, this is the remaining earnings
                                                        in the policy.

                           -----------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  13

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       The policy may fail to     - You could lose any or all of the specific
                           qualify as life insurance    federal income tax attributes and benefits of a
                           for federal income tax       life insurance policy including tax-deferred
                           purposes.                    accrual of cash values, and income tax free
                                                        death benefits and for non-MEC contracts your
                           Congress may change          ability to take non-taxable distributions from
                           current tax law at any       the policy.
                           time.

                           The interpretation of
                           current tax law is
                           subject to change by the
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you, are the owner      subaccount to the extent of your investment
                           of the fund shares held      interest in the subaccount.
                           by our Variable Account.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because it is not adequately diversified,
                           adequately diversified.      the policyholder must include in gross income
                                                        the "income on the contract" (as defined in
                                                        Section 7702(g) of the Code).

--------------------------------------------------------------------------------------------------------





Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


14  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

LOADS, FEES AND CHARGES


Policy charges primarily compensate us for:


- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.


We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.


PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.


MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:


- you do not specify the accounts from which you want us to take the monthly deduction; or


- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement" at the end of this section on policy costs.)


COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:


   - the amount of the death benefit;



   - the policy value; and



   - the statistical risk that the insured will die in a given period.


The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:


   "A" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law), and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.



       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners's Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday.



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  15

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders with the exception of the WMD as it applies to the base policy.

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.


2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $5.00 per month for initial specified amounts of $250,000 and above. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.



3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.



The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.



The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.


The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $250,000.

LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE
          1                                $2,605.00
          2                                 2,605.00
          3                                 2,605.00
          4                                 2,605.00
          5                                 2,605.00
          6                                 2,605.00
          7                                 2,084.00
          8                                 1,563.00
          9                                 1,042.00
         10                                   521.00
         11                                     0.00


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.


16  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and


- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.


In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY


We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.



We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  17

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.



- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by


18  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

  RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in 2007.



  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").



  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.



- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  19

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc., adviser; advisory
Fund, Series I                                                  entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc., adviser; advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Core      Seeks growth of capital.                     Invesco Aim Advisors,
Equity Fund,                                                    Inc., adviser; advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------




20  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1, 2009
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class I                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is    American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Advisors, LLC, advisor;
Variable Series,                                                MacKay Shields LLC,
Class B                                                         subadviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex I
Portfolio
(previously
Credit Suisse
Trust - Small Cap
Core I Portfolio)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex III
Portfolio
(previously
Credit Suisse
Trust - Mid-Cap
Core Portfolio)
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks high level of current income.          Evergreen Investment
International                                                   Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR),
Portfolio Service  appreciation. Normally invests a majority    investment manager; FMR
Class              of assets in common stocks with a focus on   U.K., FMR Far East, sub-
                   those that pay current dividends and show    advisers.
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital.           Fidelity Management &
Mid Cap Portfolio  Allocates assets across different market     Research Company (FMR),
Service Class      sectors and maturities. Normally invests     investment manager; FMR
                   primarily in common stocks. Normally         U.K., FMR Far East, sub-
                   invests at least 80% of assets in            advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks of        Research Company (FMR),
Portfolio Service  foreign securities. Normally invests at      investment manager; FMR
Class              least 80% of assets in non-U.S. securities.  U.K., FMR Far East,
                                                                Fidelity International
                                                                Investment Advisors
                                                                (FIIA) and FIIA U.K.,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------




22  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small   broadly diversified portfolio of equity      Management, L.P.
Cap Equity         investments in U.S. issuers.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series Mid
Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT High     Seeks high current income. Capital growth    Putnam Investment
Yield              is a secondary goal when consistent with     Management, LLC
Fund - Class IB    achieving high current income.
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT New      Seeks long-term capital appreciation.        Putnam Investment
Opportunities                                                   Management, LLC
Fund - Class IA
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------




24  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------




26  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Smal-
ler-Cap Value
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.        Third Avenue Management
Value Portfolio                                                 LLC
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term growth of capital.           Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------






PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each

                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 27 subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;


- the existing funds become unavailable; or



- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")



In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.


VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.




Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed

28 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the PN program.



INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.



AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.



RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")



OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.



INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decided how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.



You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice.



The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.



You may also change the amount and frequency of your payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.


Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.


PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.


ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  29

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:


     The number of accumulation units you own may fluctuate due to:


     - additional net premiums allocated to the subaccounts;



     - transfers into or out of the subaccounts;



     - partial surrenders and partial surrender fees;



     - surrender charges; and/or



     - monthly deductions.



30  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

     Accumulation unit values will fluctuate due to:


     - changes in underlying fund net asset value;



     - fund dividends distributed to the subaccounts;



     - fund capital gains or losses;



     - fund operating expenses; and



     - mortality and expense risk charges.



WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.


TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE
The NLG provides that your policy will remain in force five policy years, even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

  - the sum of premiums paid; minus

  - partial surrenders; minus

  - outstanding indebtedness; equals or exceeds

  - the minimum monthly premiums due since the policy date.

  The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. The NLG may be reinstated within two years of its termination only if the policy has not lapsed.

GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.


We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.


REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that the insured remains insurable;


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  31

- payment of the required reinstatement premium; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.



A transfer for this purpose will not count against the maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.



A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the maturity date, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the maturity date, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the percentage of policy value.

EXAMPLE                                                                OPTION 1     OPTION 2
Specified amount                                                       $100,000     $100,000
Policy value                                                           $  5,000     $  5,000
Death benefit                                                          $100,000     $105,000
Policy value increases to                                              $  8,000     $  8,000
Death benefit                                                          $100,000     $108,000
Policy value decreases to                                              $  3,000     $  3,000
Death benefit                                                          $100,000     $103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


32  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.


- Minimum initial premium.


- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may increase.

- The minimum monthly premium will increase if the NLG is in effect.

- The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

- Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

- In policy years 2-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

EXAMPLE
This example assumes an initial specified amount of $100,000. In policy year 11, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 12, and ten months after the effective date of the increase, you request an $85,000 decrease in the current specified amount. The maximum decrease permitted under

                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 33 these assumptions is limited to $75,000, and the reduced specified amount after this decrease is $125,000, computed as follows:

Maximum reduction in initial specified amount in
policy year 12:                                               $100,000 x .75    =  $ 75,000
Maximum reduction in increase in specified amount
during first policy year of increase:                                                    +0
Maximum permitted reduction in current specified
amount:                                                                            $ 75,000
Current specified amount before reduction:                                         $200,000
Minus maximum permitted reduction in current
specified amount:                                                                   -75,000
                                                                                   --------
Specified amount after reduction:                                                  $125,000


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The minimum monthly premium will decrease if the NLG is in effect.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

- First from the portion due to the most recent increase;

- Next from portions due to the next most recent increases successively; and

- Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.


BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.



34  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;


- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and


- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.



IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.



If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:


- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  35

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.



- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.



- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.



FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:



- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.


- For automated transfers -- $50.

From the fixed account to a subaccount:


- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.


- For automated transfers -- $50.


36  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)


- You may make automated transfers by choosing a schedule we provide.


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  37

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.




HOW DOLLAR-COST AVERAGING WORKS




                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                     Jan       $100           $20           5.00
                                                     Feb        100            18           5.56
you automatically buy                                Mar        100            17           5.88
more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00



You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN Program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN Program) allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.



You may elect to participate in the PN Program at any time. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value


38 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.


The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.


POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Series Trust funds, we may have an incentive to identify RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  39

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.


Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of New York nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



40  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;


- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and


- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the policy. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g. rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS


You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS
$200 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  41

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.


EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


PARTIAL SURRENDERS

After the first policy year, you may take any amount from $200 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECT OF PARTIAL SURRENDERS


- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")



- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.



- A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.



42  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:


  1. First from the specified amount provided by the most recent increase;

  2. Next from the next most recent increases successively;

  3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2  BY PHONE


Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
1 (800) 541-2251 (TOLL FREE)
1 (518) 869-8613 (LOCAL)



- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy;

- the insured dies; or

- the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  43

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.



OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.


We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test and is subject to an investor control rule under Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We

44 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE OF NY TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is generally not considered income to the beneficiary and is not subject to federal income taxes.



MATURITY VALUE PROCEEDS: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.



DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.



DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, maturity, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender or maturity of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  45

SOURCE OF PROCEEDS                             TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------

NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender or maturity:                    Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash value could have
                                               significant earnings that will be taxed upon surrender
                                               of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash value could have significant earnings
                                               that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender or maturity:                    Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received;
                                               - or policy value minus your investment in the
                                               policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):   OPTION A: Taxed as full surrender and may be subject to
                                               additional 10% penalty tax if modified endowment
                                               contracts. Interest taxed (and not subject to
                                               additional 10% penalty tax).

                                               OPTIONS B AND C: Portion of each payment taxed and
                                               portion considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected taxed as a partial surrender and
                                               may be subject to additional 10% penalty tax if
                                               modified endowment contracts. Payments made after the
                                               investment in the policy(1) is fully recovered are
                                               taxed and may be subject to an additional 10% penalty
                                               tax if modified endowment contracts.
------------------------------------------------------------------------------------------------------





(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse or mature with outstanding indebtedness, see discussion related to "full surrender or maturity" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.


MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.


46  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.


INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


- the distribution occurs after the owner attains age 59 1/2;


- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


1035 EXCHANGES: Section 1035 of the Internal Revenue Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 47 policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified on or after Sept. 17, 2003. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.



48  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

MUTUALLY EXCLUSIVE REGIMES

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Notice 2008-42 provides guidance to the application of
Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.


SECTION 409A

The general rules for the taxation of non-qualified deferred compensation plans in Section 409A may apply to split-dollar arrangements. Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


Although we no longer offer the policy for sale, you may continue to make premium payments if permitted under the terms of your policy. We paid commissions to an affiliated selling firm of up to 95% of the initial target premium (annualized) when the policy was sold, plus we pay up to 3.5% of all premiums in excess of the target premium. We determine the target

                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 49 premium, according to age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy for as long as the policy remains in effect. At the end of policy years one through ten, we pay our sales representatives a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premium. We also may pay additional commissions to help compensate the field leadership and pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if you return the policy under the free look period.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your policy.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");


- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");


- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from policy owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.


You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide


50 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.10% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $3,500 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  51

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$250,000                                                 MALE -- AGE 40                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                 PREFERRED NONSMOKER                                  ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------------------------
           PREMIUM(1)
          ACCUMULATED              DEATH BENEFIT                       POLICY VALUE                   CASH SURRENDER VALUE
END OF    WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST        ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%         6%           12%        0%         6%           12%        0%         6%           12%
---------------------------------------------------------------------------------------------------------------------------------
   1           3,675     250,000    250,000       250,000     2,878      3,067         3,256       273        462           651
   2           7,534     250,000    250,000       250,000     5,696      6,254         6,835     3,091      3,649         4,230
   3          11,585     250,000    250,000       250,000     8,440      9,552        10,756     5,835      6,947         8,151
   4          15,840     250,000    250,000       250,000    11,120     12,972        15,061     8,515     10,367        12,456
   5          20,307     250,000    250,000       250,000    13,723     16,507        19,775    11,118     13,902        17,170

   6          24,997     250,000    250,000       250,000    16,251     20,162        24,942    14,167     18,078        22,858
   7          29,922     250,000    250,000       250,000    18,685     23,923        30,588    17,122     22,360        29,025
   8          35,093     250,000    250,000       250,000    21,042     27,808        36,778    20,000     26,766        35,736
   9          40,523     250,000    250,000       250,000    23,317     31,818        43,563    22,796     31,297        43,042
  10          46,224     250,000    250,000       250,000    25,492     35,939        50,989    25,492     35,939        50,989

  15          79,301     250,000    250,000       250,000    35,616     59,594       102,375    35,616     59,594       102,375
  20         121,517     250,000    250,000       250,467    43,007     87,470       186,916    43,007     87,470       186,916
  25         175,397     250,000    250,000       397,845    46,617    120,341       326,103    46,617    120,341       326,103
  30         244,163     250,000    250,000       639,385    43,807    159,262       551,194    43,807    159,262       551,194
  35         331,927     250,000    250,000       980,737    30,258    207,792       916,577    30,258    207,792       916,577

  40         443,939          --    286,520     1,589,319        --    272,876     1,513,637         0    272,876     1,513,637
  45         586,898          --    369,703     2,590,634        --    352,098     2,467,270         0    352,098     2,467,270
  50         769,354          --    466,492     4,164,292        --    444,278     3,965,992         0    444,278     3,965,992
  55       1,002,219          --    576,419     6,597,652        --    548,970     6,283,478         0    548,970     6,283,478
  60       1,299,420          --    687,647    10,143,610        --    680,839    10,043,178         0    680,839    10,043,178
---------------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


52  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ILLUSTRATION
----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$250,000                                                MALE -- AGE 40                                    GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                                    ANNUAL PREMIUM $3,500
----------------------------------------------------------------------------------------------------------------------------------
           PREMIUM(1)
          ACCUMULATED             DEATH BENEFIT                      POLICY VALUE                  CASH SURRENDER VALUE
END OF    WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%         6%          12%        0%         6%          12%        0%         6%          12%
----------------------------------------------------------------------------------------------------------------------------------
   1           3,675     250,000    250,000      250,000     2,674      2,856        3,038        69        251          433
   2           7,534     250,000    250,000      250,000     5,257      5,788        6,342     2,652      3,183        3,737
   3          11,585     250,000    250,000      250,000     7,751      8,801        9,939     5,146      6,196        7,334
   4          15,840     250,000    250,000      250,000    10,153     11,892       13,856     7,548      9,287       11,251
   5          20,307     250,000    250,000      250,000    12,458     15,059       18,118     9,853     12,454       15,513

   6          24,997     250,000    250,000      250,000    14,661     18,299       22,756    12,577     16,215       20,672
   7          29,922     250,000    250,000      250,000    16,766     21,617       27,813    15,203     20,054       26,250
   8          35,093     250,000    250,000      250,000    18,768     25,013       33,327    17,726     23,971       32,285
   9          40,523     250,000    250,000      250,000    20,663     28,484       39,343    20,142     27,963       38,822
  10          46,224     250,000    250,000      250,000    22,448     32,029       45,912    22,448     32,029       45,912

  15          79,301     250,000    250,000      250,000    29,345     50,619       89,083    29,345     50,619       89,083
  20         121,517     250,000    250,000      250,000    31,741     69,937      157,658    31,741     69,937      157,658
  25         175,397     250,000    250,000      329,144    27,104     88,524      269,790    27,104     88,524      269,790
  30         244,163     250,000    250,000      517,448     9,921    103,452      446,076     9,921    103,452      446,076
  35         331,927          --    250,000      774,180        --    108,872      723,533        --    108,872      723,533

  40         443,939          --    250,000    1,224,602        --     88,715    1,166,288        --     88,715    1,166,288
  45         586,898          --         --    1,938,108        --         --    1,845,817        --         --    1,845,817
  50         769,354          --         --    3,001,125        --         --    2,858,214        --         --    2,858,214
  55       1,002,219          --         --    4,525,115        --         --    4,309,634        --         --    4,309,634
  60       1,299,420          --         --    6,519,045        --         --    6,454,500        --         --    6,454,500
----------------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  53

KEY TERMS

These terms can help you understand details about your policy.


ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.



ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.



CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full or the policy matures. The cash surrender value equals the policy value minus any indebtedness and any applicable surrender charges.



CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.


CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.


DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.



FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.



FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.


FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.


LAPSE: The policy ends without value and no death benefit is paid.


MATURITY DATE: The insured's attained insurance age 100, if living.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse for five policy years. The guarantee is in effect if you meet certain premium payment requirements.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.


54  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the maturity date, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- On the maturity date, proceeds will be the cash surrender value.

- On surrender of the policy prior to the maturity date, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.


SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the maturity date. We show the initial specified amount in your policy.



SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  55

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1 (800) 541-2251


Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration,

or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York

                  20 Madison Avenue Extension, Albany, NY 12203


                                1 (800) 541-2251




                         riversource.com/life insurance


You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the

EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee,


by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,


                  100 F. Street, N.E., Washington, D.C. 20549.


                      Investment Company Act File #811-5213

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.




S-6211 L (5/09)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                            (SUCCESSION SELECT - NY)

                RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL - NY)

            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III - NY)

             RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                (VUL IV ES - NY)





                                   MAY 1, 2009


ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
            20 Madison Avenue Extension
            P.O. Box 5144
            Albany, NY 12205
            Telephone: (800) 541-2251
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8
            (previously IDS Life of New York Account 8)

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.


S-6337 G (5/09)

TABLE OF CONTENTS



INFORMATION ABOUT RIVERSOURCE LIFE OF NY..............  P. 3
  Ownership...........................................  p. 3
  State Regulation....................................  p. 3
  Reports.............................................  p. 3
  Rating Agencies.....................................  p. 3
PRINCIPAL UNDERWRITER.................................  P. 3
THE VARIABLE ACCOUNT..................................  P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES............................................  P. 4
  Additional Information on Payment Options for
     V2D -- NY, Succession Select -- NY, VUL -- NY,
     VUL III -- NY, VUL IV -- NY and VUL IV
     ES -- NY.........................................  p. 4
REVENUES RECEIVED DURING CALENDAR YEAR 2008...........  P. 9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........  P. 9






 2    RIVERSOURCE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com



A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $14,651,291. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2008 was $22,750,353; and in 2007 was $16,934,492.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    3

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT -- NY, V2D -- NY, VUL -- NY, VUL III -- NY, VUL IV -- NY AND VUL IV ES -- NY

SUCCESSION SELECT -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 4    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE


                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2005             $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54

                                      2010               5.19     4.61     5.08     4.57     4.90     4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2005               6.15     5.37     5.88     5.26     5.49     5.07

                                      2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2005               7.30     6.36     6.74     6.09     6.01     5.67

                                      2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2005              10.68     9.65     8.52     8.14     6.73     6.64

                                      2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52


VUL -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32

                      10                                             10.06

                      15                                              7.34

                      20                                              6.00

                      25                                              5.22

                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:


 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE


                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.81     $4.47     $4.74     $4.45     $4.65     $4.40

55                                               5.20      4.80      5.09      4.74      4.94      4.87

60                                               5.70      5.22      5.51      5.12      5.25      4.98

65                                               6.35      5.77      5.98      5.58      5.54      5.32

70                                               7.14      6.50      6.47      6.12      5.77      5.63

75                                               8.00      7.40      6.87      6.64      5.91      5.85


V2D -- NY AND VUL III -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:


 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE


                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.22     $3.89     $4.17     $3.86     $4.08     $3.82

55                                               4.62      4.22      4.53      4.18      4.39      4.11

60                                               5.14      4.66      4.96      4.57      5.71      4.44

65                                               5.81      5.22      5.46      5.05      5.02      4.79

70                                               6.61      5.96      5.96      5.60      5.27      5.12

75                                               7.49      6.89      6.38      6.14      5.42      5.35


VUL IV -- NY/VUL IV ES -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    7

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE


                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2005             $ 5.28    $4.68    $5.16    $4.63    $4.96    $4.54

                                      2010               5.19     4.61     5.08     4.57     4.90     4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2005               6.15     5.37     5.88     5.26     5.49     5.07

                                      2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2005               7.30     6.36     6.74     6.09     6.01     5.67

                                      2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2005              10.68     9.65     8.52     8.14     6.73     6.64

                                      2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


 8    RIVERSOURCE OF NEW YORK ACCOUNT 8

REVENUES RECEIVED DURING CALENDAR YEAR 2008


The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance Trust(SM)                                           $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Account 8, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK



We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Account 8 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Account 8, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)


Minneapolis, Minnesota



April 24, 2009



 10    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                        AIM VI      AIM VI      AIM VI      AIM VI       AIM VI
                                                      CAP APPR,   CAP APPR,    CAP DEV,    CAP DEV,     CORE EQ,
DEC. 31, 2008                                           SER I       SER II       SER I      SER II       SER I
 ASSETS
Investments, at fair value(1),(2)                      $404,039    $302,161   $  356,760   $118,175   $10,974,534
Dividends receivable                                         --          --           --         --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                 --         180          113         96            --
Receivable for share redemptions                          1,487         246          291         95        39,329
-----------------------------------------------------------------------------------------------------------------
Total assets                                            405,526     302,587      357,164    118,366    11,013,863
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          334         246          291         94         9,022
    Contract terminations                                 1,153          --           --         --        30,306
Payable for investments purchased                            --         180          113         96            --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                         1,487         426          404        190        39,328
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                  $404,039    $302,161   $  356,760   $118,176   $10,974,535
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    23,922      18,191       44,989     15,268       555,673
(2) Investments, at cost                               $588,948    $446,246   $  611,562   $234,526   $13,190,151
-----------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                        AIM VI      AIM VI      AIM VI      AIM VI       AB VPS
                                                         DYN,     FIN SERV,    INTL GRO,     TECH,     GRO & INC,
DEC. 31, 2008 (CONTINUED)                               SER I       SER I       SER II       SER I        CL B
 ASSETS
Investments, at fair value(1),(2)                      $ 44,044    $148,765   $1,612,701   $ 54,560   $   951,368
Dividends receivable                                         --          --           --         --            --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                 --         672           --          9         4,143
Receivable for share redemptions                             34         111        2,042         45           767
-----------------------------------------------------------------------------------------------------------------
Total assets                                             44,078     149,548    1,614,743     54,614       956,278
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                           34         111        1,292         45           767
    Contract terminations                                    --          --          750         --            --
Payable for investments purchased                            --         672           --          9         4,143
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                            34         783        2,042         54         4,910
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                  $ 44,044    $148,765   $1,612,701   $ 54,560   $   951,368
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                     4,409      36,108       83,864      6,511        73,351
(2) Investments, at cost                               $ 67,376    $265,678   $2,245,349   $ 88,891   $ 1,660,478
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    11

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                       AB VPS        AB VPS        AC VP       AC VP        AC VP
                                                      INTL VAL,   LG CAP GRO,      INTL,       INTL,        VAL,
DEC. 31, 2008 (CONTINUED)                               CL B          CL B         CL I        CL II        CL I
 ASSETS
Investments, at fair value(1),(2)                    $3,404,295     $ 63,821    $1,009,886    $329,602   $3,752,135
Dividends receivable                                         --           --            --          --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                859           --         2,122          68           --
Receivable for share redemptions                          2,731           49           826         261        4,757
-------------------------------------------------------------------------------------------------------------------
Total assets                                          3,407,885       63,870     1,012,834     329,931    3,756,892
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        2,731           49           826         261        3,081
    Contract terminations                                    --           --            --          --        1,676
Payable for investments purchased                           859           --         2,122          68           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                         3,590           49         2,948         329        4,757
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $3,404,295     $ 63,821    $1,009,886    $329,602   $3,752,135
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   311,463        3,540       170,015      55,582      801,738
(2) Investments, at cost                             $5,857,576     $ 85,773    $1,291,286    $487,442   $5,817,009
-------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                        AC VP       CALVERT       COL HI         CS          CS
                                                        VAL,       VS SOCIAL     YIELD, VS   COMMODITY     U.S. EQ
DEC. 31, 2008 (CONTINUED)                               CL II         BAL          CL B        RETURN     FLEX III
 ASSETS
Investments, at fair value(1),(2)                    $  894,792     $400,203    $  176,300    $388,079   $  173,387
Dividends receivable                                         --           --            --       1,232           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                309           --            18          --           43
Receivable for share redemptions                            730          362           142         336          139
-------------------------------------------------------------------------------------------------------------------
Total assets                                            895,831      400,565       176,460     389,647      173,569
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          730          326           142         316          140
    Contract terminations                                    --           36            --          20           --
Payable for investments purchased                           309           --            18       1,232           43
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                         1,039          362           160       1,568          183
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  894,792     $400,203    $  176,300    $388,079   $  173,386
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   191,195      320,675        23,382      54,582       18,724
(2) Investments, at cost                             $1,425,463     $584,399    $  238,566    $666,497   $  214,982
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 12    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                       CS          EV VT          EG VA        FID VIP       FID VIP
                                                     U.S. EQ     FLOATING-     FUNDAMENTAL   CONTRAFUND,   GRO & INC,
DEC. 31, 2008 (CONTINUED)                            FLEX I       RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                  $  231,803   $ 1,051,976    $  226,993     $4,123,751   $4,184,543
Dividends receivable                                       --         6,781            --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          280         1,303            10          1,947           --
Receivable for share redemptions                          189           837           181          3,317        7,930
---------------------------------------------------------------------------------------------------------------------
Total assets                                          232,272     1,060,897       227,184      4,129,015    4,192,473
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        189           837           181          3,317        3,442
    Contract terminations                                  --            --            --             --        4,488
Payable for investments purchased                         280         8,084            10          1,947           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         469         8,921           191          5,264        7,930
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $  231,803   $ 1,051,976    $  226,993     $4,123,751   $4,184,543
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  22,928       159,875        17,902        272,375      479,329
(2) Investments, at cost                           $  315,399   $ 1,417,554    $  309,268     $6,367,976   $6,333,293
---------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                     FID VIP      FID VIP        FID VIP       FID VIP       FID VIP
                                                   GRO & INC,     MID CAP,      MID CAP,      OVERSEAS,     OVERSEAS,
DEC. 31, 2008 (CONTINUED)                           SERV CL 2     SERV CL       SERV CL 2      SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $1,052,300   $ 7,464,443    $3,103,317     $1,837,297   $  584,718
Dividends receivable                                       --            --            --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          282            --           146             --           15
Receivable for share redemptions                          853         7,207         2,516          3,860          470
---------------------------------------------------------------------------------------------------------------------
Total assets                                        1,053,435     7,471,650     3,105,979      1,841,157      585,203
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        853         6,127         2,515          1,489          470
    Contract terminations                                  --         1,080            --          2,370           --
Payable for investments purchased                         282            --           146             --           15
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,135         7,207         2,661          3,859          485
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $1,052,300   $ 7,464,443    $3,103,318     $1,837,298   $  584,718
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 121,653       407,226       171,265        151,592       48,444
(2) Investments, at cost                           $1,705,910   $10,592,373    $5,015,452     $2,764,730   $  951,799
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    13

STATEMENTS OF ASSETS AND LIABILITIES



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                   FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP     GS VIT
                                                 GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,     FOR SEC,   MID CAP VAL,
DEC. 31, 2008 (CONTINUED)                              CL 2             CL 2            CL 2          CL 2         INST
 ASSETS
Investments, at fair value(1),(2)                   $2,136,700       $1,602,208      $1,019,408    $1,483,526   $5,872,806
Dividends receivable                                        --               --              --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         2,367              421             344            --           --
Receivable for share redemptions                         1,751            1,311             827         1,263        6,625
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         2,140,818        1,603,940       1,020,579     1,484,789    5,879,431
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1,751            1,311             826         1,217        4,796
    Contract terminations                                   --               --              --            46        1,828
Payable for investments purchased                        2,367              421             344            --           --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        4,118            1,732           1,170         1,263        6,624
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  $2,136,700       $1,602,208      $1,019,409    $1,483,526   $5,872,807
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  201,385          151,868          86,537       137,874      678,153
(2) Investments, at cost                            $4,712,247       $2,386,934      $1,601,703    $1,957,679   $9,661,861
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                  GS VIT STRUCTD   GS VIT STRUCTD   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                    SM CAP EQ,        U.S. EQ,      GLOBAL TECH,   OVERSEAS,      JANUS,
DEC. 31, 2008 (CONTINUED)                              INST             INST            SERV          SERV         SERV
 ASSETS
Investments, at fair value(1),(2)                   $  387,134       $1,887,421      $  535,872    $3,544,290   $3,506,648
Dividends receivable                                        --               --              --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           154              307              58            --           --
Receivable for share redemptions                           314            1,540             439         3,337        3,682
---------------------------------------------------------------------------------------------------------------------------
Total assets                                           387,602        1,889,268         536,369     3,547,627    3,510,330
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         314            1,540             439         2,910        2,818
    Contract terminations                                   --               --              --           427          864
Payable for investments purchased                          154              307              58            --           --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          468            1,847             497         3,337        3,682
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  $  387,134       $1,887,421      $  535,872    $3,544,290   $3,506,648
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   55,463          236,223         184,783       136,266      225,074
(2) Investments, at cost                            $  680,677       $2,897,357      $  770,848    $5,474,020   $4,995,709
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN        LAZARD           MFS INV           MFS          MFS
                                               ENTERPRISE,   RETIRE INTL EQ,      GRO STOCK,      NEW DIS,    UTILITIES,
DEC. 31, 2008 (CONTINUED)                         SERV             SERV            SERV CL         SERV CL      SERV CL
 ASSETS
Investments, at fair value(1),(2)               $390,820        $1,234,508        $1,132,729     $  668,259   $  677,063
Dividends receivable                                  --                --                --             --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  378               386                --             --          228
Receivable for share redemptions                     318             1,008             4,332          1,630          549
------------------------------------------------------------------------------------------------------------------------
Total assets                                     391,516         1,235,902         1,137,061        669,889      677,840
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   318             1,009               925            550          549
    Contract terminations                             --                --             3,407          1,080           --
Payable for investments purchased                    378               386                --             --          228
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    696             1,395             4,332          1,630          777
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $390,820        $1,234,507        $1,132,729     $  668,259   $  677,063
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             18,880           150,001           162,983         83,428       37,594
(2) Investments, at cost                        $540,780        $1,767,858        $1,535,499     $1,135,954   $1,016,753
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                              OPPEN GLOBAL      OPPEN MAIN     OPPEN STRATEGIC    PIMCO VIT   PIONEER EQ
                                                 SEC VA,      ST SM CAP VA,        BOND VA,      ALL ASSET,    INC VCT,
DEC. 31, 2008 (CONTINUED)                         SERV             SERV              SERV        ADVISOR CL      CL II
 ASSETS
Investments, at fair value(1),(2)               $153,365        $  135,541        $5,455,031     $3,849,506   $  502,451
Dividends receivable                                  --                --                --             --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   54                --             7,470             --           88
Receivable for share redemptions                     123               108             4,378          6,803          409
------------------------------------------------------------------------------------------------------------------------
Total assets                                     153,542           135,649         5,466,879      3,856,309      502,948
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   123               108             4,378          3,112          409
    Contract terminations                             --                --                --          3,691           --
Payable for investments purchased                     54                --             7,470             --           88
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    177               108            11,848          6,803          497
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $153,365        $  135,541        $5,455,031     $3,849,506   $  502,451
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              7,661            12,860         1,196,279        417,065       32,926
(2) Investments, at cost                        $243,746        $  195,479        $6,462,326     $4,716,639   $  752,734
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    15

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    PIONEER         PUT VT       PUT VT        PUT VT         PUT VT
                                                 INTL VAL VCT,   GLOBAL HLTH    HI YIELD,     INTL EQ,       INTL NEW
DEC. 31, 2008 (CONTINUED)                            CL II       CARE, CL IB      CL IB         CL IB       OPP, CL IB
 ASSETS
Investments, at fair value(1),(2)                 $   140,788      $168,879    $  644,941     $ 97,128       $494,595
Dividends receivable                                       --            --            --           --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            9           638            --           --             96
Receivable for share redemptions                          114           128         1,924           79            402
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          140,911       169,645       646,865       97,207        495,093
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        114           128           526           79            402
    Contract terminations                                  --            --         1,398           --             --
Payable for investments purchased                           9           638            --           --             96
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         123           766         1,924           79            498
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $   140,788      $168,879    $  644,941     $ 97,128       $494,595
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  14,440        15,325       129,506       10,926         42,564
(2) Investments, at cost                          $   239,008      $188,785    $  940,542     $175,873       $546,718
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                     PUT VT         PUT VT        ROYCE         DISC           DISC
                                                    NEW OPP,        VISTA,     MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,
DEC. 31, 2008 (CONTINUED)                            CL IA          CL IB       INVEST CL       AGGR          CONSERV
 ASSETS
Investments, at fair value(1),(2)                 $ 6,275,573      $225,032    $2,811,472     $150,440       $ 11,491
Dividends receivable                                       --            --            --           --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --            --            --           --             --
Receivable for share redemptions                       26,785           187         3,745           --             --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        6,302,358       225,219     2,815,217      150,440         11,491
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      5,159           187         2,313          121              9
    Contract terminations                              21,626            --         1,432           --             --
Payable for investments purchased                          --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      26,785           187         3,745          121              9
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $ 6,275,573      $225,032    $2,811,472     $150,319       $ 11,482
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 475,783        27,080       466,247       21,277          1,364
(2) Investments, at cost                          $11,142,854      $316,362    $4,661,853     $192,269       $ 13,432
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   DISC           DISC           DISC          RVS PTNRS      RVS PTNRS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   VP FUNDAMENTAL    VP SELECT
DEC. 31, 2008 (CONTINUED)                           MOD         MOD AGGR      MOD CONSERV         VAL            VAL
 ASSETS
Investments, at fair value(1),(2)               $  300,072     $    75,481    $   24,949      $ 2,438,071    $    71,256
Dividends receivable                                    --              --            --               --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              --            --               --             --
Receivable for share redemptions                        --              --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       300,072          75,481        24,949        2,438,071         71,256
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     243              60            20            1,943             56
    Contract terminations                               --              --            --              770             --
Payable for investments purchased                       --              --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      243              60            20            2,713             56
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $  299,829     $    75,421    $   24,929      $ 2,435,358    $    71,200
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               39,548          10,283         3,138          357,445         10,612
(2) Investments, at cost                        $  368,528     $    92,760    $   24,849      $ 3,479,227    $    89,708
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 RVS PTNRS         RVS            RVS             RVS            RVS
                                                 VP SM CAP         VP             VP              VP              VP
DEC. 31, 2008 (CONTINUED)                           VAL            BAL         CASH MGMT       DIV BOND       DIV EQ INC
 ASSETS
Investments, at fair value(1),(2)               $2,850,105     $14,519,482    $8,869,633      $17,841,343    $16,289,997
Dividends receivable                                    --              --       159,400               --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              --         2,144            2,874          1,700
Receivable for share redemptions                        --              --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,850,105      14,519,482     9,031,177       17,844,217     16,291,697
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   2,281          11,846         7,219           14,430         13,191
    Contract terminations                            1,083          40,157            --               --             --
Payable for investments purchased                       --              --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,364          52,003         7,219           14,430         13,191
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $2,846,741     $14,467,479    $9,023,958      $17,829,787    $16,278,506
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              317,332       1,467,594     8,877,857        1,820,857      1,841,883
(2) Investments, at cost                        $3,939,155     $20,921,596    $8,873,653      $18,983,039    $24,518,337
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    17

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      RVS            RVS VP            SEL          RVS          RVS
                                                   VP GLOBAL    GLOBAL INFLATION       VP          VP HI         VP
DEC. 31, 2008 (CONTINUED)                             BOND          PROT SEC           GRO      YIELD BOND     INC OPP
 ASSETS
Investments, at fair value(1),(2)                 $ 5,398,903      $2,697,376      $3,922,421   $2,535,992   $1,838,349
Dividends receivable                                       --              --              --           --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        1,209           1,728              --          582           66
Receivable for share redemptions                           --              --              --           --           --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        5,400,112       2,699,104       3,922,421    2,536,574    1,838,415
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      4,360           2,161           3,159        2,066        1,465
    Contract terminations                                  --              --           2,083           --           --
Payable for investments purchased                          --              --              --           --           --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,360           2,161           5,242        2,066        1,465
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $ 5,395,752      $2,696,943      $3,917,179   $2,534,508   $1,836,950
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 513,939         268,215         923,107      524,457      230,125
(2) Investments, at cost                          $ 5,687,162      $2,774,012      $5,983,825   $3,444,335   $2,187,047
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      RVS            SEL VP          RVS VP       RVS VP         RVS
                                                       VP            LG CAP          MID CAP      MID CAP        VP
DEC. 31, 2008 (CONTINUED)                            DYN EQ            VAL             GRO          VAL        S&P 500
 ASSETS
Investments, at fair value(1),(2)                 $18,586,188      $   43,967      $  308,001   $  196,626   $3,587,942
Dividends receivable                                       --              --              --           --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --              --              --          886        1,288
Receivable for share redemptions                           --              --              --           --           --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       18,586,188          43,967         308,001      197,512    3,589,230
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     15,140              31             249          157        2,931
    Contract terminations                              12,669              --             861           --           --
Payable for investments purchased                          --              --              --           --           --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      27,809              31           1,110          157        2,931
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $18,558,379      $   43,936      $  306,891   $  197,355   $3,586,299
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,401,386           6,670          43,741       31,006      602,258
(2) Investments, at cost                          $28,725,893      $   51,191      $  511,662   $  361,807   $4,860,779
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                   RVS VP          SEL VP            THDL          THDL         THIRD
                                                    SHORT          SM CAP             VP            VP           AVE
DEC. 31, 2008 (CONTINUED)                         DURATION           VAL           EMER MKTS     INTL OPP        VAL
 ASSETS
Investments, at fair value(1),(2)                $3,170,873      $  688,078       $3,234,487    $7,991,140   $3,126,371
Dividends receivable                                     --              --               --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         --              31               --            --          261
Receivable for share redemptions                         --              --               --            --        2,579
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      3,170,873         688,109        3,234,487     7,991,140    3,129,211
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    2,591             556            2,613         6,505        2,579
    Contract terminations                               223              --            1,176         4,945           --
Payable for investments purchased                        --              --               --            --          261
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,814             556            3,789        11,450        2,840
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $3,168,059      $  687,553       $3,230,698    $7,979,690   $3,126,371
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               318,697         105,979          369,186       931,708      260,314
(2) Investments, at cost                         $3,266,410      $1,294,276       $5,401,380    $8,456,548   $5,458,043
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                  VANK LIT        VANK UIF         VANK UIF
                                                  COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,     WANGER       WANGER
DEC. 31, 2008 (CONTINUED)                           CL II           CL II            CL II         INTL          USA
 ASSETS
Investments, at fair value(1),(2)                $1,980,020      $  934,486       $  134,640    $5,789,063   $5,019,421
Dividends receivable                                     --              --               --            --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         --              --               --            --        1,274
Receivable for share redemptions                      6,098           1,210              111         7,806        4,099
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      1,986,118         935,696          134,751     5,796,869    5,024,794
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,596             751              109         4,693        4,099
    Contract terminations                             4,502             459                2         3,113           --
Payable for investments purchased                        --              --               --            --        1,274
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     6,098           1,210              111         7,806        5,373
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $1,980,020      $  934,486       $  134,640    $5,789,063   $5,019,421
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               240,878         171,151           23,334       279,800      260,074
(2) Investments, at cost                         $2,824,447      $1,457,657       $  263,108    $8,296,417   $7,422,997
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    19

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------
                                                               WF ADV       WF ADV     WF ADV      WF ADV
                                                                 VT           VT         VT          VT
DEC. 31, 2008 (CONTINUED)                                   ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                             $256,549     $53,554    $ 83,967    $412,221
Dividends receivable                                                --          --          --          --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                        --          --           8          --
Receivable for share redemptions                                   212          43          69       3,468
-----------------------------------------------------------------------------------------------------------
Total assets                                                   256,761      53,597      84,044     415,689
-----------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                 212          43          69         332
    Contract terminations                                           --          --          --       3,136
Payable for investments purchased                                   --          --           8          --
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                  212          43          77       3,468
-----------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         $256,549     $53,554    $ 83,967    $412,221
-----------------------------------------------------------------------------------------------------------
(1) Investment shares                                           27,556      11,617       8,264      99,092
(2) Investments, at cost                                      $357,344     $98,960    $161,393    $790,606
-----------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                      CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2008                                SER I         SER II        SER I        SER II       SER I
 INVESTMENT INCOME
Dividend income                                      $        --    $      --    $        --   $      --   $   316,660
Variable account expenses                                  6,534        4,092          5,732       1,740       140,221
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (6,534)      (4,092)        (5,732)     (1,740)      176,439
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  373,341      250,131        290,101      84,128     3,554,943
    Cost of investments sold                             402,322      254,137        289,342     101,341     3,254,050
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (28,981)      (4,006)           759     (17,213)      300,893
Distributions from capital gains                              --           --         71,309      23,562            --
Net change in unrealized appreciation or
  depreciation of investments                           (354,705)    (233,876)      (441,467)   (117,419)   (5,728,419)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (383,686)    (237,882)      (369,399)   (111,070)   (5,427,526)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  (390,220)   $(241,974)   $  (375,131)  $(112,810)  $(5,251,087)
----------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI       AIM VI       AB VPS
                                                         DYN,       FIN SERV,     INTL GRO,      TECH,      GRO & INC,
YEAR ENDED DEC. 31, 2008  (CONTINUED)                   SER I         SER I         SER II       SER I         CL B
 INVESTMENT INCOME
Dividend income                                      $        --    $   5,923    $    10,247   $      --   $    22,414
Variable account expenses                                    534          729         10,170         701        11,261
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (534)       5,194             77        (701)       11,153
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                   33,286        9,750         26,760      15,128       401,967
    Cost of investments sold                              34,435       12,625         30,854      19,094       492,038
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (1,149)      (2,875)        (4,094)     (3,966)      (90,071)
Distributions from capital gains                              --       17,066         29,791          --       231,263
Net change in unrealized appreciation or
  depreciation of investments                            (35,260)    (107,214)      (633,311)    (40,310)     (796,757)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (36,409)     (93,023)      (607,614)    (44,276)     (655,565)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $   (36,943)   $ (87,829)   $  (607,537)  $ (44,977)  $  (644,412)
----------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AB VPS        AB VPS        AC VP        AC VP        AC VP
                                                      INTL VAL,    LG CAP GRO,      INTL,        INTL,         VAL,
YEAR ENDED DEC. 31, 2008  (CONTINUED)                    CL B          CL B          CL I        CL II         CL I
 INVESTMENT INCOME
Dividend income                                      $    31,159    $      --    $    18,298   $   3,087   $   141,675
Variable account expenses                                 33,680          484         17,822       4,300        48,313
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (2,521)        (484)           476      (1,213)       93,362
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  213,501       38,223      1,025,177     146,951     2,471,143
    Cost of investments sold                             229,336       41,116        848,946     157,445     2,990,474
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (15,835)      (2,893)       176,231     (10,494)     (519,331)
Distributions from capital gains                         222,917           --        214,933      45,521       752,151
Net change in unrealized appreciation or
  depreciation of investments                         (2,937,994)     (22,099)    (1,407,253)   (300,824)   (1,975,159)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (2,730,912)     (24,992)    (1,016,089)   (265,797)   (1,742,339)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $(2,733,433)   $ (25,476)   $(1,015,613)  $(267,010)  $(1,648,977)
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    21

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AC VP       CALVERT        COL HI           CS            CS
                                                      VAL,       VS SOCIAL      YIELD, VS     COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2008  (CONTINUED)                 CL II         BAL           CL B          RETURN       FLEX III
 INVESTMENT INCOME
Dividend income                                     $  27,534   $    13,372    $    17,253   $     5,949   $        --
Variable account expenses                              10,233         5,044          1,454         3,518         2,094
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        17,301         8,328         15,799         2,431        (2,094)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               379,178       136,231         34,092        92,514        71,236
    Cost of investments sold                          494,416       150,949         38,998       125,394        62,807
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (115,238)      (14,718)        (4,906)      (32,880)        8,429
Distributions from capital gains                      156,206         7,470             --        33,405            --
Net change in unrealized appreciation or
  depreciation of investments                        (405,869)     (198,003)       (59,903)     (278,942)     (110,691)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (364,901)     (205,251)       (64,809)     (278,417)     (102,262)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(347,600)  $  (196,923)   $   (49,010)  $  (275,986)  $  (104,356)
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       CS          EV VT          EG VA        FID VIP       FID VIP
                                                     U.S. EQ     FLOATING-     FUNDAMENTAL   CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2008  (CONTINUED)                FLEX I       RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL
 INVESTMENT INCOME
Dividend income                                     $     254   $    49,908    $     3,579   $    46,465   $    68,737
Variable account expenses                               2,923         7,596          2,178        32,883        60,248
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (2,669)       42,312          1,401        13,582         8,489
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               118,704       153,457         98,981       687,174     1,889,570
    Cost of investments sold                          118,060       172,266        112,530       809,949     1,953,801
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          644       (18,809)       (13,549)     (122,775)      (64,231)
Distributions from capital gains                           --            --             --        57,156       783,820
Net change in unrealized appreciation or
  depreciation of investments                        (126,462)     (362,067)       (87,603)   (1,999,684)   (4,109,903)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (125,818)     (380,876)      (101,152)   (2,065,303)   (3,390,314)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(128,487)  $  (338,564)   $   (99,751)  $(2,051,721)  $(3,381,825)
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     FID VIP      FID VIP        FID VIP       FID VIP       FID VIP
                                                   GRO & INC,     MID CAP,      MID CAP,      OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2008  (CONTINUED)               SERV CL 2     SERV CL       SERV CL 2      SERV CL      SERV CL 2
 INVESTMENT INCOME
Dividend income                                     $  14,878   $    39,752    $     9,877   $    69,158   $    20,740
Variable account expenses                              13,900       101,272         35,662        27,593         7,782
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           978       (61,520)       (25,785)       41,565        12,958
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               482,825     2,766,968        463,455     1,106,409       309,809
    Cost of investments sold                          523,991     2,691,966        531,475     1,111,756       328,413
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (41,166)       75,002        (68,020)       (5,347)      (18,604)
Distributions from capital gains                      179,464     1,965,591        635,953       408,269       109,685
Net change in unrealized appreciation or
  depreciation of investments                        (929,636)   (7,283,132)    (2,443,058)   (2,099,950)     (572,698)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (791,338)   (5,242,539)    (1,875,125)   (1,697,028)     (481,617)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(790,360)  $(5,304,059)   $(1,900,910)  $(1,655,463)  $  (468,659)
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           -------------------------------------------------------------------------------
                                             FTVIPT FRANK       FTVIPT FRANK    FTVIPT MUTUAL   FTVIPT TEMP      GS VIT
                                           GLOBAL REAL EST,     SM CAP VAL,      SHARES SEC,      FOR SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2008  (CONTINUED)            CL 2               CL 2             CL 2           CL 2          INST
 INVESTMENT INCOME
Dividend income                               $    35,168       $    26,983       $  38,875     $    59,106    $    87,676
Variable account expenses                          31,033            22,017          11,313          23,194         77,395
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     4,135             4,966          27,562          35,912         10,281
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,092,622         1,208,498         282,059       1,733,678      2,087,912
    Cost of investments sold                    1,511,879         1,216,364         314,599       1,451,337      2,421,653
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (419,257)           (7,866)        (32,540)        282,341       (333,741)
Distributions from capital gains                  960,489           186,877          55,293         241,906         15,699
Net change in unrealized appreciation or
  depreciation of investments                  (2,285,814)       (1,033,565)       (633,728)     (1,860,035)    (3,292,284)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (1,744,582)         (854,554)       (610,975)     (1,335,788)    (3,610,326)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(1,740,447)      $  (849,588)      $(583,413)    $(1,299,876)   $(3,600,045)
--------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           -------------------------------------------------------------------------------
                                            GS VIT STRUCTD     GS VIT STRUCTD    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                              SM CAP EQ,          U.S. EQ,       GLOBAL TECH,    OVERSEAS,       JANUS,
YEAR ENDED DEC. 31, 2008  (CONTINUED)            INST               INST             SERV           SERV          SERV
 INVESTMENT INCOME
Dividend income                               $     3,521       $    41,672       $     739     $    69,000    $    19,856
Variable account expenses                           5,009            26,461           7,413          56,632         24,593
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (1,488)           15,211          (6,674)         12,368         (4,737)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           212,112         1,344,242         209,733       1,333,688         61,690
    Cost of investments sold                      285,670         1,484,641         214,904       1,100,621         75,897
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (73,558)         (140,399)         (5,171)        233,067        (14,207)
Distributions from capital gains                      889            23,378              --         996,674             --
Net change in unrealized appreciation or
  depreciation of investments                    (139,684)       (1,171,431)       (439,825)     (5,335,697)    (1,505,030)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (212,353)       (1,288,452)       (444,996)     (4,105,956)    (1,519,237)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (213,841)      $(1,273,241)      $(451,670)    $(4,093,588)   $(1,523,974)
--------------------------------------------------------------------------------------------------------------------------


                                                                SEGREGATED ASSET SUBACCOUNTS
                                           -------------------------------------------------------------------------------
                                              JANUS ASPEN          LAZARD          MFS INV          MFS            MFS
                                              ENTERPRISE,     RETIRE INTL EQ,     GRO STOCK,      NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2008  (CONTINUED)            SERV               SERV           SERV CL        SERV CL        SERV CL
 INVESTMENT INCOME
Dividend income                               $       387       $    21,014       $   4,928     $        --    $    10,640
Variable account expenses                           5,375            17,389          14,978           9,226          7,651
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (4,988)            3,625         (10,050)         (9,226)         2,989
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           184,963         1,002,779         526,909         317,710        179,192
    Cost of investments sold                      156,949         1,051,633         522,589         352,800        203,586
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      28,014           (48,854)          4,320         (35,090)       (24,394)
Distributions from capital gains                   34,749             6,085          82,244         218,609        129,525
Net change in unrealized appreciation or
  depreciation of investments                    (375,661)         (845,020)       (801,851)       (646,271)      (516,855)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (312,898)         (887,789)       (715,287)       (462,752)      (411,724)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (317,886)      $  (884,164)      $(725,337)    $  (471,978)   $  (408,735)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    23

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                              OPPEN GLOBAL     OPPEN MAIN    OPPEN STRATEGIC     PIMCO VIT     PIONEER EQ
                                                SEC VA,      ST SM CAP VA,       BOND VA,       ALL ASSET,      INC VCT,
YEAR ENDED DEC. 31, 2008  (CONTINUED)             SERV            SERV             SERV         ADVISOR CL        CL II
 INVESTMENT INCOME
Dividend income                               $     1,651      $     329       $   132,388       $ 222,717      $  16,505
Variable account expenses                           1,370          1,111            39,326          26,358          5,721
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       281           (782)           93,062         196,359         10,784
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            13,054         77,678           465,864         375,076        120,810
    Cost of investments sold                       15,580         86,643           538,561         435,689        131,322
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (2,526)        (8,965)          (72,697)        (60,613)       (10,512)
Distributions from capital gains                    8,856          6,836            31,714          12,756         37,551
Net change in unrealized appreciation or
  depreciation of investments                     (90,014)       (56,312)       (1,049,996)       (855,208)      (258,106)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (83,684)       (58,441)       (1,090,979)       (903,065)      (231,067)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $   (83,403)     $ (59,223)      $  (997,917)      $(706,706)     $(220,283)
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                PIONEER          PUT VT           PUT VT          PUT VT         PUT VT
                                             INTL VAL VCT,    GLOBAL HLTH       HI YIELD,        INTL EQ,       INTL NEW
YEAR ENDED DEC. 31, 2008  (CONTINUED)            CL II        CARE, CL IB         CL IB            CL IB       OPP, CL IB
 INVESTMENT INCOME
Dividend income                               $     2,639      $      --       $    95,036       $   3,827      $  13,096
Variable account expenses                           1,839          1,048             8,487           1,558          7,226
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       800         (1,048)           86,549           2,269          5,870
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            11,948         52,756           368,428          82,770        299,635
    Cost of investments sold                       13,272         54,062           427,914         104,577        227,646
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (1,324)        (1,306)          (59,486)        (21,807)        71,989
Distributions from capital gains                    7,495            974                --          29,401             --
Net change in unrealized appreciation or
  depreciation of investments                    (125,427)       (20,674)         (285,382)       (103,630)      (500,529)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (119,256)       (21,006)         (344,868)        (96,036)      (428,540)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (118,456)     $ (22,054)      $  (258,319)      $ (93,767)     $(422,670)
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                 PUT VT          PUT VT           ROYCE            DISC           DISC
                                                NEW OPP,         VISTA,         MICRO-CAP,     ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           CL IA           CL IB          INVEST CL         AGGR(1)      CONSERV(1)
 INVESTMENT INCOME
Dividend income                               $    29,471      $      --       $   112,672       $      --      $      --
Variable account expenses                          84,527          3,242            44,309             707             61
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (55,056)        (3,242)           68,363            (707)           (61)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         2,061,119         98,117         1,918,378           1,646            825
    Cost of investments sold                    2,665,756         93,652         1,847,339           1,975            904
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (604,637)         4,465            71,039            (329)           (79)
Distributions from capital gains                       --             --           472,165              --             --
Net change in unrealized appreciation or
  depreciation of investments                  (3,700,533)      (205,683)       (3,079,200)        (41,829)        (1,941)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (4,305,170)      (201,218)       (2,535,996)        (42,158)        (2,020)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(4,360,226)     $(204,460)      $(2,467,633)      $ (42,865)     $  (2,081)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                DISC             DISC              DISC           RVS PTNRS       RVS PTNRS
                                            ASSET ALLOC,     ASSET ALLOC,      ASSET ALLOC,    VP FUNDAMENTAL     VP SELECT
PERIOD ENDED DEC. 31, 2008 (CONTINUED)         MOD(1)         MOD AGGR(1)     MOD CONSERV(1)         VAL             VAL
 INVESTMENT INCOME
Dividend income                              $        --      $        --       $        --      $       275    $         --
Variable account expenses                          1,326              343                72           17,276             226
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (1,326)            (343)              (72)         (17,001)           (226)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           32,717           78,493            12,537           79,698           4,063
    Cost of investments sold                      38,598           79,625            15,412           89,097           4,994
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (5,881)          (1,132)           (2,875)          (9,399)           (931)
Distributions from capital gains                      --               --                --            6,821              63
Net change in unrealized appreciation or
  depreciation of investments                    (68,456)         (17,279)              100       (1,034,848)        (17,472)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (74,337)         (18,411)           (2,775)      (1,037,426)        (18,340)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   (75,663)     $   (18,754)      $    (2,847)     $(1,054,427)   $    (18,566)
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                              RVS PTNRS           RVS               RVS              RVS             RVS
                                              VP SM CAP           VP                VP               VP              VP
YEAR ENDED DEC. 31, 2008  (CONTINUED)            VAL              BAL            CASH MGMT        DIV BOND       DIV EQ INC
 INVESTMENT INCOME
Dividend income                              $     1,344      $    52,020       $   187,082      $    74,322    $     16,516
Variable account expenses                         21,730          183,504            74,547          164,300         191,451
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (20,386)        (131,484)          112,535          (89,978)       (174,935)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          187,806        5,440,871         2,257,398        3,076,055       1,991,991
    Cost of investments sold                     209,348        6,150,469         2,257,882        3,221,327       2,138,284
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (21,542)        (709,598)             (484)        (145,272)       (146,293)
Distributions from capital gains                  49,978        1,552,963                --               --       1,978,576
Net change in unrealized appreciation or
  depreciation of investments                 (1,008,481)      (7,747,910)           (2,342)      (1,196,838)    (12,453,955)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (980,045)      (6,904,545)           (2,826)      (1,342,110)    (10,621,672)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(1,000,431)     $(7,036,029)      $   109,709      $(1,432,088)   $(10,796,607)
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS            RVS VP              SEL              RVS             RVS
                                              VP GLOBAL    GLOBAL INFLATION         VP              VP HI            VP
YEAR ENDED DEC. 31, 2008  (CONTINUED)           BOND           PROT SEC             GRO          YIELD BOND        INC OPP
 INVESTMENT INCOME
Dividend income                              $   367,502      $    52,178       $     9,063      $    12,510    $        826
Variable account expenses                         45,079           18,024            39,402           34,951          12,914
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  322,423           34,154           (30,339)         (22,441)        (12,088)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          764,381          737,568           446,349        1,810,111         281,015
    Cost of investments sold                     793,606          763,493           501,713        1,939,876         318,477
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (29,225)         (25,925)          (55,364)        (129,765)        (37,462)
Distributions from capital gains                   2,369               --                --               --              --
Net change in unrealized appreciation or
  depreciation of investments                   (424,306)         (90,322)       (2,486,337)        (815,542)       (342,604)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (451,162)        (116,247)       (2,541,701)        (945,307)       (380,066)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  (128,739)     $   (82,093)      $(2,572,040)     $  (967,748)   $   (392,154)
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    25

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                     RVS            SEL VP           RVS VP         RVS VP         RVS
                                                     VP             LG CAP           MID CAP       MID CAP          VP
YEAR ENDED DEC. 31, 2008  (CONTINUED)              DYN EQ             VAL              GRO           VAL         S&P 500
 INVESTMENT INCOME
Dividend income                                 $     67,132       $       9       $        82   $        --   $     4,651
Variable account expenses                            261,419             164             3,923         2,190        51,672
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (194,287)           (155)           (3,841)       (2,190)      (47,021)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,925,809           8,329           156,201        93,140     2,177,927
    Cost of investments sold                       7,312,572           9,702           174,049       121,038     2,201,384
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (386,763)         (1,373)          (17,848)      (27,898)      (23,457)
Distributions from capital gains                   3,278,950             291             3,047        45,754       256,307
Net change in unrealized appreciation or
  depreciation of investments                    (17,715,929)         (5,529)         (230,836)     (161,081)   (2,651,431)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (14,823,742)         (6,611)         (245,637)     (143,225)   (2,418,581)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(15,018,029)      $  (6,766)      $  (249,478)  $  (145,415)  $(2,465,602)
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   RVS VP           SEL VP            THDL           THDL         THIRD
                                                    SHORT           SM CAP             VP             VP           AVE
YEAR ENDED DEC. 31, 2008  (CONTINUED)             DURATION            VAL           EMER MKTS      INTL OPP        VAL
 INVESTMENT INCOME
Dividend income                                 $      5,221       $      --       $    27,231   $   288,845   $    43,429
Variable account expenses                             31,678           9,057            34,769       111,370        49,860
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (26,457)         (9,057)           (7,538)      177,475        (6,431)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              957,340         333,848           307,254     3,075,240     2,578,531
    Cost of investments sold                         966,936         458,004           316,061     2,318,893     2,678,193
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (9,596)       (124,156)           (8,807)      756,347       (99,662)
Distributions from capital gains                          --         127,257           682,623            --       865,055
Net change in unrealized appreciation or
  depreciation of investments                        (84,773)       (471,582)       (3,421,824)   (7,055,399)   (3,674,669)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (94,369)       (468,481)       (2,748,008)   (6,299,052)   (2,909,276)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $   (120,826)      $(477,538)      $(2,755,546)  $(6,121,577)  $(2,915,707)
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                  VANK LIT         VANK UIF         VANK UIF
                                                  COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER        WANGER
YEAR ENDED DEC. 31, 2008  (CONTINUED)               CL II            CL II            CL II          INTL          USA
 INVESTMENT INCOME
Dividend income                                 $     21,111       $  19,882       $     1,444   $    73,842   $        --
Variable account expenses                             14,192           5,946             1,553        70,400        65,786
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        6,919          13,936              (109)        3,442       (65,786)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               69,987          27,320            75,763       875,536     1,522,379
    Cost of investments sold                          83,499          34,106           108,475       844,335     1,526,970
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (13,512)         (6,786)          (32,712)       31,201        (4,591)
Distributions from capital gains                      51,848          46,392            55,063     1,116,919       923,474
Net change in unrealized appreciation or
  depreciation of investments                       (823,075)       (512,850)         (129,935)   (5,666,230)   (4,259,860)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (784,739)       (473,244)         (107,584)   (4,518,110)   (3,340,977)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $   (777,820)      $(459,308)      $  (107,693)  $(4,514,668)  $(3,406,763)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 26    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------
                                                               WF ADV       WF ADV     WF ADV      WF ADV
                                                                 VT           VT         VT          VT
YEAR ENDED DEC. 31, 2008  (CONTINUED)                       ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
 INVESTMENT INCOME
Dividend income                                              $   8,212     $  1,688   $  2,440    $      --
Variable account expenses                                        3,054          730      1,034        5,203
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  5,158          958      1,406       (5,203)
-----------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        154,501       24,816     46,102      159,659
    Cost of investments sold                                   173,657       33,665     61,664      211,628
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (19,156)      (8,849)   (15,562)     (51,969)
Distributions from capital gains                                29,649       17,610     28,799      162,532
Net change in unrealized appreciation or depreciation of
  investments                                                 (133,166)     (55,344)   (72,903)    (404,705)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (122,673)     (46,583)   (59,666)    (294,142)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 $(117,515)    $(45,625)  $(58,260)   $(299,345)
-----------------------------------------------------------------------------------------------------------




   (1) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    27

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------
                                                         AIM VI       AIM VI      AIM VI      AIM VI       AIM VI
                                                        CAP APPR,   CAP APPR,    CAP DEV,    CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2008                                  SER I       SER II      SER I       SER II       SER I
 OPERATIONS
Investment income (loss) -- net                        $   (6,534)  $  (4,092)  $  (5,732)  $  (1,740)  $   176,439
Net realized gain (loss) on sales of investments          (28,981)     (4,006)        759     (17,213)      300,893
Distributions from capital gains                               --          --      71,309      23,562            --
Net change in unrealized appreciation or depreciation
  of investments                                         (354,705)   (233,876)   (441,467)   (117,419)   (5,728,419)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (390,220)   (241,974)   (375,131)   (112,810)   (5,251,087)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 62,444     125,055      52,195      48,749     1,251,173
Net transfers(1)                                         (287,143)   (204,927)   (213,812)    (72,142)   (2,489,115)
Transfers for policy loans                                (14,785)        (91)     (5,758)     (3,777)      (87,263)
Policy charges                                            (27,904)    (20,012)    (21,672)     (6,407)     (747,639)
Contract terminations:
    Surrender benefits                                    (30,254)     (7,714)    (44,568)     (2,264)   (1,099,482)
    Death benefits                                             --          --          --          --        (2,248)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (297,642)   (107,689)   (233,615)    (35,841)   (3,174,574)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,091,901     651,824     965,506     266,827    19,400,196
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  404,039   $ 302,161   $ 356,760   $ 118,176   $10,974,535
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,254,184     440,534     639,054     149,222     9,893,756
Contract purchase payments                                 91,864     106,541      44,700      34,677       730,197
Net transfers(1)                                         (424,285)   (164,731)   (176,356)    (49,311)   (1,433,706)
Transfers for policy loans                                (21,306)       (102)     (4,650)     (2,314)      (47,404)
Policy charges                                            (41,148)    (17,469)    (18,932)     (4,716)     (441,126)
Contract terminations:
    Surrender benefits                                    (45,070)     (5,641)    (33,925)     (1,431)     (616,304)
    Death benefits                                             --          --          --          --        (1,183)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          814,239     359,132     449,891     126,127     8,084,230
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------
                                                          AIM VI      AIM VI      AIM VI      AIM VI      AB VPS
                                                           DYN,     FIN SERV,    INTL GRO,     TECH,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       SER I      SER I       SER II       SER I       CL B
 OPERATIONS
Investment income (loss) -- net                          $   (534)  $   5,194   $       77   $   (701)  $   11,153
Net realized gain (loss) on sales of investments           (1,149)     (2,875)      (4,094)    (3,966)     (90,071)
Distributions from capital gains                               --      17,066       29,791         --      231,263
Net change in unrealized appreciation or depreciation
  of investments                                          (35,260)   (107,214)    (633,311)   (40,310)    (796,757)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (36,943)    (87,829)    (607,537)   (44,977)    (644,412)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 11,337      15,175      298,649      7,740      261,252
Net transfers(1)                                          (22,599)    198,622    1,670,109     10,984     (189,219)
Transfers for policy loans                                     --        (606)      (6,045)      (827)     (26,065)
Policy charges                                             (2,270)     (4,411)     (43,264)    (2,469)     (53,598)
Contract terminations:
    Surrender benefits                                        (65)     (1,201)     (20,409)    (1,613)     (38,424)
    Death benefits                                             --      (1,961)          --         --           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (13,597)    205,618    1,899,040     13,815      (46,054)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            94,584      30,976      321,198     85,722    1,641,834
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 44,044   $ 148,765   $1,612,701   $ 54,560   $  951,368
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     52,311      27,670      309,551     59,398    1,066,150
Contract purchase payments                                  7,990      24,432      382,349      6,886      210,424
Net transfers(1)                                          (11,230)    291,716    2,040,120      6,899     (127,936)
Transfers for policy loans                                     --      (1,195)      (6,590)      (871)     (19,242)
Policy charges                                             (1,660)     (7,056)     (57,951)    (2,271)     (45,976)
Contract terminations:
    Surrender benefits                                        (73)     (1,520)     (29,795)    (1,301)     (32,327)
    Death benefits                                             --      (3,418)          --         --           --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           47,338     330,629    2,637,684     68,740    1,051,093
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AB VPS        AB VPS        AC VP        AC VP        AC VP
                                                      INTL VAL,    LG CAP GRO,      INTL,        INTL,         VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL B          CL B          CL I        CL II         CL I
 OPERATIONS
Investment income (loss) -- net                      $    (2,521)    $   (484)   $       476   $  (1,213)  $    93,362
Net realized gain (loss) on sales of investments         (15,835)      (2,893)       176,231     (10,494)     (519,331)
Distributions from capital gains                         222,917           --        214,933      45,521       752,151
Net change in unrealized appreciation or
  depreciation of investments                         (2,937,994)     (22,099)    (1,407,253)   (300,824)   (1,975,159)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (2,733,433)     (25,476)    (1,015,613)   (267,010)   (1,648,977)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,065,518       19,084        115,219     131,573       455,544
Net transfers(1)                                       1,794,669       46,180       (823,529)    (57,239)   (2,120,160)
Transfers for policy loans                               (30,696)         232         (6,213)     (2,940)      (49,334)
Policy charges                                          (174,213)      (2,756)       (53,515)    (24,537)     (194,946)
Contract terminations:
    Surrender benefits                                   (93,564)        (357)      (129,875)    (12,988)     (370,573)
    Death benefits                                            --           --         (6,390)         --           (39)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         2,561,714       62,383       (904,303)     33,869    (2,279,508)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,576,014       26,914      2,929,802     562,743     7,680,620
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,404,295     $ 63,821    $ 1,009,886   $ 329,602   $ 3,752,135
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,530,848       25,290      2,303,521     268,352     4,434,314
Contract purchase payments                               637,795       21,872        115,806      79,596       301,437
Net transfers(1)                                       1,158,170       56,749       (781,303)    (35,875)   (1,348,805)
Transfers for policy loans                               (15,311)         364         (6,332)     (1,415)      (35,355)
Policy charges                                          (106,764)      (3,319)       (54,086)    (15,146)     (130,231)
Contract terminations:
    Surrender benefits                                   (57,077)        (401)      (119,723)     (7,693)     (236,096)
    Death benefits                                            --           --         (5,750)         --           (31)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,147,661      100,555      1,452,133     287,819     2,985,233
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 30    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------
                                                         AC VP      CALVERT      COL HI        CS          CS
                                                         VAL,      VS SOCIAL   YIELD, VS   COMMODITY    U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL II        BAL         CL B       RETURN     FLEX III
 OPERATIONS
Investment income (loss) -- net                       $   17,301   $   8,328    $ 15,799   $   2,431   $  (2,094)
Net realized gain (loss) on sales of investments        (115,238)    (14,718)     (4,906)    (32,880)      8,429
Distributions from capital gains                         156,206       7,470          --      33,405          --
Net change in unrealized appreciation or
  depreciation of investments                           (405,869)   (198,003)    (59,903)   (278,942)   (110,691)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (347,600)   (196,923)    (49,010)   (275,986)   (104,356)
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               294,274      63,955      34,512      45,532      21,712
Net transfers(1)                                        (342,620)    (75,824)     91,863     635,998      (5,600)
Transfers for policy loans                                (4,786)     (6,808)       (734)     (3,888)     (8,527)
Policy charges                                           (58,414)    (25,162)     (8,094)    (20,883)    (10,717)
Contract terminations:
    Surrender benefits                                   (48,110)    (18,718)     (3,979)    (10,276)    (10,766)
    Death benefits                                            --          --          --          --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (159,656)    (62,557)    113,568     646,483     (13,898)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,402,048     659,683     111,742      17,582     291,640
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  894,792   $ 400,203    $176,300   $ 388,079   $ 173,386
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   950,677     605,858     103,515      15,654     276,827
Contract purchase payments                               230,450      67,143      34,643      45,059      25,608
Net transfers(1)                                        (257,945)    (81,943)     94,206     498,766       2,143
Transfers for policy loans                                (3,635)     (5,235)       (720)     (2,980)    (11,650)
Policy charges                                           (45,685)    (26,790)     (8,299)    (20,226)    (12,601)
Contract terminations:
    Surrender benefits                                   (37,460)    (18,999)     (4,323)    (10,154)    (11,128)
    Death benefits                                            --          --          --          --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         836,402     540,034     219,022     526,119     269,199
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    31

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                        CS         EV VT         EG VA        FID VIP       FID VIP
                                                     U.S. EQ     FLOATING-    FUNDAMENTAL   CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  FLEX I     RATE INC    LG CAP, CL 2    SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  (2,669)  $   42,312     $  1,401     $    13,582   $     8,489
Net realized gain (loss) on sales of investments          644      (18,809)     (13,549)       (122,775)      (64,231)
Distributions from capital gains                           --           --           --          57,156       783,820
Net change in unrealized appreciation or
  depreciation of investments                        (126,462)    (362,067)     (87,603)     (1,999,684)   (4,109,903)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (128,487)    (338,564)     (99,751)     (2,051,721)   (3,381,825)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             35,874      208,559       63,283         931,517       639,133
Net transfers(1)                                      (57,954)   1,010,571       59,027       4,232,686    (1,398,257)
Transfers for policy loans                                (26)      (4,857)      (1,404)         15,934       (20,619)
Policy charges                                        (11,435)     (37,218)     (12,416)       (148,505)     (247,833)
Contract terminations:
    Surrender benefits                                (28,076)     (22,290)     (22,539)        (64,724)     (547,816)
    Death benefits                                         --           --           --              --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (61,617)   1,154,765       85,951       4,966,908    (1,575,392)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       421,907      235,775      240,793       1,208,564     9,141,760
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 231,803   $1,051,976     $226,993     $ 4,123,751   $ 4,184,543
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                640,728      240,217      155,472       1,117,417     7,297,140
Contract purchase payments                             63,727      232,747       49,168       1,107,462       635,120
Net transfers(1)                                      (95,112)   1,085,153       44,649       4,735,025    (1,352,751)
Transfers for policy loans                                (14)      (5,194)      (1,062)         26,018       (26,221)
Policy charges                                        (20,754)     (42,500)      (9,733)       (185,743)     (249,427)
Contract terminations:
    Surrender benefits                                (45,454)     (26,179)     (17,767)        (88,625)     (515,052)
    Death benefits                                         --           --           --              --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      543,121    1,484,244      220,727       6,711,554     5,788,809
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 32    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       FID VIP      FID VIP       FID VIP       FID VIP       FID VIP
                                                     GRO & INC,     MID CAP,      MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SERV CL 2     SERV CL      SERV CL 2      SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $      978   $   (61,520)  $   (25,785)  $    41,565   $   12,958
Net realized gain (loss) on sales of investments        (41,166)       75,002       (68,020)       (5,347)     (18,604)
Distributions from capital gains                        179,464     1,965,591       635,953       408,269      109,685
Net change in unrealized appreciation or
  depreciation of investments                          (929,636)   (7,283,132)   (2,443,058)   (2,099,950)    (572,698)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (790,360)   (5,304,059)   (1,900,910)   (1,655,463)    (468,659)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              339,224       896,998     1,028,362       273,938      198,422
Net transfers(1)                                       (387,710)   (1,771,769)     (231,997)     (795,403)    (265,151)
Transfers for policy loans                              (12,606)      (66,235)      (55,878)      (54,055)      (3,852)
Policy charges                                          (64,488)     (407,570)     (174,043)      (95,060)     (32,736)
Contract terminations:
    Surrender benefits                                  (44,946)     (713,834)     (109,919)     (191,732)     (18,688)
    Death benefits                                           --        (3,094)           --            --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (170,526)   (2,065,504)      456,525      (862,312)    (122,005)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,013,186    14,834,006     4,547,703     4,355,073    1,175,382
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,052,300   $ 7,464,443   $ 3,103,318   $ 1,837,298   $  584,718
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,363,041     6,598,420     2,089,066     2,869,475      542,474
Contract purchase payments                              282,128       487,705       577,098       233,368      115,924
Net transfers(1)                                       (306,512)     (906,486)      (95,228)     (648,778)    (139,852)
Transfers for policy loans                              (10,338)      (37,023)      (28,469)      (42,091)      (1,843)
Policy charges                                          (54,603)     (225,845)      (99,598)      (81,271)     (19,441)
Contract terminations:
    Surrender benefits                                  (36,410)     (376,551)      (61,015)     (154,562)     (11,359)
    Death benefits                                           --        (1,573)           --            --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,237,306     5,538,647     2,381,854     2,176,141      485,903
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    33

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP      GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,      FOR SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL 2             CL 2            CL 2           CL 2          INST
 OPERATIONS
Investment income (loss) -- net                $     4,135      $     4,966     $   27,562    $    35,912    $    10,281
Net realized gain (loss) on sales of
  investments                                     (419,257)          (7,866)       (32,540)       282,341       (333,741)
Distributions from capital gains                   960,489          186,877         55,293        241,906         15,699
Net change in unrealized appreciation or
  depreciation of investments                   (2,285,814)      (1,033,565)      (633,728)    (1,860,035)    (3,292,284)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (1,740,447)        (849,588)      (583,413)    (1,299,876)    (3,600,045)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         557,125          346,554        316,472        190,436      1,202,182
Net transfers(1)                                (1,118,218)      (1,054,154)      (107,477)    (1,602,570)    (1,732,979)
Transfers for policy loans                         (13,382)         (29,198)       (19,018)       (10,767)       (70,768)
Policy charges                                    (146,153)         (98,391)       (54,612)       (72,578)      (309,379)
Contract terminations:
    Surrender benefits                            (158,345)        (161,595)       (11,358)      (161,330)      (502,706)
    Death benefits                                      --               --             --             --         (2,848)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (878,973)        (996,784)       124,007     (1,656,809)    (1,416,498)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  4,756,120        3,448,580      1,478,815      4,440,211     10,889,350
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 2,136,700      $ 1,602,208     $1,019,409    $ 1,483,526    $ 5,872,807
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,195,214        1,621,694        900,701      2,778,236      4,623,406
Contract purchase payments                         322,661          188,162        232,093        147,149        605,089
Net transfers(1)                                  (611,581)        (526,489)       (71,870)    (1,174,260)      (794,045)
Transfers for policy loans                          (7,744)         (14,085)       (13,753)        (6,643)       (32,447)
Policy charges                                     (84,444)         (53,305)       (41,016)       (57,195)      (157,364)
Contract terminations:
    Surrender benefits                             (86,725)         (80,975)        (9,964)      (116,439)      (246,259)
    Death benefits                                      --               --             --             --         (1,363)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,727,381        1,135,002        996,191      1,570,848      3,997,017
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 34    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                               SM CAP EQ,        U.S. EQ,      GLOBAL TECH,    OVERSEAS,       JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              INST             INST            SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                 $  (1,488)      $    15,211     $   (6,674)   $    12,368   $    (4,737)
Net realized gain (loss) on sales of
  investments                                     (73,558)         (140,399)        (5,171)       233,067       (14,207)
Distributions from capital gains                      889            23,378             --        996,674            --
Net change in unrealized appreciation or
  depreciation of investments                    (139,684)       (1,171,431)      (439,825)    (5,335,697)   (1,505,030)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (213,841)       (1,273,241)      (451,670)    (4,093,588)   (1,523,974)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         57,640           407,417        118,970        624,156       719,687
Net transfers(1)                                 (157,902)       (1,282,805)       (79,537)      (760,593)    3,682,196
Transfers for policy loans                        (12,678)           (2,748)       (22,195)        (9,492)      (11,054)
Policy charges                                    (17,575)         (116,064)       (49,126)      (200,210)     (107,085)
Contract terminations:
    Surrender benefits                            (16,838)         (129,076)       (22,886)      (420,423)      (50,098)
    Death benefits                                     --                --         (2,301)            --        (2,286)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (147,353)       (1,123,276)       (57,075)      (766,562)    4,231,360
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   748,328         4,283,938      1,044,617      8,404,440       799,262
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 387,134       $ 1,887,421     $  535,872    $ 3,544,290   $ 3,506,648
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            536,547         3,963,698      1,645,732      4,242,164       769,172
Contract purchase payments                         49,337           455,848        238,445        412,785       889,429
Net transfers(1)                                 (120,653)       (1,347,170)      (168,329)      (482,327)    4,226,248
Transfers for policy loans                        (11,106)           (2,725)       (44,044)        (3,080)      (11,997)
Policy charges                                    (15,218)         (131,539)      (101,565)      (136,164)     (138,003)
Contract terminations:
    Surrender benefits                            (14,403)         (140,953)       (43,775)      (254,380)      (69,466)
    Death benefits                                     --                --         (5,944)            --        (3,516)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  424,504         2,797,159      1,520,520      3,778,998     5,661,867
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    35

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                   JANUS ASPEN        LAZARD         MFS INV        MFS          MFS
                                                   ENTERPRISE,   RETIRE INTL EQ,   GRO STOCK,    NEW DIS,    UTILITIES,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SERV            SERV          SERV CL      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  (4,988)      $    3,625     $  (10,050)  $   (9,226)   $   2,989
Net realized gain (loss) on sales of investments       28,014          (48,854)         4,320      (35,090)     (24,394)
Distributions from capital gains                       34,749            6,085         82,244      218,609      129,525
Net change in unrealized appreciation or
  depreciation of investments                        (375,661)        (845,020)      (801,851)    (646,271)    (516,855)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (317,886)        (884,164)      (725,337)    (471,978)    (408,735)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             52,305          210,007        188,303      128,026      147,718
Net transfers(1)                                       13,406         (831,573)      (309,894)    (252,668)     218,600
Transfers for policy loans                             (5,369)         (13,743)        (9,900)      (6,690)      (6,421)
Policy charges                                        (21,463)         (67,377)       (63,336)     (46,838)     (44,010)
Contract terminations:
    Surrender benefits                                (35,245)        (182,459)       (76,747)     (65,324)     (24,328)
    Death benefits                                     (2,099)              --         (2,380)          --       (2,063)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,535         (885,145)      (273,954)    (243,494)     289,496
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       707,171        3,003,816      2,132,020    1,383,731      796,302
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 390,820       $1,234,507     $1,132,729   $  668,259    $ 677,063
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                810,504        2,139,151      2,642,496    1,357,512      285,690
Contract purchase payments                             76,049          187,248        283,610      158,009       65,889
Net transfers(1)                                        4,215         (697,267)      (443,367)    (283,569)      75,673
Transfers for policy loans                             (6,295)         (13,169)       (17,092)      (7,021)      (2,453)
Policy charges                                        (30,676)         (60,704)       (96,420)     (57,123)     (19,678)
Contract terminations:
    Surrender benefits                                (44,764)        (146,754)      (116,767)     (74,006)      (9,636)
    Death benefits                                     (3,970)              --         (4,488)          --       (1,256)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      805,063        1,408,505      2,247,972    1,093,802      394,229
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 36    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------
                                              OPPEN GLOBAL     OPPEN MAIN    OPPEN STRATEGIC    PIMCO VIT   PIONEER EQ
                                                 SEC VA,     ST SM CAP VA,       BOND VA,      ALL ASSET,    INC VCT,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV            SERV             SERV        ADVISOR CL      CL II
 OPERATIONS
Investment income (loss) -- net                 $    281        $   (782)      $    93,062     $  196,359    $  10,784
Net realized gain (loss) on sales of
  investments                                     (2,526)         (8,965)          (72,697)       (60,613)     (10,512)
Distributions from capital gains                   8,856           6,836            31,714         12,756       37,551
Net change in unrealized appreciation or
  depreciation of investments                    (90,014)        (56,312)       (1,049,996)      (855,208)    (258,106)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (83,403)        (59,223)         (997,917)      (706,706)    (220,283)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        26,795          41,627           849,333        658,812      111,436
Net transfers(1)                                 105,027          25,150         4,595,933      3,419,040      (60,018)
Transfers for policy loans                        (1,945)          3,278           (21,899)       (15,519)     (17,188)
Policy charges                                    (4,933)         (6,458)         (194,698)      (113,853)     (33,460)
Contract terminations:
    Surrender benefits                            (1,297)            (70)         (101,029)       (70,237)     (25,222)
    Death benefits                                    --              --                --         (2,789)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   123,647          63,527         5,127,640      3,875,454      (24,452)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  113,121         131,237         1,325,308        680,758      747,186
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $153,365        $135,541       $ 5,455,031     $3,849,506    $ 502,451
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           100,931         134,189         1,170,695        646,966      464,344
Contract purchase payments                        31,370          52,370           782,221        671,837       78,685
Net transfers(1)                                 108,151          44,131         4,032,059      3,286,592      (38,505)
Transfers for policy loans                        (1,872)          3,256           (19,878)       (15,163)     (10,886)
Policy charges                                    (5,661)         (8,311)         (182,653)      (118,888)     (24,304)
Contract terminations:
    Surrender benefits                            (1,512)            (80)          (96,625)       (77,930)     (16,123)
    Death benefits                                    --              --                --         (3,236)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 231,407         225,555         5,685,819      4,390,178      453,211
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    37

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        PIONEER         PUT VT       PUT VT       PUT VT      PUT VT
                                                     INTL VAL VCT,   GLOBAL HLTH    HI YIELD,    INTL EQ,    INTL NEW
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL II       CARE, CL IB      CL IB       CL IB     OPP, CL IB
 OPERATIONS
Investment income (loss) -- net                        $     800       $ (1,048)   $   86,549   $   2,269   $    5,870
Net realized gain (loss) on sales of investments          (1,324)        (1,306)      (59,486)    (21,807)      71,989
Distributions from capital gains                           7,495            974            --      29,401           --
Net change in unrealized appreciation or
  depreciation of investments                           (125,427)       (20,674)     (285,382)   (103,630)    (500,529)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (118,456)       (22,054)     (258,319)    (93,767)    (422,670)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 9,581         29,037        65,042      28,605       55,163
Net transfers(1)                                          (3,582)        85,771      (285,779)    (67,496)    (229,235)
Transfers for policy loans                                (3,287)          (910)          176        (647)      (8,962)
Policy charges                                            (3,650)        (7,020)      (30,241)     (5,784)     (27,004)
Contract terminations:
    Surrender benefits                                    (1,248)        (3,816)      (31,763)       (685)     (23,147)
    Death benefits                                            --             --            --          --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (2,186)       103,062      (282,565)    (46,007)    (233,185)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          261,430         87,871     1,185,825     236,902    1,150,450
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 140,788       $168,879    $  644,941   $  97,128   $  494,595
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   231,354         67,920       764,394     117,229      840,943
Contract purchase payments                                10,441         24,838        45,459      17,704       52,004
Net transfers(1)                                          (4,011)        75,924      (199,201)    (43,569)    (201,739)
Transfers for policy loans                                (3,066)          (827)          540        (560)      (9,147)
Policy charges                                            (4,375)        (5,997)      (21,445)     (3,693)     (25,646)
Contract terminations:
    Surrender benefits                                    (1,163)        (3,018)      (22,340)       (580)     (22,197)
    Death benefits                                            --             --            --          --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         229,180        158,840       567,407      86,531      634,218
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 38    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      PUT VT       PUT VT       ROYCE          DISC           DISC
                                                     NEW OPP,      VISTA,     MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)                CL IA        CL IB      INVEST CL       AGGR(2)      CONSERV(2)
 OPERATIONS
Investment income (loss) -- net                    $   (55,056)  $  (3,242)  $    68,363     $   (707)       $   (61)
Net realized gain (loss) on sales of investments      (604,637)      4,465        71,039         (329)           (79)
Distributions from capital gains                            --          --       472,165           --             --
Net change in unrealized appreciation or
  depreciation of investments                       (3,700,533)   (205,683)   (3,079,200)     (41,829)        (1,941)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (4,360,226)   (204,460)   (2,467,633)     (42,865)        (2,081)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             957,252      42,438       408,774       41,343             75
Net transfers(1)                                    (1,532,701)    (54,784)   (1,518,036)     153,424         14,219
Transfers for policy loans                             (41,942)       (563)      (17,161)          --             --
Policy charges                                        (483,561)    (15,729)     (196,313)      (1,518)          (656)
Contract terminations:
    Surrender benefits                                (682,970)    (17,622)     (396,569)         (65)           (75)
    Death benefits                                        (167)         --        (3,937)          --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,784,089)    (46,260)   (1,723,242)     193,184         13,563
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,419,888     475,752     7,002,347           --             --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 6,275,573   $ 225,032   $ 2,811,472     $150,319        $11,482
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               8,021,951     618,168     2,726,091           --             --
Contract purchase payments                             759,952      70,088       195,263       42,030             --
Net transfers(1)                                    (1,177,715)    (88,598)     (685,708)     172,061         14,400
Transfers for policy loans                             (31,489)       (635)       (7,967)          --             --
Policy charges                                        (387,915)    (26,557)      (94,932)      (1,924)          (730)
Contract terminations:
    Surrender benefits                                (521,335)    (30,671)     (184,049)          --             --
    Death benefits                                        (125)         --        (1,714)          --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,663,324     541,795     1,946,984      212,167         13,670
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                  DISC           DISC            DISC           RVS PTNRS     RVS PTNRS
                                              ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,    VP FUNDAMENTAL   VP SELECT
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           MOD(2)       MOD AGGR(2)   MOD CONSERV(2)         VAL           VAL
 OPERATIONS
Investment income (loss) -- net                 $ (1,326)      $   (343)        $   (72)       $   (17,001)    $   (226)
Net realized gain (loss) on sales of
  investments                                     (5,881)        (1,132)         (2,875)            (9,399)        (931)
Distributions from capital gains                      --             --              --              6,821           63
Net change in unrealized appreciation or
  depreciation of investments                    (68,456)       (17,279)            100         (1,034,848)     (17,472)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (75,663)       (18,754)         (2,847)        (1,054,427)     (18,566)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,870         13,503              75            504,167        9,069
Net transfers(1)                                 378,299         82,767          28,504          2,553,554       75,457
Transfers for policy loans                            --             --              --             (8,202)      (1,293)
Policy charges                                    (6,602)        (2,020)           (735)           (73,545)      (1,692)
Contract terminations:
    Surrender benefits                               (75)           (75)            (68)           (36,430)          --
    Death benefits                                    --             --              --                 --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   375,492         94,175          27,776          2,939,544       81,541
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --             --              --            550,241        8,225
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $299,829       $ 75,421         $24,929        $ 2,435,358     $ 71,200
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --             --              --            567,153        7,427
Contract purchase payments                         4,378         17,169              --            649,486       12,439
Net transfers(1)                                 398,821         87,923          32,249          3,067,677       86,602
Transfers for policy loans                            --             --              --             (9,632)      (1,780)
Policy charges                                    (8,001)        (2,439)           (865)           (98,818)      (2,227)
Contract terminations:
    Surrender benefits                                --             --              --            (52,831)          --
    Death benefits                                    --             --              --                 --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 395,198        102,653          31,384          4,123,035      102,461
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 40    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                    RVS PTNRS        RVS           RVS          RVS            RVS
                                                    VP SM CAP         VP           VP            VP            VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   VAL           BAL        CASH MGMT     DIV BOND     DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                    $   (20,386)  $  (131,484)  $  112,535   $   (89,978)  $   (174,935)
Net realized gain (loss) on sales of investments       (21,542)     (709,598)        (484)     (145,272)      (146,293)
Distributions from capital gains                        49,978     1,552,963           --            --      1,978,576
Net change in unrealized appreciation or
  depreciation of investments                       (1,008,481)   (7,747,910)      (2,342)   (1,196,838)   (12,453,955)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (1,000,431)   (7,036,029)     109,709    (1,432,088)   (10,796,607)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             619,158     1,914,583    1,555,302     2,468,001      3,006,890
Net transfers(1)                                     2,192,592    (3,854,299)     802,784     2,881,110        388,451
Transfers for policy loans                             (17,435)      (67,914)    (108,584)      (86,713)       (87,846)
Policy charges                                         (96,846)   (1,551,471)    (739,897)     (955,454)      (854,961)
Contract terminations:
    Surrender benefits                                 (40,920)   (1,484,584)    (533,080)     (724,143)      (825,217)
    Death benefits                                          --       (11,852)          --          (329)       (23,077)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,656,549    (5,055,537)     976,525     3,582,472      1,604,240
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,190,623    26,559,045    7,937,724    15,679,403     25,470,873
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 2,846,741   $14,467,479   $9,023,958   $17,829,787   $ 16,278,506
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 722,860    24,520,052    7,117,109    11,883,150     13,178,887
Contract purchase payments                             441,189     2,049,020    1,390,196     1,929,312      1,962,041
Net transfers(1)                                     1,500,287    (4,028,041)     703,181     2,126,629        288,285
Transfers for policy loans                             (12,350)      (63,637)     (96,089)      (67,805)       (60,213)
Policy charges                                         (70,946)   (1,681,150)    (657,688)     (750,537)      (564,787)
Contract terminations:
    Surrender benefits                                 (32,234)   (1,549,893)    (473,556)     (566,384)      (514,384)
    Death benefits                                          --       (16,048)          --          (256)       (14,045)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,548,806    19,230,303    7,983,153    14,554,109     14,275,784
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                      RVS           RVS VP            SEL           RVS           RVS
                                                   VP GLOBAL   GLOBAL INFLATION        VP          VP HI          VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 BOND          PROT SEC           GRO        YIELD BOND     INC OPP
 OPERATIONS
Investment income (loss) -- net                   $  322,423      $   34,154      $   (30,339)  $   (22,441)  $  (12,088)
Net realized gain (loss) on sales of investments     (29,225)        (25,925)         (55,364)     (129,765)     (37,462)
Distributions from capital gains                       2,369              --               --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       (424,306)        (90,322)      (2,486,337)     (815,542)    (342,604)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (128,739)        (82,093)      (2,572,040)     (967,748)    (392,154)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           741,357         462,203          904,612       486,352      376,616
Net transfers(1)                                   1,575,041       1,992,701        1,760,505    (1,702,844)   1,559,337
Transfers for policy loans                            (9,730)        (11,781)         (12,259)      (26,232)      (8,165)
Policy charges                                      (201,719)        (86,111)        (188,904)     (160,233)     (61,917)
Contract terminations:
    Surrender benefits                              (235,782)        (45,336)        (165,174)     (201,433)     (41,652)
    Death benefits                                        --              --              (69)       (1,396)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     1,869,167       2,311,676        2,298,711    (1,605,786)   1,824,219
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    3,655,324         467,360        4,190,508     5,108,042      404,885
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $5,395,752      $2,696,943      $ 3,917,179   $ 2,534,508   $1,836,950
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,335,046         424,074        5,979,585     3,543,623      379,185
Contract purchase payments                           476,162         415,620        1,685,568       365,942      380,689
Net transfers(1)                                     969,882       1,755,728        3,153,170    (1,244,780)   1,493,612
Transfers for policy loans                            (6,047)        (10,436)         (25,678)      (22,325)      (7,965)
Policy charges                                      (130,545)        (78,646)        (357,822)     (121,386)     (63,809)
Contract terminations:
    Surrender benefits                              (151,366)        (40,378)        (299,813)     (149,004)     (43,629)
    Death benefits                                        --              --             (162)         (963)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,493,132       2,465,962       10,134,848     2,371,107    2,138,083
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 42    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------
                                                             RVS        SEL VP     RVS VP      RVS VP        RVS
                                                             VP         LG CAP    MID CAP     MID CAP         VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       DYN EQ        VAL        GRO         VAL        S&P 500
 OPERATIONS
Investment income (loss) -- net                         $   (194,287)  $  (155)  $  (3,841)  $  (2,190)  $   (47,021)
Net realized gain (loss) on sales of investments            (386,763)   (1,373)    (17,848)    (27,898)      (23,457)
Distributions from capital gains                           3,278,950       291       3,047      45,754       256,307
Net change in unrealized appreciation or depreciation
  of investments                                         (17,715,929)   (5,529)   (230,836)   (161,081)   (2,651,431)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (15,018,029)   (6,766)   (249,478)   (145,415)   (2,465,602)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 3,089,013     9,546      76,575      55,320       708,364
Net transfers(1)                                          (5,281,738)   30,281     (26,268)     80,947    (1,635,520)
Transfers for policy loans                                  (171,256)       --        (606)       (262)      (31,955)
Policy charges                                            (2,014,856)   (2,445)    (20,502)    (11,037)     (229,208)
Contract terminations:
    Surrender benefits                                    (1,857,393)   (1,009)    (35,966)     (8,438)     (542,947)
    Death benefits                                            (3,778)       --          --          --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (6,240,008)   36,373      (6,767)    116,530    (1,731,266)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           39,816,416    14,329     563,136     226,240     7,783,167
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 18,558,379   $43,936   $ 306,891   $ 197,355   $ 3,586,299
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    44,581,198    13,184     386,070     200,692     7,112,384
Contract purchase payments                                 4,351,178    11,152      67,514      64,534       793,430
Net transfers(1)                                          (7,097,377)   47,049     (20,797)     80,345    (1,780,280)
Transfers for policy loans                                  (203,738)       --        (694)         46       (32,862)
Policy charges                                            (2,867,016)   (2,916)    (18,392)    (12,654)     (257,500)
Contract terminations:
    Surrender benefits                                    (2,507,272)   (1,094)    (28,778)    (11,148)     (578,013)
    Death benefits                                            (4,681)       --          --          --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          36,252,292    67,375     384,923     321,815     5,257,159
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       RVS VP       SEL VP         THDL          THDL         THIRD
                                                        SHORT       SM CAP          VP            VP           AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  DURATION        VAL       EMER MKTS      INTL OPP        VAL
 OPERATIONS
Investment income (loss) -- net                      $  (26,457)  $   (9,057)  $    (7,538)  $   177,475   $    (6,431)
Net realized gain (loss) on sales of investments         (9,596)    (124,156)       (8,807)      756,347       (99,662)
Distributions from capital gains                             --      127,257       682,623            --       865,055
Net change in unrealized appreciation or
  depreciation of investments                           (84,773)    (471,582)   (3,421,824)   (7,055,399)   (3,674,669)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (120,826)    (477,538)   (2,755,546)   (6,121,577)   (2,915,707)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              352,228      162,235       602,511       904,845       484,140
Net transfers(1)                                       (478,546)    (303,849)    1,526,667    (2,125,010)   (2,323,223)
Transfers for policy loans                                2,453       (4,982)      (15,805)      (33,355)      (37,321)
Policy charges                                         (202,480)     (39,371)     (145,576)     (592,233)     (180,972)
Contract terminations:
    Surrender benefits                                 (199,437)     (31,370)      (77,605)     (895,777)     (380,711)
    Death benefits                                       (4,760)          --        (1,672)       (2,767)       (5,791)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (530,542)    (217,337)    1,888,520    (2,744,297)   (2,443,878)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,819,427    1,382,428     4,097,724    16,845,564     8,485,956
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,168,059   $  687,553   $ 3,230,698   $ 7,979,690   $ 3,126,371
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,152,171      987,559     1,167,478    16,842,337     3,760,308
Contract purchase payments                              293,461      141,333       246,087     1,146,046       271,243
Net transfers(1)                                       (399,063)    (252,987)      689,432    (2,607,640)   (1,221,111)
Transfers for policy loans                                2,016       (4,735)       (6,177)      (35,256)      (18,243)
Policy charges                                         (169,503)     (35,218)      (59,997)     (753,111)     (101,998)
Contract terminations:
    Surrender benefits                                 (165,467)     (28,812)      (29,673)   (1,073,911)     (206,080)
    Death benefits                                       (3,892)          --        (1,035)       (3,053)       (2,896)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,709,723      807,140     2,006,115    13,515,412     2,481,223
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 44    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                  VANK LIT        VANK UIF         VANK UIF
                                                  COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,      WANGER        WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II           CL II            CL II          INTL          USA
 OPERATIONS
Investment income (loss) -- net                  $    6,919      $   13,936        $    (109)   $     3,442   $   (65,786)
Net realized gain (loss) on sales of
  investments                                       (13,512)         (6,786)         (32,712)        31,201        (4,591)
Distributions from capital gains                     51,848          46,392           55,063      1,116,919       923,474
Net change in unrealized appreciation or
  depreciation of investments                      (823,075)       (512,850)        (129,935)    (5,666,230)   (4,259,860)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (777,820)       (459,308)        (107,693)    (4,514,668)   (3,406,763)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          409,632         180,348           73,392      1,150,805     1,067,461
Net transfers(1)                                  1,995,532       1,118,762           91,694        203,975    (1,240,152)
Transfers for policy loans                           (7,928)           (373)            (282)       (47,595)      (54,495)
Policy charges                                      (60,328)        (28,164)          (9,729)      (299,629)     (328,039)
Contract terminations:
    Surrender benefits                              (37,596)        (12,917)            (156)      (242,027)     (299,582)
    Death benefits                                       --              --               --         (1,946)       (3,254)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    2,299,312       1,257,656          154,919        763,583      (858,061)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     458,528         136,138           87,414      9,540,148     9,284,245
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,980,020      $  934,486        $ 134,640    $ 5,789,063   $ 5,019,421
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              501,882         156,677           80,483      4,437,788     4,762,574
Contract purchase payments                          556,341         284,598           83,121        706,097       671,624
Net transfers(1)                                  2,499,965       1,577,205           84,794        209,946      (702,797)
Transfers for policy loans                          (10,075)           (535)            (669)       (25,587)      (32,650)
Policy charges                                      (85,196)        (45,672)         (12,070)      (185,938)     (207,806)
Contract terminations:
    Surrender benefits                              (56,633)        (22,647)            (264)      (145,410)     (181,520)
    Death benefits                                       --              --               --         (1,676)       (1,730)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,406,284       1,949,626          235,395      4,995,220     4,307,695
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    45

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------
                                                               WF ADV       WF ADV     WF ADV      WF ADV
                                                                 VT           VT         VT          VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                        ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                              $   5,158     $    958   $  1,406    $  (5,203)
Net realized gain (loss) on sales of investments               (19,156)      (8,849)   (15,562)     (51,969)
Distributions from capital gains                                29,649       17,610     28,799      162,532
Net change in unrealized appreciation or depreciation of
  investments                                                 (133,166)     (55,344)   (72,903)    (404,705)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  (117,515)     (45,625)   (58,260)    (299,345)
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                      69,355       25,562     28,906      135,318
Net transfers(1)                                               (44,580)     (22,128)    (3,649)     (93,262)
Transfers for policy loans                                         (83)         (34)      (361)      (2,597)
Policy charges                                                 (23,419)      (4,809)    (6,163)     (20,977)
Contract terminations:
    Surrender benefits                                         (18,029)        (690)    (5,592)      (5,433)
    Death benefits                                                  --           --         --           --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (16,756)      (2,099)    13,141       13,049
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                390,820      101,278    129,086      698,517
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 256,549     $ 53,554   $ 83,967    $ 412,221
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         264,460       54,070     77,627      364,805
Contract purchase payments                                      55,547       16,679     21,453       86,352
Net transfers(1)                                               (41,004)     (15,973)    (5,371)     (60,138)
Transfers for policy loans                                         (64)         (11)      (207)      (1,548)
Policy charges                                                 (18,770)      (3,369)    (4,547)     (14,098)
Contract terminations:
    Surrender benefits                                         (13,050)        (417)    (3,901)      (4,526)
    Death benefits                                                  --           --         --           --
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               247,119       50,979     85,054      370,847
-----------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



 46    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------
                                                         AIM VI       AIM VI     AIM VI     AIM VI       AIM VI
                                                        CAP APPR,   CAP APPR,   CAP DEV,   CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2007                                  SER I       SER II      SER I     SER II       SER I
 OPERATIONS
Investment income (loss) -- net                        $   (8,610)   $ (5,666)  $ (8,466)  $ (2,301)  $    37,079
Net realized gain (loss) on sales of investments           41,778      27,457     37,121      4,294       443,529
Distributions from capital gains                               --          --     77,731     21,588            --
Net change in unrealized appreciation or depreciation
  of investments                                           58,592      44,064    (25,939)    (6,032)      913,083
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               91,760      65,855     80,447     17,549     1,393,691
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 86,533     199,997     76,103     57,897     1,524,511
Net transfers(1)                                          208,347     (60,457)    85,960     14,691    (1,086,153)
Transfers for policy loans                                (73,315)    (11,531)    (1,576)    (2,716)     (168,702)
Policy charges                                            (25,203)    (20,415)   (25,306)    (7,032)     (802,558)
Contract terminations:
    Surrender benefits                                    (41,132)     (6,465)   (72,987)      (861)   (1,268,481)
    Death benefits                                             --          --         --         --       (27,639)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            155,230     101,129     62,194     61,979    (1,829,022)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           844,911     484,840    822,865    187,299    19,835,527
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,091,901    $651,824   $965,506   $266,827   $19,400,196
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,077,258     362,828    598,365    114,755    10,838,658
Contract purchase payments                                102,643     141,184     50,746     32,401       789,466
Net transfers(1)                                          236,968     (37,298)    56,633      8,027      (561,886)
Transfers for policy loans                                (84,167)     (7,525)    (1,015)    (1,551)      (87,982)
Policy charges                                            (29,915)    (14,211)   (16,841)    (3,936)     (416,026)
Contract terminations:
    Surrender benefits                                    (48,603)     (4,444)   (48,834)      (474)     (653,888)
    Death benefits                                             --          --         --         --       (14,586)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,254,184     440,534    639,054    149,222     9,893,756
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------
                                                           AIM VI     AIM VI      AIM VI     AIM VI      AB VPS
                                                            DYN,    FIN SERV,   INTL GRO,     TECH,    GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                     SER I      SER I     SER II(2)     SER I       CL B
 OPERATIONS
Investment income (loss) -- net                           $  (732)   $    338    $    236   $   (925)  $    4,710
Net realized gain (loss) on sales of investments            3,205        (386)          6      8,183       16,267
Distributions from capital gains                               --       2,526          --         --       76,433
Net change in unrealized appreciation or depreciation of
  investments                                               5,162     (12,330)        663       (374)     (43,574)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                7,635      (9,852)        905      6,884       53,836
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 13,735      23,152      35,115     22,678      402,429
Net transfers(1)                                           21,954      (6,268)    288,290    (13,933)        (996)
Transfers for policy loans                                   (896)         (8)       (297)       639       18,259
Policy charges                                             (2,289)     (1,145)     (2,662)    (2,852)     (54,711)
Contract terminations:
    Surrender benefits                                       (138)        (13)       (153)      (733)     (11,853)
    Death benefits                                             --          --          --         --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             32,366      15,718     320,293      5,799      353,128
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            54,583      25,110          --     73,039    1,234,870
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $94,584    $ 30,976    $321,198   $ 85,722   $1,641,834
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     33,563      17,289          --     54,040      833,233
Contract purchase payments                                  7,661      16,344      33,540     15,885      263,865
Net transfers(1)                                           12,973      (5,110)    278,860     (8,505)       2,202
Transfers for policy loans                                   (527)         (7)       (289)       473       11,733
Policy charges                                             (1,284)       (837)     (2,558)    (2,005)     (35,620)
Contract terminations:
    Surrender benefits                                        (75)         (9)         (2)      (490)      (9,263)
    Death benefits                                             --          --          --         --           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           52,311      27,670     309,551     59,398    1,066,150
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 48    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                        AB VPS        AB VPS        AC VP       AC VP       AC VP
                                                       INTL VAL,   LG CAP GRO,      INTL,       INTL,        VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                   CL B        CL B(2)        CL I        CL II        CL I
 OPERATIONS
Investment income (loss) -- net                       $    2,818     $   (29)    $   (7,019)  $ (2,069)  $    57,938
Net realized gain (loss) on sales of investments          30,296           1        141,745     23,092        61,644
Distributions from capital gains                         114,794          --             --         --       701,528
Net change in unrealized appreciation or
  depreciation of investments                            (44,407)        147        297,538     57,414    (1,327,793)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             103,501         119        432,264     78,437      (506,683)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,058,374       2,670        175,073    113,087       683,916
Net transfers(1)                                         359,833      24,412        (41,279)   (15,405)     (162,624)
Transfers for policy loans                               (36,100)         --        (11,280)      (997)      (34,920)
Policy charges                                          (119,785)       (161)       (58,010)   (22,166)     (229,679)
Contract terminations:
    Surrender benefits                                   (42,676)       (126)      (115,606)    (5,010)     (355,503)
    Death benefits                                            --          --         (2,651)        --       (11,335)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,219,646      26,795        (53,753)    69,509      (110,145)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,252,867          --      2,551,291    414,797     8,297,448
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,576,014     $26,914     $2,929,802   $562,743   $ 7,680,620
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,009,004          --      2,346,541    231,130     4,503,396
Contract purchase payments                               450,122       2,408        147,579     58,048       366,550
Net transfers(1)                                         155,400      23,034        (33,395)    (6,259)      (99,045)
Transfers for policy loans                               (14,957)         --         (8,809)      (507)      (18,246)
Policy charges                                           (50,866)       (152)       (49,029)   (11,313)     (122,790)
Contract terminations:
    Surrender benefits                                   (17,855)         --        (96,928)    (2,747)     (189,737)
    Death benefits                                            --          --         (2,438)        --        (5,814)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,530,848      25,290      2,303,521    268,352     4,434,314
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    49

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------
                                                          AC VP      CALVERT      COL HI        CS         CS
                                                          VAL,      VS SOCIAL   YIELD, VS   COMMODITY    U.S. EQ
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                    CL II        BAL         CL B     RETURN(2)   FLEX III
 OPERATIONS
Investment income (loss) -- net                        $    7,107    $  9,950    $  3,441    $   245    $ (2,637)
Net realized gain (loss) on sales of investments           (8,479)     13,325        (402)         3      16,137
Distributions from capital gains                          124,789      37,115          --         --          --
Net change in unrealized appreciation or depreciation
  of investments                                         (224,015)    (48,277)     (3,260)       524      15,238
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (100,598)     12,113        (221)       772      28,738
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                427,372      65,880      29,961        621      25,509
Net transfers(1)                                         (249,828)    (39,645)     61,044     16,932     (26,317)
Transfers for policy loans                                 (7,131)      3,279        (320)      (321)        105
Policy charges                                            (66,166)    (24,947)     (4,490)      (341)    (12,038)
Contract terminations:
    Surrender benefits                                    (20,262)    (41,394)     (2,293)       (81)    (17,775)
    Death benefits                                             --          --          --         --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             83,985     (36,827)     83,902     16,810     (30,516)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,418,661     684,397      28,061         --     293,418
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,402,048    $659,683    $111,742    $17,582    $291,640
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    902,612     639,997      26,199         --     308,301
Contract purchase payments                                269,833      60,362      27,671        517      24,885
Net transfers(1)                                         (161,764)    (36,787)     56,232     15,743     (26,976)
Transfers for policy loans                                 (4,387)      3,084        (298)      (293)        102
Policy charges                                            (41,447)    (22,866)     (4,141)      (313)    (11,777)
Contract terminations:
    Surrender benefits                                    (14,170)    (37,932)     (2,148)        --     (17,708)
    Death benefits                                             --          --          --         --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          950,677     605,858     103,515     15,654     276,827
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 50    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                        CS         EV VT          EG VA         FID VIP       FID VIP
                                                     U.S. EQ     FLOATING-     FUNDAMENTAL    CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                FLEX I    RATE INC(2)   LG CAP, CL 2   SERV CL 2(2)     SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  (4,211)    $  3,058      $    (49)     $    5,434    $   69,264
Net realized gain (loss) on sales of investments       13,692          (42)        7,343          (2,244)      240,179
Distributions from capital gains                           --           --        20,035         273,026       360,810
Net change in unrealized appreciation or
  depreciation of investments                         (16,435)      (3,511)      (11,280)       (244,541)      248,214
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (6,954)        (495)       16,049          31,675       918,467
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             45,196       38,756        80,092         130,501       790,918
Net transfers(1)                                      (76,038)     202,505       (36,764)      1,058,879      (369,338)
Transfers for policy loans                               (283)        (836)         (186)           (806)      (76,150)
Policy charges                                        (13,201)      (2,192)      (10,176)        (11,526)     (250,739)
Contract terminations:
    Surrender benefits                                (19,214)      (1,963)       (5,539)           (159)     (560,968)
    Death benefits                                         --           --            --              --        (8,760)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (63,540)     236,270        27,427       1,176,889      (475,037)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       492,401           --       197,317              --     8,698,330
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 421,907     $235,775      $240,793      $1,208,564    $9,141,760
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                734,890           --       136,358              --     7,706,521
Contract purchase payments                             65,968       37,361        52,719         122,119       658,948
Net transfers(1)                                     (112,770)     205,939       (23,158)      1,006,893      (320,816)
Transfers for policy loans                               (419)        (851)         (113)           (771)      (62,382)
Policy charges                                        (19,216)      (2,231)       (6,648)        (10,820)     (208,478)
Contract terminations:
    Surrender benefits                                (27,725)          (1)       (3,686)             (4)     (469,521)
    Death benefits                                         --           --            --              --        (7,132)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      640,728      240,217       155,472       1,117,417     7,297,140
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    51

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                       FID VIP      FID VIP       FID VIP      FID VIP      FID VIP
                                                     GRO & INC,     MID CAP,     MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SERV CL 2     SERV CL      SERV CL 2     SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $    8,079   $   (28,410)  $  (17,275)  $   89,090   $   20,457
Net realized gain (loss) on sales of investments         43,540       452,599       37,706      118,765       54,932
Distributions from capital gains                         69,699     1,314,979      322,533      240,784       62,247
Net change in unrealized appreciation or
  depreciation of investments                            71,668       227,354      170,563      124,198       18,723
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       192,986     1,966,522      513,527      572,837      156,359
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              487,549     1,080,835    1,102,900      309,909      304,411
Net transfers(1)                                       (159,821)     (760,966)     (83,829)     303,351     (126,323)
Transfers for policy loans                               (6,990)     (114,185)     (39,017)     (19,160)      (2,439)
Policy charges                                          (68,785)     (397,960)    (157,497)     (90,033)     (34,900)
Contract terminations:
    Surrender benefits                                  (17,900)     (744,671)     (35,578)    (128,710)     (14,172)
    Death benefits                                           --        (6,210)          --       (2,997)          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          234,053      (943,157)     786,979      372,360      126,577
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,586,147    13,810,641    3,247,197    3,409,876      892,446
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,013,186   $14,834,006   $4,547,703   $4,355,073   $1,175,382
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,190,478     7,030,629    1,704,945    2,609,880      477,788
Contract purchase payments                              343,530       506,711      531,795      217,590      150,908
Net transfers(1)                                       (105,018)     (352,292)     (36,383)     209,604      (61,158)
Transfers for policy loans                               (5,121)      (51,898)     (18,704)     (13,408)      (1,126)
Policy charges                                          (48,404)     (185,319)     (75,500)     (62,797)     (17,070)
Contract terminations:
    Surrender benefits                                  (12,424)     (346,341)     (17,087)     (89,098)      (6,868)
    Death benefits                                           --        (3,070)          --       (2,296)          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,363,041     6,598,420    2,089,066    2,869,475      542,474
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 52    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP      GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,      FOR SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL 2             CL 2            CL 2           CL 2          INST
 OPERATIONS
Investment income (loss) -- net                $    91,503      $   (9,337)     $    6,943     $   45,161    $   (13,702)
Net realized gain (loss) on sales of
  investments                                       79,818          85,645          11,535        154,313        137,450
Distributions from capital gains                   425,206         262,751          44,281        190,589      1,620,249
Net change in unrealized appreciation or
  depreciation of investments                   (1,995,718)       (465,920)        (54,338)       173,862     (1,525,933)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (1,399,191)       (126,861)          8,421        563,925        218,064
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         827,683         584,931         438,418        326,034      1,480,099
Net transfers(1)                                  (741,873)       (234,925)        262,184       (135,233)      (191,197)
Transfers for policy loans                         (44,203)        (33,401)         (7,464)       (17,292)       (27,820)
Policy charges                                    (186,127)       (119,712)        (48,679)       (84,026)      (317,315)
Contract terminations:
    Surrender benefits                            (201,767)       (100,862)        (18,413)      (128,072)      (454,204)
    Death benefits                                      --          (1,674)             --         (3,591)        (1,755)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (346,287)         94,357         626,046        (42,180)       487,808
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  6,501,598       3,481,084         844,348      3,918,466     10,183,478
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 4,756,120      $3,448,580      $1,478,815     $4,440,211    $10,889,350
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,353,247       1,583,877         527,404      2,805,327      4,422,300
Contract purchase payments                         325,443         256,442         262,707        219,426        612,568
Net transfers(1)                                  (314,036)       (107,275)        155,360        (89,420)       (81,069)
Transfers for policy loans                         (17,533)        (13,787)         (4,565)       (11,144)       (10,269)
Policy charges                                     (73,347)        (52,432)        (29,053)       (56,175)      (131,072)
Contract terminations:
    Surrender benefits                             (78,560)        (44,371)        (11,152)       (87,225)      (188,299)
    Death benefits                                      --            (760)             --         (2,553)          (753)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,195,214       1,621,694         900,701      2,778,236      4,623,406
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             GS VIT STRUCTD   GS VIT STRUCTD    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                               SM CAP EQ,        U.S. EQ,      GLOBAL TECH,    OVERSEAS,       JANUS,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            INST             INST            SERV           SERV        SERV(2)
 OPERATIONS
Investment income (loss) -- net                 $  (4,922)      $    5,341      $   (4,602)    $  (30,642)    $    314
Net realized gain (loss) on sales of
  investments                                       7,231          139,833          24,590        225,436           81
Distributions from capital gains                   84,589          336,562              --             --           --
Net change in unrealized appreciation or
  depreciation of investments                    (248,675)        (587,278)        139,745      1,359,630       15,969
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (161,777)        (105,542)        159,733      1,554,424       16,364
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         85,401          634,610          84,798        602,173       88,216
Net transfers(1)                                   64,984         (503,123)        322,853      1,738,680      702,500
Transfers for policy loans                        (84,812)         (24,334)        (78,591)       (28,258)        (711)
Policy charges                                    (21,727)        (137,479)        (38,783)      (155,603)      (6,979)
Contract terminations:
    Surrender benefits                            (27,852)        (125,724)        (13,418)      (316,355)        (128)
    Death benefits                                     --           (6,426)             --             --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     15,994         (162,476)        276,859      1,840,637      782,898
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   894,111        4,551,956         608,025      5,009,379           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 748,328       $4,283,938      $1,044,617     $8,404,440     $799,262
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            530,696        4,105,875       1,155,212      3,208,341           --
Contract purchase payments                         53,862          563,172         145,412        344,943       85,807
Net transfers(1)                                   38,066         (446,115)        561,655        966,375      690,876
Transfers for policy loans                        (54,822)         (20,370)       (127,771)       (12,399)        (706)
Policy charges                                    (13,668)        (122,254)        (65,972)       (87,544)      (6,801)
Contract terminations:
    Surrender benefits                            (17,587)        (110,822)        (22,804)      (177,552)          (4)
    Death benefits                                     --           (5,788)             --             --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  536,547        3,963,698       1,645,732      4,242,164      769,172
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 54    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                   JANUS ASPEN        LAZARD         MFS INV        MFS          MFS
                                                   ENTERPRISE,   RETIRE INTL EQ,   GRO STOCK,    NEW DIS,    UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   SERV            SERV          SERV CL      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                      $ (5,200)      $   47,368     $  (16,759)  $  (13,747)   $   (924)
Net realized gain (loss) on sales of investments       29,355          122,928         66,563       72,854      21,560
Distributions from capital gains                        3,353          513,125             --      111,070      45,499
Net change in unrealized appreciation or
  depreciation of investments                          83,395         (398,572)       143,066     (139,587)     85,610
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     110,903          284,849        192,870       30,590     151,745
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             50,618          386,470        297,624      177,616     181,586
Net transfers(1)                                       75,164         (421,885)      (161,177)    (174,916)      4,065
Transfers for policy loans                            (10,327)         (12,376)         2,122          572      (4,283)
Policy charges                                        (17,368)         (75,224)       (59,568)     (55,768)    (27,819)
Contract terminations:
    Surrender benefits                                (12,912)         (46,522)       (35,201)    (120,584)     (8,964)
    Death benefits                                         --               --             --       (3,986)         --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         85,175         (169,537)        43,800     (177,066)    144,585
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       511,093        2,888,504      1,895,350    1,530,207     499,972
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $707,171       $3,003,816     $2,132,020   $1,383,731    $796,302
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                706,864        2,258,445      2,584,503    1,521,108     226,735
Contract purchase payments                             62,768          290,621        385,058      167,120      73,213
Net transfers(1)                                       91,198         (310,068)      (208,250)    (162,297)      1,798
Transfers for policy loans                            (12,248)          (8,548)         3,153          430      (1,734)
Policy charges                                        (21,425)         (56,213)       (76,907)     (52,579)    (10,939)
Contract terminations:
    Surrender benefits                                (16,653)         (35,086)       (45,061)    (112,540)     (3,383)
    Death benefits                                         --               --             --       (3,730)         --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      810,504        2,139,151      2,642,496    1,357,512     285,690
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    55

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                             OPPEN GLOBAL     OPPEN MAIN    OPPEN STRATEGIC     PIMCO VIT     PIONEER EQ
                                                SEC VA,     ST SM CAP VA,       BOND VA,        ALL ASSET,     INC VCT,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           SERV            SERV             SERV        ADVISOR CL(2)      CL II
 OPERATIONS
Investment income (loss) -- net                $   (174)       $   (575)       $      514        $ 27,214      $ 10,985
Net realized gain (loss) on sales of
  investments                                       105             444                98              (1)        9,862
Distributions from capital gains                  1,999           1,116                --              --        25,173
Net change in unrealized appreciation or
  depreciation of investments                    (1,216)         (4,215)           41,987         (11,925)      (53,403)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         714          (3,230)           42,599          15,288        (7,383)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       16,439          26,395           287,973          74,869       151,879
Net transfers(1)                                 67,142         103,917           959,678         597,202       (12,960)
Transfers for policy loans                           --         (17,125)             (932)           (617)       (2,330)
Policy charges                                   (2,864)         (4,128)          (20,928)         (5,902)      (32,792)
Contract terminations:
    Surrender benefits                             (342)            (18)           (1,572)            (82)       (1,859)
    Death benefits                                   --              --                --              --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   80,375         109,041         1,224,219         665,470       101,938
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  32,032          25,426            58,490              --       652,631
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $113,121        $131,237        $1,325,308        $680,758      $747,186
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           30,044          25,405            56,091              --       404,098
Contract purchase payments                       14,587          25,896           264,827          71,982        89,936
Net transfers(1)                                 59,128         103,602           871,099         581,265        (7,740)
Transfers for policy loans                           --         (16,676)             (827)           (590)       (1,398)
Policy charges                                   (2,539)         (4,021)          (19,045)         (5,688)      (19,493)
Contract terminations:
    Surrender benefits                             (289)            (17)           (1,450)             (3)       (1,059)
    Death benefits                                   --              --                --              --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                100,931         134,189         1,170,695         646,966       464,344
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 56    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        PIONEER         PUT VT       PUT VT      PUT VT      PUT VT
                                                     INTL VAL VCT,   GLOBAL HLTH    HI YIELD,   INTL EQ,    INTL NEW
YEAR ENDED DEC. 31, 2007 (CONTINUED)                     CL II       CARE, CL IB      CL IB       CL IB    OPP, CL IB
 OPERATIONS
Investment income (loss) -- net                         $ (1,454)      $  (125)    $   77,380   $  3,469   $   (1,044)
Net realized gain (loss) on sales of investments           1,334         1,351          1,808      5,620       70,419
Distributions from capital gains                           2,887            --             --     23,462           --
Net change in unrealized appreciation or
  depreciation of investments                             25,638        (3,588)       (58,691)   (20,727)      57,232
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         28,405        (2,362)        20,497     11,824      126,607
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                14,104        25,860         99,022     58,714       72,962
Net transfers(1)                                           1,144         7,023         50,512      6,926       (4,508)
Transfers for policy loans                                    --          (375)        (6,479)       (16)       1,435
Policy charges                                            (3,753)       (4,865)       (27,694)    (4,310)     (27,012)
Contract terminations:
    Surrender benefits                                      (421)       (1,617)       (38,452)    (1,181)     (58,964)
    Death benefits                                            --            --             --         --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            11,074        26,026         76,909     60,133      (16,087)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          221,951        64,207      1,088,419    164,945    1,039,930
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $261,430       $87,871     $1,185,825   $236,902   $1,150,450
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   220,428        48,886        714,643     87,658      853,050
Contract purchase payments                                13,232        19,172         63,335     28,826       54,618
Net transfers(1)                                           1,527         4,953         32,956      3,476       (2,896)
Transfers for policy loans                                    --          (279)        (4,122)        (8)       1,041
Policy charges                                            (3,469)       (3,597)       (17,766)    (2,131)     (20,159)
Contract terminations:
    Surrender benefits                                      (364)       (1,215)       (24,652)      (592)     (44,711)
    Death benefits                                            --            --             --         --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         231,354        67,920        764,394    117,229      840,943
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    57

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                      PUT VT      PUT VT       ROYCE        RVS PTNRS     RVS PTNRS
                                                     NEW OPP,     VISTA,    MICRO-CAP,   VP FUNDAMENTAL   VP SELECT
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                CL IA        CL IB     INVEST CL       VAL(2)          VAL
 OPERATIONS
Investment income (loss) -- net                    $   (96,378)  $ (4,608)  $   38,163      $    425        $   19
Net realized gain (loss) on sales of investments      (192,057)    22,815      322,320           (10)            2
Distributions from capital gains                            --         --      595,632         1,045           816
Net change in unrealized appreciation or
  depreciation of investments                          947,850     (2,753)    (726,999)       (6,308)         (958)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      659,415     15,454      229,116        (4,848)         (121)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,167,153     47,473      578,853        63,113         3,352
Net transfers(1)                                      (993,187)   (57,560)    (280,429)      497,311         5,065
Transfers for policy loans                            (102,701)      (310)     (31,891)         (501)           --
Policy charges                                        (555,990)   (16,303)    (203,986)       (4,759)         (491)
Contract terminations:
    Surrender benefits                                (869,151)   (18,268)    (409,521)          (75)          (83)
    Death benefits                                     (11,782)        --       (1,764)           --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,365,658)   (44,968)    (348,738)      555,089         7,843
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     13,126,131    505,266    7,121,969            --           503
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $12,419,888   $475,752   $7,002,347      $550,241        $8,225
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               8,907,384    675,450    2,857,118            --           402
Contract purchase payments                             758,635     60,944      222,493        64,576         2,973
Net transfers(1)                                      (644,574)   (73,921)    (106,392)      507,993         4,485
Transfers for policy loans                             (66,668)      (376)     (12,160)         (530)           --
Policy charges                                        (362,367)   (20,904)     (78,167)       (4,883)         (433)
Contract terminations:
    Surrender benefits                                (562,850)   (23,025)    (156,083)           (3)           --
    Death benefits                                      (7,609)        --         (718)           --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     8,021,951    618,168    2,726,091       567,153         7,427
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 58    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                    RVS PTNRS       RVS           RVS          RVS           RVS
                                                    VP SM CAP        VP           VP            VP            VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   VAL          BAL        CASH MGMT     DIV BOND     DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                    $       56   $   551,638   $  286,647   $   533,158   $   158,061
Net realized gain (loss) on sales of investments        2,798       286,610          (27)       (2,925)      155,352
Distributions from capital gains                       23,628       603,310           --            --       292,747
Net change in unrealized appreciation or
  depreciation of investments                        (104,979)   (1,183,102)      (1,686)       58,110       851,896
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (78,497)      258,456      284,934       588,343     1,458,056
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            273,618     2,337,886    3,373,526     1,645,387     3,145,176
Net transfers(1)                                      349,386      (944,089)    (915,347)    2,837,589     2,515,851
Transfers for policy loans                               (967)     (158,508)     (65,293)     (188,105)     (239,681)
Policy charges                                        (32,440)   (1,681,918)    (692,285)     (685,223)     (732,808)
Contract terminations:
    Surrender benefits                                (20,433)   (1,828,544)    (482,158)     (689,723)     (713,154)
    Death benefits                                         --        (6,884)          --           (17)       (7,192)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        569,164    (2,282,057)   1,218,443     2,919,908     3,968,192
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       699,956    28,582,646    6,434,347    12,171,152    20,044,625
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,190,623   $26,559,045   $7,937,724   $15,679,403   $25,470,873
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                400,522    26,605,656    5,993,492     9,617,071    11,102,549
Contract purchase payments                            154,139     2,130,337    3,087,554     1,278,877     1,638,787
Net transfers(1)                                      198,766      (867,771)    (832,685)    2,202,813     1,314,305
Transfers for policy loans                               (572)     (143,974)     (59,895)     (145,817)     (121,932)
Policy charges                                        (18,323)   (1,533,801)    (632,143)     (532,960)     (381,256)
Contract terminations:
    Surrender benefits                                (11,672)   (1,664,188)    (439,214)     (536,821)     (369,541)
    Death benefits                                         --        (6,207)          --           (13)       (4,025)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      722,860    24,520,052    7,117,109    11,883,150    13,178,887
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                       RVS           RVS VP            SEL          RVS         RVS
                                                    VP GLOBAL   GLOBAL INFLATION       VP          VP HI        VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  BOND          PROT SEC           GRO      YIELD BOND    INC OPP
 OPERATIONS
Investment income (loss) -- net                    $   79,026       $  2,178       $    3,533   $  338,254   $  6,948
Net realized gain (loss) on sales of investments        2,197             91           66,779       12,411        (43)
Distributions from capital gains                           --             --               --           --         42
Net change in unrealized appreciation or
  depreciation of investments                         114,268         13,874          (17,717)    (318,365)    (6,223)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     195,491         16,143           52,595       32,300        724
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            416,303         61,822          567,598      725,218     53,013
Net transfers(1)                                      874,675        384,938          785,836       (8,597)   351,015
Transfers for policy loans                            (17,503)          (411)          (6,090)     (77,381)      (388)
Policy charges                                        (92,345)        (5,369)        (133,984)    (170,772)    (5,167)
Contract terminations:
    Surrender benefits                               (136,928)        (1,487)        (169,650)    (204,682)    (2,253)
    Death benefits                                         --             --               --       (3,253)        --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,044,202        439,493        1,043,710      260,533    396,220
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,415,631         11,724        3,094,203    4,815,209      7,941
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,655,324       $467,360       $4,190,508   $5,108,042   $404,885
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,646,045         10,379        4,510,044    3,371,805      5,558
Contract purchase payments                            277,370         57,762          794,764      496,826     49,591
Net transfers(1)                                      576,813        361,676        1,105,861      (12,367)   329,350
Transfers for policy loans                            (12,089)          (372)          (8,300)     (52,653)      (368)
Policy charges                                        (61,425)        (5,021)        (187,553)    (117,209)    (4,837)
Contract terminations:
    Surrender benefits                                (91,668)          (350)        (235,231)    (140,554)      (109)
    Death benefits                                         --             --               --       (2,225)        --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,335,046        424,074        5,979,585    3,543,623    379,185
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 60    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------
                                                            RVS        SEL VP    RVS VP     RVS VP        RVS
                                                             VP        LG CAP    MID CAP    MID CAP       VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                       DYN EQ       VAL        GRO        VAL       S&P 500
 OPERATIONS
Investment income (loss) -- net                         $   172,492   $    69   $ (4,172)  $    (85)  $   56,915
Net realized gain (loss) on sales of investments          1,202,523       (17)     7,510       (120)     171,041
Distributions from capital gains                            263,455     1,025      4,314      2,551       55,977
Net change in unrealized appreciation or depreciation
  of investments                                           (692,472)   (1,699)    42,993     (4,464)      14,435
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                945,998      (622)    50,645     (2,118)     298,368
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                3,737,430    10,108     91,230     91,820    1,093,634
Net transfers(1)                                         (3,003,140)    4,456     53,608    127,197     (313,127)
Transfers for policy loans                                 (311,347)       --     (1,006)        --       51,769
Policy charges                                           (2,291,862)   (1,210)   (18,684)    (5,723)    (236,188)
Contract terminations:
    Surrender benefits                                   (2,724,729)     (113)   (25,139)    (2,639)    (237,277)
    Death benefits                                           (5,936)       --         --         --           --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (4,599,584)   13,241    100,009    210,655      358,811
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          43,470,002     1,710    412,482     17,703    7,125,988
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $39,816,416   $14,329   $563,136   $226,240   $7,783,167
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   49,649,029     1,476    318,692     17,170    6,776,993
Contract purchase payments                                4,118,600     9,034     63,944     80,289      999,163
Net transfers(1)                                         (3,307,857)    3,777     34,951    110,581     (281,559)
Transfers for policy loans                                 (343,078)       --       (616)        --       47,845
Policy charges                                           (2,530,376)   (1,075)   (13,130)    (5,023)    (215,472)
Contract terminations:
    Surrender benefits                                   (2,998,655)      (28)   (17,771)    (2,325)    (214,586)
    Death benefits                                           (6,465)       --         --         --           --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         44,581,198    13,184    386,070    200,692    7,112,384
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    61

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       RVS VP       SEL VP        THDL          THDL         THIRD
                                                        SHORT       SM CAP         VP            VP           AVE
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  DURATION        VAL       EMER MKTS     INTL OPP        VAL
 OPERATIONS
Investment income (loss) -- net                      $  119,525   $  (11,712)  $  (10,605)  $    12,744   $   122,863
Net realized gain (loss) on sales of investments         (6,030)      (7,878)      69,386       803,463       307,999
Distributions from capital gains                             --       85,318      151,046            --       604,529
Net change in unrealized appreciation or
  depreciation of investments                            42,852     (140,679)     780,387     1,030,551    (1,547,309)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       156,347      (74,951)     990,214     1,846,758      (511,918)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              439,808      223,932      396,387     1,120,997       698,688
Net transfers(1)                                        207,545     (268,709)     378,956      (728,800)     (566,536)
Transfers for policy loans                              (81,852)     (10,959)      31,499      (180,697)      (83,088)
Policy charges                                         (199,594)     (49,966)     (93,547)     (655,630)     (218,486)
Contract terminations:
    Surrender benefits                                 (159,464)     (48,070)     (63,479)   (1,035,840)     (384,770)
    Death benefits                                           --       (3,692)          --       (14,420)       (1,763)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          206,443     (157,464)     649,816    (1,494,390)     (555,955)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,456,637    1,614,843    2,457,694    16,493,196     9,553,829
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,819,427   $1,382,428   $4,097,724   $16,845,564   $ 8,485,956
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,977,623    1,095,331      958,288    18,414,646     3,993,812
Contract purchase payments                              371,915      150,880      134,341     1,169,659       285,494
Net transfers(1)                                        176,481     (181,560)     118,035      (765,737)     (239,270)
Transfers for policy loans                              (69,383)      (7,515)       9,873      (190,351)      (33,952)
Policy charges                                         (168,668)     (33,442)     (31,485)     (687,791)      (89,044)
Contract terminations:
    Surrender benefits                                 (135,797)     (33,712)     (21,574)   (1,082,766)     (155,993)
    Death benefits                                           --       (2,423)          --       (15,323)         (739)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,152,171      987,559    1,167,478    16,842,337     3,760,308
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 62    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                  VANK LIT       VANK UIF         VANK UIF
                                                 COMSTOCK,   GLOBAL REAL EST,   MID CAP GRO,     WANGER       WANGER
PERIOD ENDED DEC. 31, 2007 (CONTINUED)            CL II(2)       CL II(2)         CL II(2)        INTL          USA
 OPERATIONS
Investment income (loss) -- net                   $ (1,069)      $   (188)         $  (225)    $   (8,704)  $  (84,783)
Net realized gain (loss) on sales of
  investments                                          (27)           (10)               6        271,450      185,178
Distributions from capital gains                        19             36              969        650,726      473,279
Net change in unrealized appreciation or
  depreciation of investments                      (21,352)       (10,321)           1,467        274,452     (195,468)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (22,429)       (10,483)           2,217      1,187,924      378,206
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          51,489         15,807            3,026      1,141,922    1,387,264
Net transfers(1)                                   434,085        132,341           82,833        178,151     (451,262)
Transfers for policy loans                            (399)          (103)              --        (20,126)     (36,829)
Policy charges                                      (4,148)        (1,357)            (584)      (255,447)    (332,657)
Contract terminations:
    Surrender benefits                                 (70)           (67)             (78)      (302,227)    (333,016)
    Death benefits                                      --             --               --             --      (11,717)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     480,957        146,621           85,197        742,273      221,783
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --             --               --      7,609,951    8,684,256
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $458,528       $136,138          $87,414     $9,540,148   $9,284,245
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --             --               --      4,080,418    4,652,768
Contract purchase payments                          54,163         16,912            2,710        554,207      702,491
Net transfers(1)                                   452,534        141,336           78,307         84,118     (231,172)
Transfers for policy loans                            (436)          (115)              --         (9,189)     (17,814)
Policy charges                                      (4,377)        (1,455)            (534)      (123,592)    (168,150)
Contract terminations:
    Surrender benefits                                  (2)            (1)              --       (148,174)    (169,839)
    Death benefits                                      --             --               --             --       (5,710)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   501,882        156,677           80,483      4,437,788    4,762,574
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    63

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------
                                                               WF ADV       WF ADV     WF ADV      WF ADV
                                                                 VT           VT         VT          VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                        ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                               $  4,885     $   (683)  $   (357)   $ (5,454)
Net realized gain (loss) on sales of investments                 6,731        1,470      1,265       6,960
Distributions from capital gains                                 5,488        4,483     17,358      92,096
Net change in unrealized appreciation or depreciation of
  investments                                                    3,595        1,850    (11,930)    (28,225)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    20,699        7,120      6,336      65,377
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                      92,123       13,645     26,461     120,896
Net transfers(1)                                               (24,497)      30,369     (3,004)     70,890
Transfers for policy loans                                      (2,923)         339        (49)    (17,044)
Policy charges                                                 (19,719)      (3,941)    (5,488)    (15,190)
Contract terminations:
    Surrender benefits                                          (1,516)        (682)    (1,814)       (920)
    Death benefits                                                  --           --         --          --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  43,468       39,730     16,106     158,632
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                326,653       54,428    106,644     474,508
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $390,820     $101,278   $129,086    $698,517
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         235,742       32,449     67,763     279,478
Contract purchase payments                                      63,206        7,540     17,125      65,745
Net transfers(1)                                               (17,819)      16,415     (1,805)     37,368
Transfers for policy loans                                      (2,024)         200        (29)     (9,206)
Policy charges                                                 (13,638)      (2,168)    (3,287)     (8,091)
Contract terminations:
    Surrender benefits                                          (1,007)        (366)    (2,140)       (489)
    Death benefits                                                  --           --         --          --
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               264,460       54,070     77,627     364,805
-----------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period June 11, 2007 (commencement of operations) to Dec. 31,
       2007.



See accompanying notes to financial statements.



 64    RIVERSOURCE OF NEW YORK ACCOUNT 8

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.



The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.



RiverSource Succession Select(R) Variable Life Insurance


RiverSource(R) Variable Second-To-Die Life Insurance*


RiverSource(R) Variable Universal Life


RiverSource(R) Variable Universal Life III


RiverSource(R) Variable Universal Life IV


RiverSource(R) Variable Universal Life IV - Estate Series



* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares(1)
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                     B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                     B)(2)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex III                Credit Suisse Trust - U.S. Equity Flex III Portfolio
                                     (previously Credit Suisse Trust - Mid-Cap Core
                                     Portfolio)
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio
                                     (previously Credit Suisse Trust - Small Cap Core I
                                     Portfolio)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2(3)
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                     Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                     Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                     Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                     Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
                                     (previously Janus Aspen Series International Growth
                                     Portfolio: Service Shares)



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    65

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
                                     (previously Janus Aspen Series Large Cap Growth
                                     Portfolio: Service Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
                                     (previously Janus Aspen Series Mid Cap Growth
                                     Portfolio: Service Shares)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                     Shares(2)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares(4)
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                     Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
                                     (previously Putnam VT Health Sciences Fund - Class IB
                                     Shares)
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                     Shares(1)
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation
                                     Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately
                                     Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately
                                     Conservative
RVS Ptnrs VP Fundamental Val       RVST RiverSource Partners Variable Portfolio - Fundamental
                                     Value Fund
RVS Ptnrs VP Select Val            RVST RiverSource Partners Variable Portfolio - Select
                                     Value Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource Partners Variable Portfolio - Small Cap
                                     Value Fund
RVS VP Bal                         RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RVST RiverSource Variable Portfolio - Diversified Bond
                                     Fund(5)
RVS VP Div Eq Inc                  RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund(4)
RVS VP Global Bond                 RVST RiverSource Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource Variable Portfolio - Global Inflation
                                     Protected Securities Fund
Sel VP Gro                         RVST Seligman Variable Portfolio - Growth Fund
                                     (previously RVST RiverSource Variable
                                     Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund
RVS VP Dyn Eq                      RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (previously RVST RiverSource Variable Portfolio - Large
                                     Cap Equity Fund)
Sel VP Lg Cap Val                  RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Large
                                     Cap Value Fund)
RVS VP Mid Cap Gro                 RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                 RVST RiverSource Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration              RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund
Sel VP Sm Cap Val                  RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Small
                                     Cap Advantage Fund)
THDL VP Emer Mkts                  RVST Threadneedle Variable Portfolio - Emerging Markets
                                     Fund
THDL VP Intl Opp                   RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                     Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------




  (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
      Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.


  (2) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


  (3) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.



 66    RIVERSOURCE OF NEW YORK ACCOUNT 8

  (4) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
      Portfolio - Diversified Equity Income Fund.


  (5) At the close of business on March 7, 2008, RVST RiverSource Variable Portfolio - Core Bond Fund merged into RVST RiverSource Variable Portfolio - Diversified Bond Fund.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.



Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the variable life insurance policies.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.



Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



          Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



          Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



          Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.



FEDERAL INCOME TAXES


RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES


RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount.



4. POLICY CHARGES


A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    67
insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.



A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.



RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.



Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.



Some products may also charge a death benefit guarantee charge.



Additional information can be found in the applicable product's prospectus.



5. SURRENDER CHARGES


RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual subaccount basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:



SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $   69,165
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                  138,350
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares      122,063
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                   70,108
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares              556,808



 68    RIVERSOURCE OF NEW YORK ACCOUNT 8

SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares              $   19,155
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares       237,628
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                1,955,668
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                28,242
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                               598,329
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                   2,995,610
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                               100,122
AC VP Intl, Cl I                 American Century VP International, Class I              336,283
AC VP Intl, Cl II                American Century VP International, Class II             225,128
AC VP Val, Cl I                  American Century VP Value, Class I                    1,037,148
AC VP Val, Cl II                 American Century VP Value, Class II                     393,029
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                                89,473
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B      163,459
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                               774,833
                                 Credit Suisse Trust - U.S. Equity Flex III
CS U.S. Eq Flex III              Portfolio                                                55,245
CS U.S. Eq Flex I                Credit Suisse Trust - U.S. Equity Flex I Portfolio       54,418
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund              1,350,534
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2       186,333
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               5,724,819
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                 1,106,487
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                 492,741
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class       2,605,535
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2     1,530,147
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class        693,930
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      310,447
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                        1,178,273
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                          403,557
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2          488,920
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      354,687
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                             697,393
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                              64,160
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                             259,555
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                          145,984
                                 Janus Aspen Series Overseas Portfolio: Service
Janus Aspen Overseas, Serv       Shares                                                1,576,169
Janus Aspen Janus, Serv          Janus Aspen Series Janus Portfolio: Service Shares    4,288,313
                                 Janus Aspen Series Enterprise Portfolio: Service
Janus Aspen Enterprise, Serv     Shares                                                  216,259
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                              127,344
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                   325,149
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class             283,599
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                 601,202
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                  145,838
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                  147,259
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    5,718,280
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class    4,459,645
                                 Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II        Shares                                                  144,694
                                 Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II      II Shares                                                18,057
                                 Putnam VT Global Health Care Fund - Class IB
Put VT Global Hlth Care, Cl IB   Shares                                                  155,744
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares             172,412
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                   68,433
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                   72,320
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares      221,974
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                   48,615
                                 Royce Capital Fund - Micro-Cap Portfolio,
Royce Micro-Cap, Invest Cl       Investment Class                                        735,664
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Aggr           Portfolios - Aggressive                                 194,244
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Conserv        Portfolios - Conservative                                14,336
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod            Portfolios - Moderate                                   407,126
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod Aggr       Portfolios - Moderately Aggressive                      172,385
                                 RVST Disciplined Asset Allocation
Disc Asset Alloc, Mod Conserv    Portfolios - Moderately Conservative                     40,261
                                 RVST RiverSource Partners Variable
RVS Ptnrs VP Fundamental Val     Portfolio - Fundamental Value Fund                    3,015,983
                                 RVST RiverSource Partners Variable
RVS Ptnrs VP Select Val          Portfolio - Select Value Fund                            85,491
                                 RVST RiverSource Partners Variable
RVS Ptnrs VP Sm Cap Val          Portfolio - Small Cap Value Fund                      2,881,366
                                 RVST RiverSource Variable Portfolio - Balanced
RVS VP Bal                       Fund                                                  1,814,233
                                 RVST RiverSource Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                       3,223,030
                                 RVST RiverSource Variable Portfolio - Diversified
RVS VP Div Bond                  Bond Fund                                             6,584,046
                                 RVST RiverSource Variable Portfolio - Diversified
RVS VP Div Eq Inc                Equity Income Fund                                    5,426,356
                                 RVST RiverSource Variable Portfolio - Global Bond
RVS VP Global Bond               Fund                                                  2,962,799
RVS VP Global Inflation Prot     RVST RiverSource Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                   3,087,011



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    69

SUBACCOUNT                       FUND                                                 PURCHASES
------------------------------------------------------------------------------------------------
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund       $2,725,636
                                 RVST RiverSource Variable Portfolio - High Yield
RVS VP Hi Yield Bond             Bond Fund                                               181,189
                                 RVST RiverSource Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                    2,097,353
                                 RVST RiverSource Variable Portfolio - Dynamic
RVS VP Dyn Eq                    Equity Fund                                           3,732,595
                                 RVST Seligman Variable Portfolio - Larger-Cap
Sel VP Lg Cap Val                Value Fund                                               44,878
                                 RVST RiverSource Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro               Growth Fund                                             149,718
                                 RVST RiverSource Variable Portfolio - Mid Cap
RVS VP Mid Cap Val               Value Fund                                              252,409
                                 RVST RiverSource Variable Portfolio - S&P 500
RVS VP S&P 500                   Index Fund                                              657,262
                                 RVST RiverSource Variable Portfolio - Short
RVS VP Short Duration            Duration U.S. Government Fund                           398,734
                                 RVST Seligman Variable Portfolio - Smaller-Cap
Sel VP Sm Cap Val                Value Fund                                              238,194
                                 RVST Threadneedle Variable Portfolio - Emerging
THDL VP Emer Mkts                Markets Fund                                          2,873,890
                                 RVST Threadneedle Variable
THDL VP Intl Opp                 Portfolio - International Opportunity Fund              498,015
Third Ave Val                    Third Avenue Value Portfolio                            993,277
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                            2,428,066
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                             1,345,304
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                  285,636
Wanger Intl                      Wanger International                                  2,759,480
Wanger USA                       Wanger USA                                            1,522,006
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund          172,552
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund         41,285
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                89,448
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund          330,037
------------------------------------------------------------------------------------------------





 70    RIVERSOURCE OF NEW YORK ACCOUNT 8

8. FINANCIAL HIGHLIGHTS


The table below shows certain financial information regarding the subaccounts.



                                                   AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                  CAP APPR,     CAP APPR,     CAP DEV,      CAP DEV,      CORE EQ,
                                                    SER I        SER II         SER I        SER II         SER I
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.69       $  1.18       $  1.10       $  1.31       $  1.52
At Dec. 31, 2005                                   $  0.74       $  1.27       $  1.19       $  1.42       $  1.58
At Dec. 31, 2006                                   $  0.78       $  1.34       $  1.38       $  1.63       $  1.83
At Dec. 31, 2007                                   $  0.87       $  1.48       $  1.51       $  1.79       $  1.96
At Dec. 31, 2008                                   $  0.50       $  0.84       $  0.79       $  0.94       $  1.36
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       676            59           510            29        13,677
At Dec. 31, 2005                                       902           242           553            61        12,206
At Dec. 31, 2006                                     1,077           363           598           115        10,839
At Dec. 31, 2007                                     1,254           441           639           149         9,894
At Dec. 31, 2008                                       814           359           450           126         8,084
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   466       $    70       $   559       $    38       $20,735
At Dec. 31, 2005                                   $   672       $   308       $   659       $    86       $19,315
At Dec. 31, 2006                                   $   845       $   485       $   823       $   187       $19,836
At Dec. 31, 2007                                   $ 1,092       $   652       $   966       $   267       $19,400
At Dec. 31, 2008                                   $   404       $   302       $   357       $   118       $10,975
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --            --          0.97%
For the year ended Dec. 31, 2005                      0.07%           --            --            --          1.47%
For the year ended Dec. 31, 2006                      0.06%           --            --            --          0.55%
For the year ended Dec. 31, 2007                        --            --            --            --          1.09%
For the year ended Dec. 31, 2008                        --            --            --            --          2.04%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      5.67%         5.38%        14.46%        14.24%         7.99%
For the year ended Dec. 31, 2005                      7.86%         7.61%         8.63%         8.29%         4.37%
For the year ended Dec. 31, 2006                      5.35%         5.11%        15.48%        15.22%        15.66%
For the year ended Dec. 31, 2007                     11.00%        10.73%         9.85%         9.55%         7.14%
For the year ended Dec. 31, 2008                    (43.01%)      (43.14%)      (47.50%)      (47.60%)      (30.77%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    71

                                                   AIM VI        AIM VI        AIM VI        AIM VI        AB VPS
                                                    DYN,        FIN SERV,     INTL GRO,       TECH,      GRO & INC,
                                                    SER I         SER I       SER II(6)       SER I         CL B
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.29       $  1.20            --       $  1.22       $  1.23
At Dec. 31, 2005                                   $  1.41       $  1.26            --       $  1.23       $  1.28
At Dec. 31, 2006                                   $  1.63       $  1.45            --       $  1.35       $  1.48
At Dec. 31, 2007                                   $  1.81       $  1.12       $  1.04       $  1.44       $  1.54
At Dec. 31, 2008                                   $  0.93       $  0.45       $  0.61       $  0.79       $  0.91
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        21             3            --            19           208
At Dec. 31, 2005                                        26             6            --            27           535
At Dec. 31, 2006                                        34            17            --            54           833
At Dec. 31, 2007                                        52            28           310            59         1,066
At Dec. 31, 2008                                        47           331         2,638            69         1,051
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $    27       $     3            --       $    23       $   256
At Dec. 31, 2005                                   $    36       $     8            --       $    34       $   683
At Dec. 31, 2006                                   $    55       $    25            --       $    73       $ 1,235
At Dec. 31, 2007                                   $    95       $    31       $   321       $    86       $ 1,642
At Dec. 31, 2008                                   $    44       $   149       $ 1,613       $    55       $   951
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          1.12%           --            --          0.48%
For the year ended Dec. 31, 2005                        --          1.63%           --            --          1.18%
For the year ended Dec. 31, 2006                        --          2.61%           --            --          1.17%
For the year ended Dec. 31, 2007                        --          1.85%         1.20%           --          1.21%
For the year ended Dec. 31, 2008                        --          7.23%         0.90%           --          1.79%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%           --          0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%           --          0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%           --          0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     12.32%         7.70%           --          3.70%        10.22%
For the year ended Dec. 31, 2005                      9.73%         4.96%           --          1.26%         3.66%
For the year ended Dec. 31, 2006                     15.08%        15.40%           --          9.49%        15.94%
For the year ended Dec. 31, 2007                     11.18%       (22.92%)        3.35%         6.73%         3.92%
For the year ended Dec. 31, 2008                    (48.54%)      (59.81%)      (41.08%)      (45.00%)      (41.23%)
--------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   AB VPS        AB VPS         AC VP         AC VP         AC VP
                                                  INTL VAL,    LG CAP GRO,      INTL,         INTL,         VAL,
                                                    CL B         CL B(6)        CL I          CL II         CL I
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.44            --       $  0.78       $  1.29       $  1.51
At Dec. 31, 2005                                   $  1.67            --       $  0.88       $  1.45       $  1.57
At Dec. 31, 2006                                   $  2.23            --       $  1.09       $  1.79       $  1.84
At Dec. 31, 2007                                   $  2.34       $  1.06       $  1.27       $  2.10       $  1.73
At Dec. 31, 2008                                   $  1.08       $  0.63       $  0.70       $  1.15       $  1.26
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       172            --         1,867            54         3,733
At Dec. 31, 2005                                       566            --         2,223           130         4,357
At Dec. 31, 2006                                     1,009            --         2,347           231         4,503
At Dec. 31, 2007                                     1,531            25         2,304           268         4,434
At Dec. 31, 2008                                     3,148           101         1,452           288         2,985
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   249            --       $ 1,460       $    70       $ 5,618
At Dec. 31, 2005                                   $   943            --       $ 1,951       $   189       $ 6,827
At Dec. 31, 2006                                   $ 2,253            --       $ 2,551       $   415       $ 8,297
At Dec. 31, 2007                                   $ 3,576       $    27       $ 2,930       $   563       $ 7,681
At Dec. 31, 2008                                   $ 3,404       $    64       $ 1,010       $   330       $ 3,752
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.27%           --          0.50%         0.17%         0.94%
For the year ended Dec. 31, 2005                      0.45%           --          1.10%         0.72%         0.82%
For the year ended Dec. 31, 2006                      1.21%           --          1.52%         1.19%         1.34%
For the year ended Dec. 31, 2007                      1.00%           --          0.66%         0.51%         1.57%
For the year ended Dec. 31, 2008                      0.82%           --          0.92%         0.64%         2.65%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%           --          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     23.77%           --         13.89%        13.74%        13.31%
For the year ended Dec. 31, 2005                     15.48%           --         12.24%        12.10%         4.09%
For the year ended Dec. 31, 2006                     33.91%           --         23.91%        23.63%        17.59%
For the year ended Dec. 31, 2007                      4.63%         6.50%        16.99%        16.86%        (5.99%)
For the year ended Dec. 31, 2008                    (53.70%)      (40.36%)      (45.32%)      (45.39%)      (27.43%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    73

                                                    AC VP        CALVERT       COL HI          CS            CS
                                                    VAL,        VS SOCIAL     YIELD, VS     COMMODITY      U.S. EQ
                                                    CL II          BAL         CL B(4)      RETURN(6)     FLEX III
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.29       $  0.95            --            --       $  0.89
At Dec. 31, 2005                                   $  1.34       $  0.99            --            --       $  0.94
At Dec. 31, 2006                                   $  1.57       $  1.07       $  1.07            --       $  0.95
At Dec. 31, 2007                                   $  1.47       $  1.09       $  1.08       $  1.12       $  1.05
At Dec. 31, 2008                                   $  1.07       $  0.74       $  0.80       $  0.74       $  0.64
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       220           512            --            --           406
At Dec. 31, 2005                                       775           730            --            --           381
At Dec. 31, 2006                                       903           640            26            --           308
At Dec. 31, 2007                                       951           606           104            16           277
At Dec. 31, 2008                                       836           540           219           526           269
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   284       $   485            --            --       $   361
At Dec. 31, 2005                                   $ 1,037       $   724            --            --       $   359
At Dec. 31, 2006                                   $ 1,419       $   684       $    28            --       $   293
At Dec. 31, 2007                                   $ 1,402       $   660       $   112       $    18       $   292
At Dec. 31, 2008                                   $   895       $   400       $   176       $   388       $   173
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.31%         2.02%           --            --            --
For the year ended Dec. 31, 2005                      0.60%         1.77%           --            --            --
For the year ended Dec. 31, 2006                      1.35%         2.45%         3.34%           --            --
For the year ended Dec. 31, 2007                      1.33%         2.33%         5.45%         9.07%           --
For the year ended Dec. 31, 2008                      2.43%         2.38%        10.58%         1.49%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%           --            --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     13.15%         7.29%           --            --         12.11%
For the year ended Dec. 31, 2005                      3.92%         4.71%           --            --          6.02%
For the year ended Dec. 31, 2006                     17.40%         7.80%         7.11%           --          0.98%
For the year ended Dec. 31, 2007                     (6.16%)        1.83%         0.78%        10.67%        10.68%
For the year ended Dec. 31, 2008                    (27.46%)      (31.94%)      (25.43%)      (34.33%)      (38.86%)
--------------------------------------------------------------------------------------------------------------------





 74    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                     CS           EV VT         EG VA        FID VIP       FID VIP
                                                   U.S. EQ      FLOATING-    FUNDAMENTAL   CONTRAFUND,   GRO & INC,
                                                   FLEX I      RATE INC(6)  LG CAP, CL 2  SERV CL 2(6)     SERV CL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.67            --       $  1.21            --       $  0.95
At Dec. 31, 2005                                   $  0.65            --       $  1.30            --       $  1.01
At Dec. 31, 2006                                   $  0.67            --       $  1.45            --       $  1.13
At Dec. 31, 2007                                   $  0.66       $  0.98       $  1.55       $  1.08       $  1.25
At Dec. 31, 2008                                   $  0.43       $  0.71       $  1.03       $  0.61       $  0.72
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       784            --            25            --         6,923
At Dec. 31, 2005                                       813            --            69            --         7,705
At Dec. 31, 2006                                       735            --           136            --         7,707
At Dec. 31, 2007                                       641           240           155         1,117         7,297
At Dec. 31, 2008                                       543         1,484           221         6,712         5,789
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   524            --       $    31            --       $ 6,546
At Dec. 31, 2005                                   $   525            --       $    89            --       $ 7,764
At Dec. 31, 2006                                   $   492            --       $   197            --       $ 8,698
At Dec. 31, 2007                                   $   422       $   236       $   241       $ 1,209       $ 9,142
At Dec. 31, 2008                                   $   232       $ 1,052       $   227       $ 4,124       $ 4,185
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --          2.47%           --          0.72%
For the year ended Dec. 31, 2005                        --            --          1.03%           --          1.35%
For the year ended Dec. 31, 2006                        --            --          1.34%           --          0.79%
For the year ended Dec. 31, 2007                        --          6.32%         0.88%         2.76%         1.68%
For the year ended Dec. 31, 2008                      0.08%         5.81%         1.48%         1.26%         1.02%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      9.88%           --          7.95%           --          4.81%
For the year ended Dec. 31, 2005                     (3.55%)          --          7.77%           --          6.57%
For the year ended Dec. 31, 2006                      3.83%           --         11.39%           --         12.00%
For the year ended Dec. 31, 2007                     (1.73%)       (1.83%)        7.04%         8.02%        10.99%
For the year ended Dec. 31, 2008                    (35.19%)      (27.80%)      (33.61%)      (43.21%)      (42.30%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    75

                                                   FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                 GRO & INC,     MID CAP,      MID CAP,      OVERSEAS,     OVERSEAS,
                                                  SERV CL 2      SERV CL      SERV CL 2      SERV CL      SERV CL 2
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.12       $  1.50       $  1.46       $  0.95       $  1.36
At Dec. 31, 2005                                   $  1.19       $  1.76       $  1.71       $  1.12       $  1.60
At Dec. 31, 2006                                   $  1.33       $  1.96       $  1.90       $  1.31       $  1.87
At Dec. 31, 2007                                   $  1.48       $  2.25       $  2.18       $  1.52       $  2.17
At Dec. 31, 2008                                   $  0.85       $  1.35       $  1.30       $  0.84       $  1.20
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       412         5,928           528         1,871           168
At Dec. 31, 2005                                       875         6,656         1,102         2,223           292
At Dec. 31, 2006                                     1,190         7,031         1,705         2,610           478
At Dec. 31, 2007                                     1,363         6,598         2,089         2,869           542
At Dec. 31, 2008                                     1,237         5,539         2,382         2,176           486
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   461       $ 8,907       $   772       $ 1,774       $   228
At Dec. 31, 2005                                   $ 1,042       $11,716       $ 1,883       $ 2,484       $   467
At Dec. 31, 2006                                   $ 1,586       $13,811       $ 3,247       $ 3,410       $   892
At Dec. 31, 2007                                   $ 2,013       $14,834       $ 4,548       $ 4,355       $ 1,175
At Dec. 31, 2008                                   $ 1,052       $ 7,464       $ 3,103       $ 1,837       $   585
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.33%           --            --          0.87%         0.42%
For the year ended Dec. 31, 2005                      0.96%         1.52%         1.15%         0.53%         0.39%
For the year ended Dec. 31, 2006                      0.60%         0.25%         0.15%         0.72%         0.57%
For the year ended Dec. 31, 2007                      1.32%         0.71%         0.48%         3.16%         2.72%
For the year ended Dec. 31, 2008                      0.96%         0.35%         0.25%         2.25%         2.39%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      4.58%        23.65%        23.54%        12.46%        12.29%
For the year ended Dec. 31, 2005                      6.44%        17.15%        16.96%        17.91%        17.72%
For the year ended Dec. 31, 2006                     11.85%        11.58%        11.40%        16.89%        16.72%
For the year ended Dec. 31, 2007                     10.85%        14.45%        14.30%        16.15%        16.00%
For the year ended Dec. 31, 2008                    (42.42%)      (40.05%)      (40.15%)      (44.37%)      (44.46%)
--------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                FTVIPT FRANK                   FTVIPT
                                                 GLOBAL REAL  FTVIPT FRANK     MUTUAL      FTVIPT TEMP     GS VIT
                                                    EST,       SM CAP VAL,   SHARES SEC,    FOR SEC,    MID CAP VAL,
                                                    CL 2          CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  2.06       $  1.76       $  1.25       $  1.06       $  1.79
At Dec. 31, 2005                                   $  2.31       $  1.90       $  1.36       $  1.16       $  2.00
At Dec. 31, 2006                                   $  2.76       $  2.20       $  1.60       $  1.40       $  2.30
At Dec. 31, 2007                                   $  2.17       $  2.13       $  1.64       $  1.60       $  2.36
At Dec. 31, 2008                                   $  1.24       $  1.41       $  1.02       $  0.94       $  1.47
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                     1,727           791            88         2,266         2,817
At Dec. 31, 2005                                     2,155         1,369           255         2,781         3,989
At Dec. 31, 2006                                     2,353         1,584           527         2,805         4,422
At Dec. 31, 2007                                     2,195         1,622           901         2,778         4,623
At Dec. 31, 2008                                     1,727         1,135           996         1,571         3,997
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $ 3,549       $ 1,391       $   110       $ 2,409       $ 5,039
At Dec. 31, 2005                                   $ 4,982       $ 2,596       $   348       $ 3,227       $ 7,978
At Dec. 31, 2006                                   $ 6,502       $ 3,481       $   844       $ 3,918       $10,183
At Dec. 31, 2007                                   $ 4,756       $ 3,449       $ 1,479       $ 4,440       $10,889
At Dec. 31, 2008                                   $ 2,137       $ 1,602       $ 1,019       $ 1,484       $ 5,873
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      1.76%         0.17%         0.61%         1.07%         0.68%
For the year ended Dec. 31, 2005                      1.36%         0.75%         0.81%         1.15%         0.66%
For the year ended Dec. 31, 2006                      1.98%         0.62%         1.28%         1.22%         1.03%
For the year ended Dec. 31, 2007                      2.41%         0.66%         1.46%         1.98%         0.78%
For the year ended Dec. 31, 2008                      1.02%         1.11%         3.08%         2.29%         1.02%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     30.62%        22.64%        11.62%        17.47%        24.76%
For the year ended Dec. 31, 2005                     12.46%         7.80%         9.57%         9.18%        11.82%
For the year ended Dec. 31, 2006                     19.51%        15.93%        17.32%        20.36%        15.13%
For the year ended Dec. 31, 2007                    (21.58%)       (3.26%)        2.55%        14.42%         2.27%
For the year ended Dec. 31, 2008                    (42.91%)      (33.62%)      (37.67%)      (40.91%)      (37.62%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    77

                                                   GS VIT        GS VIT
                                                   STRUCTD       STRUCTD     JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                 SM CAP EQ,     U.S. EQ,    GLOBAL TECH,    OVERSEAS,      JANUS,
                                                    INST          INST          SERV          SERV         SERV(6)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.44       $  0.94       $  0.45       $  0.82            --
At Dec. 31, 2005                                   $  1.51       $  0.99       $  0.49       $  1.07            --
At Dec. 31, 2006                                   $  1.68       $  1.11       $  0.53       $  1.56            --
At Dec. 31, 2007                                   $  1.39       $  1.08       $  0.63       $  1.98       $  1.04
At Dec. 31, 2008                                   $  0.91       $  0.67       $  0.35       $  0.94       $  0.62
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       462         1,362           638         2,058            --
At Dec. 31, 2005                                       443         3,244           828         2,282            --
At Dec. 31, 2006                                       531         4,106         1,155         3,208            --
At Dec. 31, 2007                                       537         3,964         1,646         4,242           769
At Dec. 31, 2008                                       425         2,797         1,521         3,779         5,662
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   665       $ 1,279       $   284       $ 1,691            --
At Dec. 31, 2005                                   $   671       $ 3,214       $   408       $ 2,452            --
At Dec. 31, 2006                                   $   894       $ 4,552       $   608       $ 5,009            --
At Dec. 31, 2007                                   $   748       $ 4,284       $ 1,045       $ 8,404       $   799
At Dec. 31, 2008                                   $   387       $ 1,887       $   536       $ 3,544       $ 3,507
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.21%         1.56%           --          0.87%           --
For the year ended Dec. 31, 2005                      0.25%         1.06%           --          1.10%           --
For the year ended Dec. 31, 2006                      0.72%         1.19%           --          1.94%           --
For the year ended Dec. 31, 2007                      0.36%         1.01%         0.38%         0.46%         1.05%
For the year ended Dec. 31, 2008                      0.64%         1.42%         0.09%         1.09%         0.72%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%           --
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     15.28%        13.91%        (0.34%)       17.62%           --
For the year ended Dec. 31, 2005                      5.12%         5.56%        10.55%        30.76%           --
For the year ended Dec. 31, 2006                     11.27%        11.88%         6.86%        45.32%           --
For the year ended Dec. 31, 2007                    (17.24%)       (2.51%)       20.60%        26.86%         3.81%
For the year ended Dec. 31, 2008                    (34.62%)      (37.56%)      (44.47%)      (52.66%)      (40.41%)
--------------------------------------------------------------------------------------------------------------------





 78    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                 LAZARD
                                                 JANUS ASPEN   RETIRE INTL     MFS INV         MFS           MFS
                                                 ENTERPRISE,       EQ,       GRO STOCK,     NEW DIS,     UTILITIES,
                                                    SERV          SERV         SERV CL       SERV CL       SERV CL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.58       $  0.96       $  0.67       $  0.86       $  1.47
At Dec. 31, 2005                                   $  0.64       $  1.05       $  0.69       $  0.90       $  1.70
At Dec. 31, 2006                                   $  0.72       $  1.28       $  0.73       $  1.01       $  2.21
At Dec. 31, 2007                                   $  0.87       $  1.40       $  0.81       $  1.02       $  2.79
At Dec. 31, 2008                                   $  0.49       $  0.88       $  0.50       $  0.61       $  1.72
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       745         1,671         2,093         1,893            29
At Dec. 31, 2005                                       786         2,006         2,562         1,711           139
At Dec. 31, 2006                                       707         2,258         2,585         1,521           227
At Dec. 31, 2007                                       811         2,139         2,642         1,358           286
At Dec. 31, 2008                                       805         1,409         2,248         1,094           394
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   432       $ 1,605       $ 1,397       $ 1,635       $    43
At Dec. 31, 2005                                   $   506       $ 2,113       $ 1,767       $ 1,537       $   236
At Dec. 31, 2006                                   $   511       $ 2,889       $ 1,895       $ 1,530       $   500
At Dec. 31, 2007                                   $   707       $ 3,004       $ 2,132       $ 1,384       $   796
At Dec. 31, 2008                                   $   391       $ 1,235       $ 1,133       $   668       $   677
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          0.54%           --            --          0.45%
For the year ended Dec. 31, 2005                        --          1.02%         0.13%           --          0.36%
For the year ended Dec. 31, 2006                        --          1.04%           --            --          1.70%
For the year ended Dec. 31, 2007                      0.07%         2.47%         0.08%           --          0.77%
For the year ended Dec. 31, 2008                      0.06%         1.09%         0.30%           --          1.25%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     19.40%        13.95%         8.01%         5.26%        28.68%
For the year ended Dec. 31, 2005                     11.03%         9.66%         3.30%         4.09%        15.53%
For the year ended Dec. 31, 2006                     12.29%        21.43%         6.34%        11.92%        29.79%
For the year ended Dec. 31, 2007                     20.64%         9.79%        10.02%         1.33%        26.41%
For the year ended Dec. 31, 2008                    (44.36%)      (37.58%)      (37.55%)      (40.06%)      (38.37%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    79

                                                               OPPEN MAIN       OPPEN       PIMCO VIT
                                                OPPEN GLOBAL    ST SM CAP     STRATEGIC    ALL ASSET,    PIONEER EQ
                                                   SEC VA,         VA,        BOND VA,       ADVISOR      INC VCT,
                                                   SERV(4)       SERV(4)       SERV(4)        CL(6)         CL II
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --            --            --            --       $  1.28
At Dec. 31, 2005                                        --            --            --            --       $  1.33
At Dec. 31, 2006                                   $  1.07       $  1.00       $  1.04            --       $  1.61
At Dec. 31, 2007                                   $  1.12       $  0.98       $  1.13       $  1.05       $  1.61
At Dec. 31, 2008                                   $  0.66       $  0.60       $  0.96       $  0.88       $  1.11
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --            --            --            --            73
At Dec. 31, 2005                                        --            --            --            --           129
At Dec. 31, 2006                                        30            25            56            --           404
At Dec. 31, 2007                                       101           134         1,171           647           464
At Dec. 31, 2008                                       231           226         5,686         4,390           453
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --            --            --            --       $    93
At Dec. 31, 2005                                        --            --            --            --       $   173
At Dec. 31, 2006                                   $    32       $    25       $    58            --       $   653
At Dec. 31, 2007                                   $   113       $   131       $ 1,325       $   681       $   747
At Dec. 31, 2008                                   $   153       $   136       $ 5,455       $ 3,850       $   502
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --            --          2.70%
For the year ended Dec. 31, 2005                        --            --            --            --          2.28%
For the year ended Dec. 31, 2006                        --            --            --            --          2.89%
For the year ended Dec. 31, 2007                      0.66%         0.07%         1.01%        16.79%         2.32%
For the year ended Dec. 31, 2008                      1.08%         0.27%         2.99%         7.52%         2.60%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --            --            --            --          0.90%
For the year ended Dec. 31, 2005                        --            --            --            --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%           --          0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --            --            --            --         15.00%
For the year ended Dec. 31, 2005                        --            --            --            --          4.58%
For the year ended Dec. 31, 2006                      6.62%         0.14%         4.28%           --         21.03%
For the year ended Dec. 31, 2007                      5.13%        (2.28%)        8.56%         4.96%        (0.36%)
For the year ended Dec. 31, 2008                    (40.87%)      (38.56%)      (15.25%)      (16.67%)      (31.10%)
--------------------------------------------------------------------------------------------------------------------





 80    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   PIONEER
                                                  INTL VAL       PUT VT        PUT VT        PUT VT        PUT VT
                                                    VCT,       GLOBAL HLTH    HI YIELD,     INTL EQ,      INTL NEW
                                                  CL II(5)     CARE, CL IB      CL IB         CL IB      OPP, CL IB
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --       $  1.15       $  1.36       $  1.34       $  0.83
At Dec. 31, 2005                                        --       $  1.29       $  1.39       $  1.49       $  0.98
At Dec. 31, 2006                                   $  1.01       $  1.31       $  1.52       $  1.88       $  1.22
At Dec. 31, 2007                                   $  1.13       $  1.29       $  1.55       $  2.02       $  1.37
At Dec. 31, 2008                                   $  0.61       $  1.06       $  1.14       $  1.12       $  0.78
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --             7           556            46           857
At Dec. 31, 2005                                        --            28           626            71           891
At Dec. 31, 2006                                       220            49           715            88           853
At Dec. 31, 2007                                       231            68           764           117           841
At Dec. 31, 2008                                       229           159           567            87           634
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --       $     8       $   757       $    61       $   713
At Dec. 31, 2005                                        --       $    36       $   871       $   106       $   869
At Dec. 31, 2006                                   $   222       $    64       $ 1,088       $   165       $ 1,040
At Dec. 31, 2007                                   $   261       $    88       $ 1,186       $   237       $ 1,150
At Dec. 31, 2008                                   $   141       $   169       $   645       $    97       $   495
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --          0.14%         7.44%         1.39%         0.94%
For the year ended Dec. 31, 2005                        --          0.03%         7.95%         1.23%         0.65%
For the year ended Dec. 31, 2006                        --          0.25%         7.13%         0.56%         1.28%
For the year ended Dec. 31, 2007                      0.33%         0.76%         7.62%         2.52%         0.82%
For the year ended Dec. 31, 2008                      1.29%           --         10.03%         2.21%         1.63%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                        --          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --          6.16%         9.55%        15.15%        12.33%
For the year ended Dec. 31, 2005                        --         12.19%         2.17%        11.19%        17.31%
For the year ended Dec. 31, 2006                      0.69%         1.87%         9.53%        26.58%        25.00%
For the year ended Dec. 31, 2007                     12.22%        (1.50%)        1.87%         7.39%        12.19%
For the year ended Dec. 31, 2008                    (45.64%)      (17.81%)      (26.73%)      (44.45%)      (43.00%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    81

                                                   PUT VT        PUT VT         ROYCE         DISC          DISC
                                                  NEW OPP,       VISTA,      MICRO-CAP,   ASSET ALLOC,  ASSET ALLOC,
                                                    CL IA         CL IB       INVEST CL      AGGR(7)     CONSERV(7)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.25       $  0.64       $  1.88            --            --
At Dec. 31, 2005                                   $  1.37       $  0.72       $  2.08            --            --
At Dec. 31, 2006                                   $  1.47       $  0.75       $  2.49            --            --
At Dec. 31, 2007                                   $  1.55       $  0.77       $  2.57            --            --
At Dec. 31, 2008                                   $  0.94       $  0.42       $  1.44       $  0.71       $  0.84
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                    11,509           743         2,826            --            --
At Dec. 31, 2005                                    10,054           789         2,837            --            --
At Dec. 31, 2006                                     8,907           675         2,857            --            --
At Dec. 31, 2007                                     8,022           618         2,726            --            --
At Dec. 31, 2008                                     6,663           542         1,947           212            14
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $14,381       $   479       $ 5,307            --            --
At Dec. 31, 2005                                   $13,737       $   565       $ 5,893            --            --
At Dec. 31, 2006                                   $13,126       $   505       $ 7,122            --            --
At Dec. 31, 2007                                   $12,420       $   476       $ 7,002            --            --
At Dec. 31, 2008                                   $ 6,276       $   225       $ 2,811       $   150       $    11
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                      0.37%           --          0.56%           --            --
For the year ended Dec. 31, 2006                      0.18%           --          0.19%           --            --
For the year ended Dec. 31, 2007                      0.16%           --          1.42%           --            --
For the year ended Dec. 31, 2008                      0.31%           --          2.29%           --            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2005                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%           --            --
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      9.58%        17.54%        12.83%           --            --
For the year ended Dec. 31, 2005                      9.34%        11.15%        10.61%           --            --
For the year ended Dec. 31, 2006                      7.85%         4.51%        19.99%           --            --
For the year ended Dec. 31, 2007                      5.06%         2.87%         3.04%           --            --
For the year ended Dec. 31, 2008                    (39.17%)      (46.03%)      (43.78%)      (29.86%)      (16.44%)
--------------------------------------------------------------------------------------------------------------------





 82    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                DISC        RVS PTNRS
                                                    DISC          DISC      ASSET ALLOC,       VP         RVS PTNRS
                                                ASSET ALLOC,  ASSET ALLOC,       MOD       FUNDAMENTAL    VP SELECT
                                                   MOD(7)      MOD AGGR(7)   CONSERV(7)      VAL(6)        VAL(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --            --            --            --            --
At Dec. 31, 2005                                        --            --            --            --            --
At Dec. 31, 2006                                        --            --            --            --       $  1.05
At Dec. 31, 2007                                        --            --            --       $  0.97       $  1.11
At Dec. 31, 2008                                   $  0.76       $  0.73       $  0.79       $  0.59       $  0.69
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --            --            --            --            --
At Dec. 31, 2005                                        --            --            --            --            --
At Dec. 31, 2006                                        --            --            --            --            --
At Dec. 31, 2007                                        --            --            --           567             7
At Dec. 31, 2008                                       395           103            31         4,123           102
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --            --            --            --            --
At Dec. 31, 2005                                        --            --            --            --            --
At Dec. 31, 2006                                        --            --            --            --       $     1
At Dec. 31, 2007                                        --            --            --       $   550       $     8
At Dec. 31, 2008                                   $   300       $    75       $    25       $ 2,435       $    71
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                        --            --            --            --            --
For the year ended Dec. 31, 2006                        --            --            --            --          1.84%
For the year ended Dec. 31, 2007                        --            --            --          1.20%         1.33%
For the year ended Dec. 31, 2008                        --            --            --          0.01%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                        --            --            --            --            --
For the year ended Dec. 31, 2006                        --            --            --            --          0.90%
For the year ended Dec. 31, 2007                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --            --            --            --            --
For the year ended Dec. 31, 2005                        --            --            --            --            --
For the year ended Dec. 31, 2006                        --            --            --            --          5.32%
For the year ended Dec. 31, 2007                        --            --            --         (3.23%)        5.08%
For the year ended Dec. 31, 2008                    (24.75%)      (27.20%)      (21.14%)      (39.13%)      (37.25%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    83

                                                  RVS PTNRS        RVS           RVS           RVS           RVS
                                                  VP SM CAP        VP            VP            VP            VP
                                                     VAL           BAL        CASH MGMT     DIV BOND     DIV EQ INC
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  1.40       $  0.92       $ 1.02        $  1.21       $  1.35
At Dec. 31, 2005                                   $  1.47       $  0.95       $ 1.04        $  1.22       $  1.52
At Dec. 31, 2006                                   $  1.75       $  1.07       $ 1.07        $  1.27       $  1.81
At Dec. 31, 2007                                   $  1.65       $  1.08       $ 1.12        $  1.32       $  1.93
At Dec. 31, 2008                                   $  1.12       $  0.75       $ 1.13        $  1.23       $  1.14
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                       126        32,215        4,552          7,907         5,088
At Dec. 31, 2005                                       259        29,353        4,826          8,613         8,146
At Dec. 31, 2006                                       401        26,606        5,993          9,617        11,103
At Dec. 31, 2007                                       723        24,520        7,117         11,883        13,179
At Dec. 31, 2008                                     2,549        19,230        7,983         14,554        14,276
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $   176       $29,642       $4,641        $ 9,555       $ 6,881
At Dec. 31, 2005                                   $   381       $27,817       $5,003        $10,534       $12,392
At Dec. 31, 2006                                   $   700       $28,583       $6,434        $12,171       $20,045
At Dec. 31, 2007                                   $ 1,191       $26,559       $7,938        $15,679       $25,471
At Dec. 31, 2008                                   $ 2,847       $14,467       $9,024        $17,830       $16,279
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      0.05%         2.02%        0.92%          3.91%         1.65%
For the year ended Dec. 31, 2005                      0.24%         2.58%        2.57%          3.71%         1.62%
For the year ended Dec. 31, 2006                      0.43%         2.48%        4.43%          4.37%         1.41%
For the year ended Dec. 31, 2007                      0.90%         2.87%        4.72%          4.75%         1.57%
For the year ended Dec. 31, 2008                      0.06%         0.25%        2.26%          0.41%         0.08%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2005                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%        0.90%          0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     18.94%         8.62%       (0.16%)         3.55%        17.15%
For the year ended Dec. 31, 2005                      4.82%         2.99%        1.69%          1.21%        12.49%
For the year ended Dec. 31, 2006                     19.18%        13.36%        3.55%          3.48%        18.67%
For the year ended Dec. 31, 2007                     (5.75%)        0.82%        3.89%          4.25%         7.05%
For the year ended Dec. 31, 2008                    (32.19%)      (30.54%)       1.35%         (7.15%)      (41.00%)
--------------------------------------------------------------------------------------------------------------------





 84    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                 RVS VP
                                                     RVS         GLOBAL          SEL           RVS           RVS
                                                  VP GLOBAL     INFLATION        VP           VP HI          VP
                                                    BOND       PROT SEC(4)       GRO       YIELD BOND    INC OPP(4)
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $ 1.47            --        $  0.58       $  1.26            --
At Dec. 31, 2005                                   $ 1.39            --        $  0.62       $  1.30            --
At Dec. 31, 2006                                   $ 1.47        $ 1.03        $  0.69       $  1.43       $  1.05
At Dec. 31, 2007                                   $ 1.57        $ 1.10        $  0.70       $  1.44       $  1.07
At Dec. 31, 2008                                   $ 1.54        $ 1.09        $  0.39       $  1.07       $  0.86
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                      748            --          1,984         2,266            --
At Dec. 31, 2005                                    1,346            --          3,190         2,900            --
At Dec. 31, 2006                                    1,646            10          4,510         3,372             6
At Dec. 31, 2007                                    2,335           424          5,980         3,544           379
At Dec. 31, 2008                                    3,493         2,466         10,135         2,371         2,138
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $1,102            --        $ 1,149       $ 2,858            --
At Dec. 31, 2005                                   $1,868            --        $ 1,988       $ 3,771            --
At Dec. 31, 2006                                   $2,416        $   12        $ 3,094       $ 4,815       $     8
At Dec. 31, 2007                                   $3,655        $  467        $ 4,191       $ 5,108       $   405
At Dec. 31, 2008                                   $5,396        $2,697        $ 3,917       $ 2,535       $ 1,837
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                     4.09%           --           0.33%         6.98%           --
For the year ended Dec. 31, 2005                     3.75%           --           0.39%         6.44%           --
For the year ended Dec. 31, 2006                     3.27%         7.51%          0.88%         7.44%         6.43%
For the year ended Dec. 31, 2007                     3.64%         2.62%          1.00%         7.42%         6.99%
For the year ended Dec. 31, 2008                     7.32%         2.58%          0.20%         0.32%         0.06%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                     0.90%           --           0.90%         0.90%           --
For the year ended Dec. 31, 2005                     0.90%           --           0.90%         0.90%           --
For the year ended Dec. 31, 2006                     0.90%         0.90%          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%         0.90%          0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                     0.90%         0.90%          0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                     9.04%           --           7.46%        10.40%           --
For the year ended Dec. 31, 2005                    (5.85%)          --           7.64%         3.09%           --
For the year ended Dec. 31, 2006                     5.78%         3.09%         10.09%         9.83%         5.07%
For the year ended Dec. 31, 2007                     6.68%         6.97%          2.14%         0.94%         1.71%
For the year ended Dec. 31, 2008                    (1.33%)       (0.76%)       (44.84%)      (25.85%)      (19.54%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    85

                                                     RVS         SEL VP        RVS VP        RVS VP          RVS
                                                     VP          LG CAP        MID CAP       MID CAP         VP
                                                   DYN EQ        VAL(4)          GRO         VAL(4)        S&P 500
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $  0.73            --       $  1.20            --       $  0.89
At Dec. 31, 2005                                   $  0.77            --       $  1.31            --       $  0.92
At Dec. 31, 2006                                   $  0.88       $  1.10       $  1.29       $  1.03       $  1.05
At Dec. 31, 2007                                   $  0.89       $  1.09       $  1.46       $  1.13       $  1.09
At Dec. 31, 2008                                   $  0.51       $  0.65       $  0.80       $  0.61       $  0.68
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                    54,272            --            37            --         4,986
At Dec. 31, 2005                                    48,497            --            86            --         6,573
At Dec. 31, 2006                                    49,649             1           319            17         6,777
At Dec. 31, 2007                                    44,581            13           386           201         7,112
At Dec. 31, 2008                                    36,252            67           385           322         5,257
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $39,523            --       $    45            --       $ 4,435
At Dec. 31, 2005                                   $37,163            --       $   113            --       $ 6,050
At Dec. 31, 2006                                   $43,470       $     2       $   412       $    18       $ 7,126
At Dec. 31, 2007                                   $39,816       $    14       $   563       $   226       $ 7,783
At Dec. 31, 2008                                   $18,558       $    44       $   307       $   197       $ 3,586
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                      1.05%           --            --            --          1.52%
For the year ended Dec. 31, 2005                      1.11%           --            --            --          1.41%
For the year ended Dec. 31, 2006                      1.19%         2.06%         0.30%         1.18%         1.46%
For the year ended Dec. 31, 2007                      1.31%         1.63%         0.05%         0.81%         1.65%
For the year ended Dec. 31, 2008                      0.23%         0.05%         0.02%           --          0.08%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2005                      0.90%           --          0.90%           --          0.90%
For the year ended Dec. 31, 2006                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                      4.94%           --          8.13%           --          9.28%
For the year ended Dec. 31, 2005                      5.23%           --          9.14%           --          3.47%
For the year ended Dec. 31, 2006                     14.25%        10.59%        (0.96%)        2.40%        14.23%
For the year ended Dec. 31, 2007                      2.01%        (1.35%)       12.72%         9.36%         4.07%
For the year ended Dec. 31, 2008                    (42.68%)      (40.00%)      (45.34%)      (45.60%)      (37.66%)
--------------------------------------------------------------------------------------------------------------------





 86    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                   RVS VP        SEL VP         THDL          THDL          THIRD
                                                    SHORT        SM CAP          VP            VP            AVE
                                                  DURATION         VAL        EMER MKTS     INTL OPP         VAL
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                   $ 1.12        $  1.28       $  1.46       $  0.64       $  1.84
At Dec. 31, 2005                                   $ 1.13        $  1.33       $  1.93       $  0.73       $  2.08
At Dec. 31, 2006                                   $ 1.16        $  1.47       $  2.56       $  0.90       $  2.39
At Dec. 31, 2007                                   $ 1.21        $  1.40       $  3.51       $  1.00       $  2.26
At Dec. 31, 2008                                   $ 1.17        $  0.85       $  1.61       $  0.59       $  1.26
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                    2,469            852           295        20,215         3,646
At Dec. 31, 2005                                    2,686          1,026           815        19,504         3,980
At Dec. 31, 2006                                    2,978          1,095           958        18,415         3,994
At Dec. 31, 2007                                    3,152            988         1,167        16,842         3,760
At Dec. 31, 2008                                    2,710            807         2,006        13,515         2,481
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                   $2,767        $ 1,092       $   431       $13,038       $ 6,690
At Dec. 31, 2005                                   $3,030        $ 1,366       $ 1,576       $14,195       $ 8,297
At Dec. 31, 2006                                   $3,457        $ 1,615       $ 2,458       $16,493       $ 9,554
At Dec. 31, 2007                                   $3,819        $ 1,382       $ 4,098       $16,846       $ 8,486
At Dec. 31, 2008                                   $3,168        $   688       $ 3,231       $ 7,980       $ 3,126
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                     2.48%            --          2.66%         1.13%         0.54%
For the year ended Dec. 31, 2005                     2.90%            --          0.21%         1.41%         1.34%
For the year ended Dec. 31, 2006                     3.81%          0.04%         0.34%         1.94%         1.31%
For the year ended Dec. 31, 2007                     4.18%          0.16%         0.58%         0.99%         2.17%
For the year ended Dec. 31, 2008                     0.15%            --          0.70%         2.34%         0.78%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                     0.90%          0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                     0.90%          0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                    (0.05%)        17.48%        23.03%        16.35%        18.82%
For the year ended Dec. 31, 2005                     0.67%          3.89%        32.60%        12.85%        13.60%
For the year ended Dec. 31, 2006                     2.92%         10.69%        32.71%        23.06%        14.74%
For the year ended Dec. 31, 2007                     4.38%         (5.05%)       36.87%        11.67%        (5.66%)
For the year ended Dec. 31, 2008                    (3.51%)       (39.15%)      (54.12%)      (40.97%)      (44.16%)
--------------------------------------------------------------------------------------------------------------------





                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    87

                                                                VANK UIF
                                                  VANK LIT     GLOBAL REAL    VANK UIF
                                                  COMSTOCK,       EST,      MID CAP GRO,     WANGER        WANGER
                                                  CL II(6)      CL II(6)      CL II(6)        INTL           USA
                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                        --            --            --       $  1.14       $  1.58
At Dec. 31, 2005                                        --            --            --       $  1.37       $  1.75
At Dec. 31, 2006                                        --            --            --       $  1.87       $  1.87
At Dec. 31, 2007                                   $  0.91       $  0.87       $  1.09       $  2.15       $  1.95
At Dec. 31, 2008                                   $  0.58       $  0.48       $  0.57       $  1.16       $  1.17
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                        --            --            --         2,345         3,089
At Dec. 31, 2005                                        --            --            --         3,190         4,102
At Dec. 31, 2006                                        --            --            --         4,080         4,653
At Dec. 31, 2007                                       502           157            80         4,438         4,763
At Dec. 31, 2008                                     3,406         1,950           235         4,995         4,308
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                        --            --            --       $ 2,671       $ 4,891
At Dec. 31, 2005                                        --            --            --       $ 4,376       $ 7,161
At Dec. 31, 2006                                        --            --            --       $ 7,610       $ 8,684
At Dec. 31, 2007                                   $   459       $   136       $    87       $ 9,540       $ 9,284
At Dec. 31, 2008                                   $ 1,980       $   934       $   135       $ 5,789       $ 5,019
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                        --            --            --          0.57%           --
For the year ended Dec. 31, 2005                        --            --            --          1.00%           --
For the year ended Dec. 31, 2006                        --            --            --          0.49%         0.22%
For the year ended Dec. 31, 2007                        --          0.40%           --          0.81%           --
For the year ended Dec. 31, 2008                      1.33%         2.99%         0.83%         0.94%           --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2005                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2006                        --            --            --          0.90%         0.90%
For the year ended Dec. 31, 2007                      0.90%         0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                      0.90%         0.90%         0.90%         0.90%         0.90%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                        --            --            --         29.10%        17.27%
For the year ended Dec. 31, 2005                        --            --            --         20.44%        10.26%
For the year ended Dec. 31, 2006                        --            --            --         35.94%         6.91%
For the year ended Dec. 31, 2007                     (8.81%)      (12.27%)        8.39%        15.26%         4.44%
For the year ended Dec. 31, 2008                    (36.38%)      (44.84%)      (47.29%)      (46.09%)      (40.23%)
--------------------------------------------------------------------------------------------------------------------





 88    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                            VT            VT            VT            VT
                                                        ASSET ALLOC    INTL CORE        OPP       SM CAP GRO
                                                       ------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2004                                          $  1.20       $  1.29       $  1.32       $  1.33
At Dec. 31, 2005                                          $  1.25       $  1.40       $  1.41       $  1.40
At Dec. 31, 2006                                          $  1.39       $  1.68       $  1.57       $  1.70
At Dec. 31, 2007                                          $  1.48       $  1.87       $  1.66       $  1.91
At Dec. 31, 2008                                          $  1.04       $  1.05       $  0.99       $  1.11
-------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2004                                              155            29            24            69
At Dec. 31, 2005                                              205            42            54           123
At Dec. 31, 2006                                              236            32            68           279
At Dec. 31, 2007                                              264            54            78           365
At Dec. 31, 2008                                              247            51            85           371
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2004                                          $   186       $    37       $    32       $    91
At Dec. 31, 2005                                          $   255       $    58       $    76       $   172
At Dec. 31, 2006                                          $   327       $    54       $   107       $   475
At Dec. 31, 2007                                          $   391       $   101       $   129       $   699
At Dec. 31, 2008                                          $   257       $    54       $    84       $   412
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2004                             3.18%         0.20%           --            --
For the year ended Dec. 31, 2005                             2.14%         2.23%           --            --
For the year ended Dec. 31, 2006                             2.34%         1.67%           --            --
For the year ended Dec. 31, 2007                             2.29%         0.01%         0.61%           --
For the year ended Dec. 31, 2008                             2.42%         2.07%         2.12%           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2004                             0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                             0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                             0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2007                             0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2008                             0.90%         0.90%         0.90%         0.90%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2004                             8.36%         8.65%        17.02%        12.75%
For the year ended Dec. 31, 2005                             4.05%         8.69%         6.84%         5.29%
For the year ended Dec. 31, 2006                            11.14%        19.73%        11.22%        21.66%
For the year ended Dec. 31, 2007                             6.63%        11.65%         5.67%        12.79%
For the year ended Dec. 31, 2008                           (29.75%)      (43.92%)      (40.64%)      (41.95%)
-------------------------------------------------------------------------------------------------------------





   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.


   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.


   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


   (4) New price level operations commenced on May 1, 2006.


   (5) New price level operations commenced on Dec. 15, 2006.


   (6) New price level operations commenced on June 11, 2007.


   (7) New price level operations commenced on May 1, 2008.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    89

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2008 and 2007, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 27, 2009


 90    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2008          2007

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $1,403,180;
  2007, $1,423,878)                                                     $1,279,025    $1,404,480
Commercial mortgage loans, at cost (less allowance for loan losses:
2008 and 2007, $1,188)                                                     210,786       226,481
Policy loans                                                                36,226        35,734
Trading securities                                                              87           130
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,526,124     1,666,825

Cash and cash equivalents                                                  195,886       206,475
Reinsurance recoverables                                                    69,619        54,057
Amounts due from brokers                                                       371           206
Deferred income taxes, net                                                  38,513            --
Other accounts receivable                                                    5,597         5,618
Accrued investment income                                                   17,651        18,413
Deferred acquisition costs                                                 242,555       234,561
Deferred sales inducement costs                                             23,808        19,447
Other assets                                                                65,311        23,479
Separate account assets                                                  2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total assets                                                        $4,433,456    $5,316,309
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,834,858    $1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
Amounts due to brokers                                                      38,625            --
Deferred income taxes, net                                                      --        13,853
Other liabilities                                                           21,647        12,789
Separate account liabilities                                             2,248,021     3,087,228
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,151,491     4,896,062
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,646       106,637
Retained earnings                                                          236,963       321,909
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                         (63,644)      (10,299)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             281,965       420,247
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $4,433,456    $5,316,309
=================================================================================================




See accompanying Notes to Financial Statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    91

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

REVENUES
Premiums                                                         $ 28,203      $ 26,804      $ 27,103
Net investment income                                              94,421       109,190       119,142
Policy and contract charges                                        70,900        65,555        57,983
Other revenue                                                      15,389        12,204         9,060
Net realized investment gains (losses)                            (24,117)        6,583         3,936
-------------------------------------------------------------------------------------------------------
    Total revenues                                                184,796       220,336       217,224
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   65,151        44,513        34,712
Interest credited to fixed accounts                                52,997        55,666        61,641
Amortization of deferred acquisition costs                         41,554        28,038        24,259
Separation costs                                                       --          (571)        2,756
Other insurance and operating expenses                             40,408        31,194        24,909
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   200,110       158,840       148,277
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                              (15,314)       61,496        68,947
Income tax provision (benefit)                                     (9,350)       19,000        22,957
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ (5,964)     $ 42,496      $ 45,990
=======================================================================================================




See accompanying Notes to Financial Statements.


 92    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2008          2007          2006

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  (5,964)    $  42,496     $  45,990
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                           (33,586)      (40,757)      (38,786)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                            44,145        30,084        26,455
  Premium and discount amortization on Available-for-Sale            2,702         3,549         4,380
  Deferred income taxes, net                                       (22,571)        1,184         4,877
  Contractholder and policyholder charges, non-cash                (16,766)      (14,618)      (13,937)
  Net realized investment (gains) losses                            24,117        (6,583)       (3,936)
Change in operating assets and liabilities:
  Trading securities, net                                               43           (35)          (47)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               20,723        13,822        10,813
  Policy claims and other policyholders' funds                       1,880        (2,746)        3,005
  Reinsurance recoverables                                         (15,562)       (6,937)       (8,445)
  Other accounts receivable                                             21          (353)       (1,592)
  Accrued investment income                                            762         4,198           635
  Other assets and liabilities, net                                 95,499       (12,238)       (1,750)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           95,443        11,066        27,662
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               15,114       322,740       131,036
  Maturities, sinking fund payments and calls                      166,854       116,456        92,911
  Purchases                                                       (188,068)      (74,488)     (129,842)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                             15,695        39,049        28,865
  Purchases                                                             --        (8,889)      (39,000)
Change in policy loans, net                                           (492)       (1,897)       (2,331)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                            9,103       392,971        81,639
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                          143,543        73,045        87,532
  Net transfers from (to) separate accounts                            820        (1,625)      (11,788)
  Surrenders and other benefits                                   (174,838)     (212,962)     (185,232)
Other                                                               (7,669)           --            --
Tax adjustment of share-based incentive compensation plan                9            20            17
Cash dividends to RiverSource Life Insurance Company               (77,000)      (83,000)      (25,000)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                             (115,135)     (224,522)     (134,471)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               (10,589)      179,515       (25,170)
Cash and cash equivalents at beginning of year                     206,475        26,960        52,130
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                         $ 195,886     $ 206,475     $  26,960
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  17,501     $  19,122     $  11,946
  Interest paid on borrowings                                           --            --           247



See accompanying Notes to Financial Statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    93

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2008
(IN THOUSANDS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600      $350,654        $   (215)      $459,039
Comprehensive income:
  Net income                                         --             --        45,990              --         45,990
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (11,056)       (11,056)
                                                                                                         ------------
Total comprehensive income                                                                                   34,934
Tax adjustment of share-based incentive
compensation plan                                    --             17            --              --             17
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (25,000)             --        (25,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of tax          --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                         --             --        42,496              --         42,496
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --             972            972
                                                                                                         ------------
Total comprehensive income                                                                                   43,468
Tax adjustment of share-based incentive
compensation plan                                    --             20            --              --             20
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (83,000)             --        (83,000)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of tax          --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                           --             --        (5,964)             --         (5,964)
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                           --             --            --         (53,345)       (53,345)
                                                                                                         ------------
Total comprehensive loss                                                                                    (59,309)
Tax adjustment of share-based incentive
compensation plan                                    --              9            --              --              9
Cash dividends to RiverSource Life Insurance
Company                                              --             --       (77,000)             --        (77,000)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                    $2,000       $106,646      $236,963        $(63,644)      $281,965
=====================================================================================================================




See accompanying Notes to Financial Statements.


 94    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life of NY reclassified the mark-to-market adjustment on derivatives hedging variable annuity living benefits from net investment income to benefits, claims, losses and settlement expenses where the mark-to-market adjustment on the related embedded derivative resides. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassification did not result in any change to net income or shareholder's equity.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    95

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the mark-to-market adjustment made to RiverSource Life of NY's previously reported Statements of Income for the year 2007. There is no impact of the reclassification on the 2006 Statements of Income because RiverSource Life of NY had no derivative instruments in 2006.

                                                                            DECEMBER 31, 2007
                                                                       --------------------------
                                                                        PREVIOUSLY
(IN THOUSANDS)                                                           REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                                 $ 26,804      $ 26,804
Net investment income                                                     113,321       109,190
Policy and contract charges                                                65,555        65,555
Other revenue                                                              12,204        12,204
Net realized investment gain                                                6,583         6,583
-------------------------------------------------------------------------------------------------
  Total revenues                                                          224,467       220,336
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                           48,644        44,513
Interest credited to fixed accounts                                        55,666        55,666
Amortization of deferred acquisition costs                                 28,038        28,038
Separation costs                                                             (571)         (571)
Other insurance and operating expenses                                     31,194        31,194
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                             162,971       158,840
-------------------------------------------------------------------------------------------------

Pretax income                                                              61,496        61,496
Income tax provision                                                       19,000        19,000
-------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 42,496      $ 42,496
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life of NY's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of

 96    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Statements of Operations.

See Note 9 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

TRADING SECURITIES
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 9 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of all other derivatives is a component of net investment income.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also

                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    97

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives is reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2008, RiverSource Life of NY decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life of NY's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same

 98    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 9 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    99

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liabilities. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and ranged from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who assume risk from RiverSource Life of NY are separately recorded as reinsurance recoverable within receivables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premiums, net investment income and policy and contract charges.

PREMIUMS
RiverSource Life of NY earns premium revenue on its traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Traditional life and LTC insurance premiums are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.


 100    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include commissions, net of deferrals, and expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express in 2005, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life of NY is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life of NY applied the disclosure requirements of this FSP as of December 31, 2008 and there was no impact on its financial condition or results of operations.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life of NY will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life of NY will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of

                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    101

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life of NY's adoption of SFAS 161 will not impact its financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life of NY's adoption of SFAS 160 will not impact its financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life of NY initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 9 for additional information regarding the fair values of RiverSource Life of NY's assets and liabilities.


 102    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Mortgage and other asset-backed securities                 459,504       3,396         (43,161)      419,739
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================





                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  933,721      $6,767       $(24,021)    $  916,467
Mortgage and other asset-backed securities                 444,483       2,173         (4,583)       442,073
U.S. government and agencies obligations                    34,166         149           (191)        34,124
State and municipal obligations                              6,997          18           (157)         6,858
Foreign government bonds and obligations                     4,511         450             (3)         4,958
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,423,878      $9,557       $(28,955)    $1,404,480
=============================================================================================================



At December 31, 2008 and 2007, fixed maturity securities comprised approximately 84% of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $61 million and $83 million of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade

                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    103

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  487,686    $  451,546         35%      $  488,954    $  486,574         35%
AA                                           72,683        70,311          5          142,094       140,581         10
A                                           329,126       302,063         24          300,455       296,330         21
BBB                                         414,951       381,071         30          379,992       375,138         27
Below investment grade                       98,734        74,034          6          112,383       105,857          7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,403,180    $1,279,025        100%      $1,423,878    $1,404,480        100%
==========================================================================================================================



At December 31, 2008 and 2007, approximately 27% and 24%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $417,970      $(31,701)     $234,787      $(58,636)     $652,757      $ (90,337)
Mortgage and other asset-backed
securities                                  99,728       (19,303)      131,447       (23,858)      231,175        (43,161)
U.S. government and agencies
obligations                                     --            --         2,127            (6)        2,127             (6)
State and municipal obligations                961           (40)        3,841          (158)        4,802           (198)
Foreign government bonds and
obligations                                  1,460          (401)           --            --         1,460           (401)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $520,119      $(51,445)     $372,202      $(82,658)     $892,321      $(134,103)
==========================================================================================================================




                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN THOUSANDS)                              LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                 $183,425       $(4,094)     $443,744      $(19,927)     $627,169      $(24,021)
Mortgage and other asset-backed
securities                                  46,978          (421)      237,897        (4,162)      284,875        (4,583)
U.S. government and agencies
obligations                                     --            --        17,564          (191)       17,564          (191)
State and municipal obligations                 --            --         4,844          (157)        4,844          (157)
Foreign government bonds and
obligations                                     --            --           184            (3)          184            (3)
--------------------------------------------------------------------------------------------------------------------------
  Total                                   $230,403       $(4,515)     $704,233      $(24,440)     $934,636      $(28,955)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   85        $224,943      $ (4,838)         28        $ 77,774      $ (2,011)        113
90% -- 95%                    60         156,943       (12,012)         26          72,331        (6,041)         86
80% -- 90%                    34          90,414       (15,088)         43         117,484       (23,616)         77
Less than 80%                 19          47,819       (19,507)         82         104,613       (50,990)        101
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $302,717      $  (6,849)
90% -- 95%                 229,274        (18,053)
80% -- 90%                 207,898        (38,704)
Less than 80%              152,432        (70,497)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================





 104    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                   89        $203,862       $(2,577)        194        $597,760      $(11,518)        283
90% -- 95%                    16          25,085        (1,708)         28          71,922        (5,128)         44
80% -- 90%                     1           1,317          (184)         13          24,870        (3,969)         14
Less than 80%                  1             139           (46)          8           9,681        (3,825)          9
------------------------------------------------------------------------------------------------------------------------
  Total                      107        $230,403       $(4,515)        243        $704,233      $(24,440)        350
========================================================================================================================

                             DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%               $801,622      $(14,095)
90% -- 95%                  97,007        (6,836)
80% -- 90%                  26,187        (4,153)
Less than 80%                9,820        (3,871)
--------------------------------------------------
  Total                   $934,636      $(28,955)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy and utility industries. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and banking. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $4.7 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 85% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life of NY's evaluation of potential other-than-temporary impairments.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2008 was $419.7 million which included $159.1 million of residential mortgage backed securities and $182.3 million of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $115.8 million of agency-backed securities, $23.8 million of Alt-A securities, and $19.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2008 was $78.3 million, which included $9.4 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.


                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    105

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                    $(10,299)     $(11,271)     $   (215)
Holding gains (losses), net of tax of $45,105, $2,100 and
$6,014, respectively                                              (83,766)        3,902       (11,168)
Reclassification of realized losses (gains), net of tax of
$8,439, $1,768 and $1,303, respectively                            15,673        (3,283)       (2,419)
DAC, net of tax of $6,578, $168 and $996, respectively             12,216           311         1,848
DSIC, net of tax of $559, $23 and $79, respectively                 1,038            42           148
Fixed annuity liabilities, net of tax of $803, nil and $292,
respectively                                                        1,494            --           535
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                $(63,644)     $(10,299)     $(11,271)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   53,264    $   53,010
Due after one year through five years                                      524,222       488,342
Due after five years through 10 years                                      253,907       210,823
Due after 10 years                                                         112,283       107,111
-------------------------------------------------------------------------------------------------
                                                                           943,676       859,286
Mortgage and other asset-backed securities                                 459,504       419,739
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,403,180    $1,279,025
=================================================================================================



The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                            $  15,114     $322,740      $ 131,036
Maturities, sinking fund payments and calls                        166,854      116,456         92,911
Purchases                                                         (188,068)     (74,488)      (129,842)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                  $    933       $ 6,409       $4,208
Gross realized investment losses                                     (148)       (1,030)        (487)
Other-than-temporary impairments                                  (24,898)         (326)          --


The $24.9 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At both December 31, 2008 and 2007, bonds carried at $0.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $211,974      $227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $210,786      $226,481
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.


 106    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

At December 31, 2008 and 2007, none of RiverSource Life of NY's commercial mortgage loans were impaired. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2008, 2007 and 2006, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $ 2,718       $3,218
Provision for commercial mortgage loan losses                         --         (1,530)          --
Foreclosures, write-offs and loan sales                               --             --         (500)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $1,188        $ 1,188       $2,718
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Atlantic                                                                 $ 66,425      $ 70,532
North Central                                                              48,748        52,557
Mountain                                                                   32,696        36,586
Pacific                                                                    29,605        30,437
New England                                                                17,295        19,815
South Central                                                              17,205        17,742
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE    ON-BALANCE
                                                                           SHEET         SHEET
-------------------------------------------------------------------------------------------------
Shopping centers and retail                                              $ 56,107      $ 60,463
Industrial buildings                                                       52,424        57,079
Office buildings                                                           46,632        52,377
Apartments                                                                 31,102        33,230
Medical buildings                                                          11,120        11,553
Hotels and motels                                                           4,737         4,949
Mixed use                                                                   4,247         2,244
Other                                                                       5,605         5,774
-------------------------------------------------------------------------------------------------
                                                                          211,974       227,669
Less: allowance for loan losses                                            (1,188)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $210,786      $226,481
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding mortgage loan funding commitments at December 31, 2008 and 2007.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $76,456      $ 84,542      $100,519
Income on commercial mortgage loans                                12,990        14,564        15,396
Trading securities                                                  6,371        11,403         4,632
-------------------------------------------------------------------------------------------------------
                                                                   95,817       110,509       120,547
Less: Investment expenses                                           1,396         1,319         1,405
-------------------------------------------------------------------------------------------------------
  Total                                                           $94,421      $109,190      $119,142
=======================================================================================================





                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    107

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                 $(24,113)      $5,053        $3,721
Commercial mortgage loans                                              --           --           215
Cash and cash equivalents                                              (4)          --            --
Reduction in the allowance for loan losses                             --        1,530            --
-------------------------------------------------------------------------------------------------------
  Total                                                          $(24,117)      $6,583        $3,936
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
During the third quarter of 2008, RiverSource Life of NY completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities. The net impact in the third quarter of these items was a $1.4 million benefit to the Statements of Operations which included a $0.1 million benefit to premiums, $3.1 million benefit to policy and contract charges, a $2.9 million benefit to benefits, claims, losses and settlement expenses, a $3.0 million expense to amortization of DAC and a $1.7 million expense to other insurance and operating expenses.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $234,561      $241,568      $230,270
Cumulative effect of accounting change                              1,970       (13,939)           --
Capitalization of acquisition costs                                28,784        34,491        32,713
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (38,554)      (25,438)      (25,259)
Amortization, impact of valuation assumptions review and
valuation system conversion                                        (3,000)       (2,600)        1,000
Impact of change in net unrealized securities losses               18,794           479         2,844
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $242,555      $234,561      $241,568
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $19,447       $15,658       $11,554
Cumulative effect of accounting change                                553          (496)           --
Capitalization of sales inducements                                 4,802         6,266         6,073
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (2,691)       (2,046)       (2,196)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           100            --            --
Impact of change in net unrealized securities losses                1,597            65           227
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,808       $19,447       $15,658
=======================================================================================================



Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.5 million to DAC and DSIC, respectively. See Note 3 and Note 9 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE
Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").


 108    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In addition, RiverSource Life of NY assumes life insurance risk under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $10.8 billion, $10.3 billion and $9.6 billion, respectively, of which $6.2 billion, $5.4 billion and $4.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,279       $33,729       $32,764
Reinsurance ceded                                                  (8,076)       (6,925)       (5,661)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $28,203       $26,804       $27,103
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $3.5 million and $3.3 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers amounted to $4.1 million, $2.7 million and $3.1 million, for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $47.9 million and $40.3 million related to reinsurance of LTC from risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $5.4 million and $3.9 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,056,580    $1,108,670
Variable annuities fixed sub-accounts                                      293,301       294,532
Variable annuity GMWB                                                       75,843         6,308
Variable annuity GMAB                                                       18,796         1,651
Other variable annuity guarantees                                            2,891         1,178
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,447,411     1,412,339
Variable universal life ("VUL")/ universal life ("UL") insurance           151,359       149,456
Other life, DI and LTC insurance                                           236,088       213,937
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,834,858     1,775,732
Policy claims and other policyholders' funds                                 8,340         6,460
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,843,198    $1,782,192
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,015,275    $2,736,820
VUL insurance variable sub-accounts                                        231,899       349,240
Other insurance variable sub-accounts                                          847         1,168
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,248,021    $3,087,228
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.


                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    109

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL and UL insurance is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL insurance products can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL insurance products are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered on new contracts.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life of NY added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.


 110    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE (1)                      CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                  $1,066,416     $  981,665      $242,846          61         $1,184,219     $1,109,067
  Six-Year Reset                        799,245        623,034       160,868          61          1,304,566      1,116,139
  One-Year Ratchet                      288,479        262,310       104,321          61            362,425        336,584
  Five-Year Ratchet                     109,258        103,010        29,024          60            126,796        121,470
  Other                                   2,371          2,134           447          66              3,640          3,231
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,265,769     $1,972,153      $537,506          61         $2,981,646     $2,686,491
===========================================================================================================================
GGU DEATH BENEFIT                    $       79     $       78      $     --          49         $      117     $      117
===========================================================================================================================
GMIB                                 $   21,731     $   19,088      $  8,721          62         $   33,422     $   30,363
===========================================================================================================================
GMWB:
  GMWB                               $  199,351     $  192,206      $ 71,371          62         $  277,403     $  268,918
  GMWB for life                         477,102        452,793       139,641          62            399,010        383,259
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $  676,453     $  644,999      $211,012          62         $  676,413     $  652,177
===========================================================================================================================
GMAB                                 $  104,241     $  100,820      $ 30,767          55         $  109,751     $  106,321
===========================================================================================================================

                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE (1)                       AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $   882          61
  Six-Year Reset                        14,067          60
  One-Year Ratchet                       3,077          62
  Five-Year Ratchet                        346          67
  Other                                     --          65
---------------------------------------------------------------
    Total -- GMDB                      $18,372          61
===============================================================
GGU DEATH BENEFIT                      $    --          48
===============================================================
GMIB                                   $   281          60
===============================================================
GMWB:
  GMWB                                 $ 1,631          61
  GMWB for life                          1,702          62
---------------------------------------------------------------
    Total -- GMWB                      $ 3,333          62
===============================================================
GMAB                                   $   157          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007       $1,283         $ 29         $(1,539)      $   236        $ 86
Incurred claims                                       (74)          (3)          7,847         1,415         346
Paid claims                                           (57)                          --            --          (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007              1,152           26           6,308         1,651         429
Incurred claims                                       156          278          69,535        17,145         516
Paid claims                                         1,180           99              --            --          (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008             $2,488         $403         $75,843       $18,796        $943
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,164,193    $1,813,121
  Bond                                                                     660,964       672,624
  Other                                                                    183,181       240,871
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,008,338    $2,726,616
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FAIR VALUES OF ASSETS AND LIABILITIES
Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.


                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    111

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

In 2008, $11.9 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $3.7 million which was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.


 112    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES
EMBEDDED DERIVATIVES -- VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                     $1,704      $1,154,573     $122,748     $1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================



The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                                AVAILABLE-
                                                                 FOR-SALE
                                                                SECURITIES:                   FUTURE
                                                                   FIXED         OTHER        POLICY
(IN THOUSANDS)                                                  MATURITIES      ASSETS       BENEFITS
-------------------------------------------------------------------------------------------------------
Balance, January 1                                               $100,504      $ 15,054      $ (6,157)
  Total gains (losses) included in:
     Net income (loss)                                             (3,121)(1)       895 (2)   (84,958)(2)
     Other comprehensive loss                                     (27,815)           --            --
  Purchases, sales, issuances and settlements, net                 41,318       (15,812)       (3,350)
  Transfers into Level 3                                           11,862 (3)        --            --
-------------------------------------------------------------------------------------------------------
Balance, December 31                                             $122,748      $    137      $(94,465)
=======================================================================================================
Change in unrealized gains (losses) included in net income
  relating to assets and liabilities held at December 31         $ (1,121)(4)  $     --      $(84,618)(2)
=======================================================================================================



(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $2.0 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.


                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    113

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2008 and 2007, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                         $210,186      $192,896     $  226,481    $  223,045
  Policy loans                                             36,222        39,059         35,734        35,734

FINANCIAL LIABILITIES
  Future policy benefits                                 $968,966      $915,297     $1,308,317    $1,281,504
  Separate account liabilities                              6,182         6,182         10,020        10,020


COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of variable annuity fixed sub-accounts classified as investment contracts is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life of NY's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

10. RELATED PARTY TRANSACTIONS
RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life of NY received $7.2 million, $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was approximately $144 thousand, $90 thousand and $98 thousand for each of the years ended December 31, 2008, 2007 and 2006, respectively.


 114    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $96 thousand in 2008, $83 thousand in 2007 and $78 thousand in 2006.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2008, 2007 and 2006 were $36 thousand, $144 thousand and $143 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2008, 2007 and 2006, which are calculated on the basis of commission earnings of the individual financial advisors, were $6 thousand, $11 thousand and $16 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $42.2 million, $32.3 million and $26.1 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2008, 2007 and 2006, RiverSource Life of NY paid cash dividends of $77 million, $83 million and $25 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes and included in other liabilities at December 31, 2007 is a $5.8 million payable to RiverSource Life for federal income taxes.

11. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. Due to the statutory net loss from operations in 2008, any dividend in 2009 would be subject to the pre-notifications requirements. RiverSource Life of NY's statutory unassigned surplus aggregated $106.2 million and $164.5 million as of December 31, 2008 and 2007, respectively.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $(36,116)     $ 33,925      $ 61,735
Statutory net income (loss)                                       (34,045)       43,164        63,001
Statutory surplus                                                 213,625       281,414       329,528
Statutory capital and surplus                                     215,625       283,414       331,528


12. INCOME TAXES
RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                        $ 10,816       $16,760       $15,395
  State                                                             2,405         1,056         2,685
-------------------------------------------------------------------------------------------------------
Total current income tax                                           13,221        17,816        18,080
Deferred federal income tax                                       (22,571)        1,184         4,877
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                   $ (9,350)      $19,000       $22,957
=======================================================================================================





                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    115

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           26.2         (7.9)         (4.2)
  State taxes, net of federal benefit                              (10.2)         1.1           2.5
  Taxes applicable to prior years                                    3.9          3.8           0.6
  Foreign tax credit, net of addback                                 6.2         (1.1)         (0.6)
  Other                                                             (0.1)          --            --
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                      61.0%        30.9%         33.3%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 61.0% and 30.9% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate was primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 78,571      $ 51,603
  Net unrealized losses on Available-for Sale securities                   34,270         5,543
  Other                                                                     3,029         2,497
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                          115,870        59,643
Deferred income tax liabilities:
  DAC                                                                      60,531        65,262
  Investment related                                                        9,156            50
  DSIC                                                                      7,670         6,703
  Other                                                                        --         1,481
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      77,357        73,496
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                             $ 38,513      $(13,853)
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life of NY has a foreign tax credit carryforward of $735 thousand which expires on December 31, 2017. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                     2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                      $ 3,481
Reductions based on tax positions related to the current year                      (7,720)
Additions for tax positions of prior years                                          4,844
Reductions for tax positions of prior years                                        (2,751)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                      $(2,146)
===========================================================================================





 116    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

If recognized, approximately $2.0 and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net reduction of $388 thousand in interest and penalties for the year ended December 31, 2008. RiverSource Life of NY had a $129 thousand receivable and a $259 thousand liability for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) in the Statements of Shareholder's Equity include securities, DAC and DSIC and are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                         $(28,726)       $523         $(5,950)


13. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities.

The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN THOUSANDS)                             AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                       $ 56,000       $15,981       $    --      $113,000       $ 3,546       $(2,960)
Purchased equity options                   386,578        35,364        (5,751)      296,521        20,489        (2,153)
Equity futures purchased(1)                     --            --            --         1,108            --            --
Equity futures sold(1)                      59,407            --            --        15,511            --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                $501,985       $51,345       $(5,751)     $426,140       $24,035       $(5,113)
==========================================================================================================================



 (1) Equity futures have no recorded value as they are cash settled daily.
 (2) The above table does not include certain embedded derivatives.

The derivative instruments in the above table hedge RiverSource Life of NY's GMWB and GMAB annuities.

See Note 9 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.


                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    117

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges
RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of variable annuity guaranteed benefits.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life of NY is scheduled to make for these options total $34 million through June 31, 2023.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

Credit Risk
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life of NY accepted collateral consisting primarily of cash of $38.4 million and $1.5 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life of NY provided collateral consisting primarily of cash of $31.0 million and $1.1 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life of NY's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

14. COMMITMENTS AND CONTINGENCIES
At December 31, 2008 and 2007, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


 118    RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

15. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

Net Income

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ (5,964)      $42,496       $45,990
Deferred acquisition costs (GAAP item)                             12,770        (6,453)       (8,454)
Deferred sales inducement costs (GAAP item)                        (2,211)       (4,220)       (3,877)
Deferred income tax expense( )(GAAP item)                         (22,571)        1,184         4,877
Change in future policy benefits(1)                                32,034        (1,342)        8,561
Current income tax expense(1)                                      11,939            --            --
Net investment income(1)                                             (619)       (4,871)           18
Change in separate account liabilities(1)                         (19,887)       19,189        17,774
Mark-to-market on derivatives(2)                                  (40,691)          177            --
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                    1,507        (1,941)         (557)
Other, net(1)                                                        (352)       (1,055)       (1,331)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $(34,045)      $43,164       $63,001
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis net income (loss) reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

(IN THOUSANDS)                                                     2008          2007          2006
-------------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements      $ 281,965     $ 420,247     $ 468,990
Net unrealized gains and losses on Available-for-Sale
investments (GAAP item)                                            124,156        19,398        20,651
Prepaid reinsurance (GAAP item)                                    (11,234)       (6,221)       (4,922)
Deferred sales inducements costs (GAAP item)                       (23,808)      (19,447)      (15,658)
Deferred acquisition costs (GAAP item)                            (242,555)     (234,561)     (241,568)
Future policy benefits(1)                                           35,845         1,632         5,832
Current income taxes, net(1)                                        11,939            --            --
Deferred income taxes, net(1)                                       (3,977)       45,272        46,869
Separate account liability adjustment (statutory item)              87,852       107,739        94,387
Asset valuation reserve (statutory item)                           (13,468)      (13,891)      (16,631)
Non-admitted assets (statutory item)                               (27,781)      (27,088)      (24,089)
Other, net(1)                                                       (3,309)       (9,666)       (2,333)
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 215,625     $ 283,414     $ 331,528
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================





                                       RIVERSOURCE OF NEW YORK ACCOUNT 8    119

S-6337 G (5/09)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 81 subaccounts dated March 20, 2005 filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21 and is incorporated herein by reference.

(a)(4) Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger band subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy Endorsement (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(6) Children's Term Insurance Rider filed electronically as Exhibit 1.A.
(5)(e) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(7) Automatic Increase Benefit Rider filed electronically as Exhibit 1.A.
(5)(f) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(8) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(d)(9) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(d)(10) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VULIV-NY/VULIVES-NY) filed electronically as Exhibit (d)(10) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644, is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(1) Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006 filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement 333-44644, and is herein incorporated by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 9141-00-00 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 9141-00-00, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(3) Redacted copy of Second Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 9141-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 3092 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(5) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(6) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(7) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3092 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 1158 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(9) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 0322-6386 filed electronically as Exhibit (g)(9) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(10) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated August 18, 2003, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2004 filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(11) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(12) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(13) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(14) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000 and identified as Treaty Number 7865-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(15) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(16) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 7782-1 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(18) Redacted copy of Addendum Number 2 to the Reinsurance Agreement dated August 18, 2003 and identified as Treaty Number 7782-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit
(g)(18) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(19) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 and identified as Agreement Number 0322-2537 filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(8) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644, is incorporated herein by reference.

(h)(9) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 is filed electronically herewith as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644.

(h)(11) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(12) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(13) Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(14) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS

Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(16) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit(h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(18) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, IDS Life Insurance Co. of New York, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(19) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(20) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(21) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(23) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit
8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(24) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(25) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III-NY is filed electronically herewith.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY is filed electronically herewith.

(m)(3) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY 2005 Revisions is filed electronically herewith.

(m)(4) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY 2008 Revisions filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV-NY/VUL IV ES-NY is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL III-NY filed electronically herewith.

(o)(1) Not applicable.

(p)(1) Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 22, 2008 is filed electronically herewith as Exhibit(r)(1) to Post-Effective Amendment No. 27 to Registration Statement No. 333-44644.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                                   Principal Business Address*      Positions and Offices with Depositor
----                               ----------------------------------   ------------------------------------
Lynn Abbott                                                             President - National Accounts and
                                                                        Fund Management

Lori J. Arrell                                                          Director

Gumer C. Alvero                    1765 Ameriprise Financial Center     Director and Senior Vice President -
                                   Minneapolis, MN 55474                Annuities

Timothy V. Bechtold                249 Ameriprise Financial Center      Director, President and Chief
                                   Minneapolis, MN 55474                Executive Officer

Walter Stanley Berman              AMEX Tower WFC                       Vice President and Treasurer
                                   200 Vesey St.
                                   New York, NY

Maureen A. Buckley                 20 Madison Ave. Extension            Director, Vice President, Chief
                                   Albany, NY 12203                     Operating Officer, Chief Compliance
                                                                        Officer Consumer Affairs Officer,
                                                                        Claims Officer and Anti-Money
                                                                        Laundering Officer

Rodney P. Burwell                  Xerxes Corporation                   Director
                                   7901 Xerxes Ave. So.
                                   Minneapolis, MN 55431-1253

Richard N. Bush                                                         Senior Vice President - Corporate Tax

Robert R. Grew                     Carter, Ledyard & Milburn            Director
                                   2 Wall Street
                                   New York, NY 10005-2072

Ronald L. Guzior                   Bollam, Sheedy, Torani               Director
                                   & Co. LLP CPA's
                                   26 Computer Drive West
                                   Albany, NY 12205

James L. Hamalainen                                                     Vice President - Investments


Michelle Marie Keeley              257 Ameriprise Financial Center      Vice President - Investments
                                   Minneapolis, MN 55474

Jean B. Keffeler                   1010 Swingley Rd.
                                   Livingston, MT 59047                 Director

Timothy J. Masek                                                        Vice President-Investments

Thomas R. McBurney                 4900 IDS Center                      Director
                                   80 South Eighth Street
                                   Minneapolis, MN 55402

Jeffrey McGregor                                                        Director

Jeryl A. Millner                   138 Ameriprise Financial Center      Director
                                   Minneapolis, MN 55474

Thomas W. Murphy                   264 Ameriprise Financial Center      Vice President - Investments
                                   Minneapolis, MN 55474

Thomas V. Nicolosi                 Ameriprise Financial Services Inc.   Director
                                   Suite 220
                                   500 Mamaroneck Avenue
                                   Harrison, NY 10528

Kevin Palmer                                                            Vice President and Chief Actuary

David Kent Stewart                                                      Vice President and Controller

Michael R. Woodward                32 Ellicot St                        Director
                                   Suite 100
                                   Batavia, NY 14020

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474




Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ----------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Advisor Services, Inc.                                          Michigan
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Captive Insurance Company                                       Vermont
Ameriprise Capital Trusts I-IV                                             Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise Holdings, Inc.                                                  Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Agency of Massachusetts, Inc.                         Massachusetts
Ameriprise Insurance Agency                                                Wisconsin
Ameriprise Trust Company                                                   Minnesota
AMPF Holding Corporation                                                   Michigan
AMPF Property Corporation                                                  Michigan
AMPF Realty Corporation                                                    Michigan
Brecek & Young Advisors, Inc.                                              California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.             Texas
Brecek & Young Financial Services Group of Montana, Inc.                   Montana
Boston Equity General Partner LLC                                          Delaware
4230 W. Green Oaks, Inc.                                                   Michigan
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
Investors Syndicate Development Corporation                                Nevada
J. & W. Seligman & Co. Incorporated                                        New York
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets Inc.                                                         Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Fund Distributors, Inc.                                        Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource REO 1, LLC                                                     Minnesota
RiverSource Service Corporation                                            Minnesota
RiverSource Services, Inc.                                                 Delaware
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Seligman Asia, Inc.                                                        Delaware
Seligman Focus Partners LLC                                                Delaware



Seligman Health Partners LLC                                               Delaware
Seligman Health Plus Partners LLC                                          Delaware
Seligman Partners LLC                                                      Delaware
Threadneedle Asset Management Holdings SARL                                England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and Chief
                                       Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President - Strategic
                                       Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and Chief
                                       Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                                       NET
                                  UNDERWRITING
       NAME OF                      DISCOUNTS          COMPENSATION
      PRINCIPAL                        AND                  ON               BROKERAGE         OTHER
     UNDERWRITER                   COMMISSIONS          REDEMPTION          COMMISSIONS     COMPENSATION
-------------------------------   -------------        -------------        -----------     ------------
RiverSource Distributors, Inc.     $22,750,353             None                 None            None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Co. of New York at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of April, 2009.

                       RiverSource of New York Account 8
                ------------------------------------------------
                                  (Registrant)

                 By RiverSource Life Insurance Co. of New York
                ------------------------------------------------
                                   (Sponsor)

                          By /s/ Timothy V. Bechtold*
                  --------------------------------------------
                              Timothy V. Bechtold
                              President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2009.

/s/ Gumer C. Alvero*                    Director and Senior Vice
--------------------------------------   President - Annuities
    Gumer C. Alvero

/s/ Lori J. Arrell*                     Director
--------------------------------------
    Lori J. Arrell

/s/ Timothy V. Bechtold*                Director, President and Chief
--------------------------------------   executive officer
    Timothy V. Bechtold                  (Chief executive officer)


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
--------------------------------------   Operating Officer, Consumer
    Maureen A. Buckley                   Affairs Officer, Claims
                                         Officer and Anti-Money
                                         Laundering Prevention Officer

/s/ Rodney P. Burwell                   Director
--------------------------------------
    Rodney P. Burwell

/s/ Richard N. Bush*                    Senior Vice President -
--------------------------------------   Corporate Tax
    Richard N. Bush

/s/ Robert R. Grew*                     Director
--------------------------------------
    Robert R. Grew

/s/ Martin T. Griffin*                  Director
--------------------------------------
    Martin T. Griffin

/s/ Ronald L. Guzior*                   Director
--------------------------------------
    Ronald L. Guzior

/s/ Jean B. Keffeler*                   Director
--------------------------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*                 Director
--------------------------------------
    Thomas R. McBurney

/s/ Jeffrey McGregor*                   Director
--------------------------------------
    Jeffrey McGregor

/s/ Jeryl A. Millner*                   Director
--------------------------------------
    Jeryl A. Millner

/s/ Thomas V. Nicolosi*                 Director
--------------------------------------
    Thomas V. Nicolosi

/s/ David K. Stewart*                   Vice President and Controller
--------------------------------------   (Principal Financial Officer)
    David K. Stewart                     (Principal Accounting Officer)

/s/ Michael R. Woodward*                Director
--------------------------------------
    Michael R. Woodward

---------------
* Signed pursuant to Power of Attorney dated October 22, 2008 is filed electronically herewith as Exhibit (r)(1) to Post-Effective Amendment No. 27 to Registration Statement No. 333-44644, by:

/s/ Dixie Carroll
--------------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27
                     TO REGISTRATION STATEMENT NO. 333-44644

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectuses for:

RiverSource Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series and RiverSource Variable Universal Life III

Part B.

The combined statement of Additional Information relating to RiverSource of New York Account 8 is filed electronically herewith in Post-Effective Amendment No. 27 to Registration Statement No. 333-44644.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for VUL III-NY.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY.

(m)(3) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY 2005 Revisions.

(m)(4) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY 2008 Revisions.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV-NY/VUL IV ES-NY.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL III-NY.

(r)(1) Power of Attorney dated October 22, 2008.